As filed with the Securities and Exchange Commission on April 20, 2001.

-------------------------------------------------------------------------------

                                                             File Nos. 333-94785
                                                                       811-07467


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/


                         POST-EFFECTIVE AMENDMENT NO. 2


                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                                AMENDMENT NO. 23

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5300
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

       RICHARD T. CHOI, ESQUIRE                  JOANNE M. DERRIG, ESQUIRE
       FOLEY & LARDNER                           ALFS, INC.
       3000 K STREET, N.W.                       3100 SAUNDERS ROAD
       SUITE 500                                 NORTHBROOK, IL 60062
       WASHINGTON, DC 20007

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

__ immediately upon filing pursuant to paragraph (b) of Rule 485 X on May 1, 2001 pursuant to paragraph (b) of Rule 485
__ 60 days  after  filing pursuant to paragraph (a)(1) of Rule 485
__ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


TITLE OF SECURITIES BEING REGISTERED: Units of Interest in the Allstate Life of New York Separate Account A under Deferred Variable Annuity Contracts.

ALLSTATE CUSTOM PORTFOLIO VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 94038, PALATINE, IL 60094-4038
TELEPHONE NUMBER: 1-800-692-4682                    PROSPECTUS DATED MAY 1, 2001

--------------------------------------------------------------------------------

Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the Allstate Custom Portfolio Variable Annuity, a group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 29 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include the fixed account
("FIXED ACCOUNT") and 28 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following mutual fund portfolios ("PORTFOLIOS"):



AIM VARIABLE INSURANCE FUNDS:           OPPENHEIMER VARIABLE ACCOUNT FUNDS:
AIM V.I. Balanced Fund                  Oppenheimer Aggressive Growth Fund/VA
AIM V.I. Capital Appreciation Fund      Oppenheimer Main Street Growth & Income
AIM V.I. Government Securities Fund       Fund/VA
AIM V.I. Growth Fund                    Oppenheimer Strategic Bond Fund/VA
AIM V.I. High Yield Fund                THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
AIM V.I. International Equity Fund        FUND, INC.:
AIM V.I. Value Fund                     The Dreyfus Socially Responsible Growth
FIDELITY VARIABLE INSURANCE PRODUCTS      Fund, Inc.
  FUND :                                DREYFUS STOCK INDEX FUND:
Fidelity VIP Contrafund(R)              Dreyfus Stock Index Fund
Portfolio                               DREYFUS VARIABLE INVESTMENT FUND:
                                        Dreyfus VIF Appreciation Portfolio
Fidelity VIP Equity-Income Portfolio    WELLS FARGO VARIABLE TRUST:
Fidelity VIP Growth Portfolio           Wells Fargo VT Asset Allocation Fund
Fidelity VIP Growth Opportunities       Wells Fargo VT Equity Income Fund
  Portfolio                             Wells Fargo VT Growth Fund
Fidelity VIP Overseas Portfolio         DELAWARE GROUP PREMIUM FUND, INC.:
FRANKLIN TEMPLETON VARIABLE INSURANCE   Delaware GP Small Cap Value Series
  PRODUCTS TRUST:                       Delaware GP Trend Series
Templeton Asset Strategy Fund --
  Class 2
Templeton International Securities
  Fund -- Class 2
                          HSBC VARIABLE INSURANCE FUNDS:
                          HSBC Variable Cash Management Fund
                          HSBC Variable Fixed Income Fund
                          HSBC Variable Growth & Income Fund


WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page D-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.
                   THE CONTRACTS ARE NOT FDIC INSURED.
                   THE CONTRACTS ARE ONLY AVAILABLE IN NEW YORK.

TABLE OF CONTENTS
-------------------------------------------------------------------
                                                                            PAGE
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                            3
----------------------------------------------------------------------------
   The Contract at a Glance                                                   4
----------------------------------------------------------------------------
   How the Contract Works                                                     6
----------------------------------------------------------------------------
   Expense Table                                                              7
----------------------------------------------------------------------------
   Financial Information                                                     12
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                              13
----------------------------------------------------------------------------
   Purchases                                                                 14
----------------------------------------------------------------------------
   Contract Value                                                            15
----------------------------------------------------------------------------
   Investment Alternatives                                                   16
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                              16
----------------------------------------------------------------------------
      The Fixed Account Options                                              18
----------------------------------------------------------------------------
      Transfers                                                              21
----------------------------------------------------------------------------
   Expenses                                                                  23
----------------------------------------------------------------------------
   Access To Your Money                                                      24
----------------------------------------------------------------------------
   Income Payments                                                           25
----------------------------------------------------------------------------
   Death Benefits                                                            27
----------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:                                                         28
----------------------------------------------------------------------------
      Allstate New York                                                      28
----------------------------------------------------------------------------
      The Variable Account                                                   29
----------------------------------------------------------------------------
      The Portfolios                                                         29
----------------------------------------------------------------------------
      The Contract                                                           30
----------------------------------------------------------------------------
      Qualified Plans                                                        30
----------------------------------------------------------------------------
      Legal Matters                                                          30
----------------------------------------------------------------------------
   Taxes                                                                     31
----------------------------------------------------------------------------
   Annual Reports and Other Documents                                        33
----------------------------------------------------------------------------
   Performance Information                                                   34
----------------------------------------------------------------------------
   Experts                                                                   35
----------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES                                       A-1
----------------------------------------------------------------------------
APPENDIX B -- MARKET VALUE ADJUSTMENT EXAMPLES                              B-1
----------------------------------------------------------------------------
APPENDIX C -- WITHDRAWAL ADJUSTMENT EXAMPLE                                 C-1
----------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                       D-1
----------------------------------------------------------------------------

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                           PAGE

--------------------------------------------------------------------------
   Accumulation Phase
--------------------------------------------------------------------------
   Accumulation Unit
--------------------------------------------------------------------------
   Accumulation Unit Value
--------------------------------------------------------------------------
   Allstate New York ("We" or "Us")
--------------------------------------------------------------------------
   Anniversary Values
--------------------------------------------------------------------------
   Annuitant
--------------------------------------------------------------------------
   Automatic Additions Program
--------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program
--------------------------------------------------------------------------
   Beneficiary
--------------------------------------------------------------------------
   Cancellation Period
--------------------------------------------------------------------------
   Contract*
--------------------------------------------------------------------------
   Contract Anniversary
--------------------------------------------------------------------------
   Contract Owner ("You")
--------------------------------------------------------------------------
   Contract Value
--------------------------------------------------------------------------
   Contract Year
---------------------------------------------------------------------------
   Death Benefit Anniversary
--------------------------------------------------------------------------
   Dollar Cost Averaging Program
--------------------------------------------------------------------------
   Due Proof of Death
--------------------------------------------------------------------------
   Fixed Account
--------------------------------------------------------------------------
   Guarantee Periods
--------------------------------------------------------------------------
   Income Plan
--------------------------------------------------------------------------
   Investment Alternatives
--------------------------------------------------------------------------
   Issue Date
--------------------------------------------------------------------------
   Market Value Adjustment
--------------------------------------------------------------------------
   Payout Phase
--------------------------------------------------------------------------
   Payout Start Date
--------------------------------------------------------------------------
   Portfolios
--------------------------------------------------------------------------
   Preferred Withdrawal Amount
--------------------------------------------------------------------------
   Qualified Contracts
--------------------------------------------------------------------------
   Right to Cancel
--------------------------------------------------------------------------
   SEC
--------------------------------------------------------------------------
   Settlement Value
--------------------------------------------------------------------------
   Systematic Withdrawal Program
--------------------------------------------------------------------------
   Treasury Rate
--------------------------------------------------------------------------
   Valuation Date
--------------------------------------------------------------------------
   Variable Account
--------------------------------------------------------------------------
   Variable Sub-Account
--------------------------------------------------------------------------



*The Allstate Custom Portfolio Variable Annuity is a group contract and your ownership is represented by certificates. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.



FLEXIBLE PAYMENTS                           You can purchase a Contract with as
                                            little as $3,000 ($2,000 for a
                                            "QUALIFIED CONTRACT," which is a
                                            Contract  issued  with  a  qualified
                                            plan).
                                            You can add to your Contract as often
                                            and as much as you like, but each  payment must be
                                            at least $100. You must maintain a minimum
                                            account size of $1,000.
------------------------------------------------------------------------------------
RIGHT TO CANCEL                             You may cancel your Contract within 10
                                            days after receipt (60 days if you are
                                            exchanging another contract for the
                                            Contract described in this prospectus)
                                            ("CANCELLATION PERIOD"). Upon
                                            cancellation we will return
                                            your purchase payments adjusted to the
                                            extent federal or state law permits to reflect
                                            the investment experience of any
                                            amounts allocated to the Variable Account.

------------------------------------------------------------------------------------
EXPENSES
                                            You will bear the following expenses:
                                            -  Total Variable Account annual fees
                                               equal to 1.25% of average daily net
                                               assets
                                            -  Annual contract maintenance charge of
                                               $30 (with certain exceptions)
                                            -  Withdrawal charges ranging from 0% to
                                               7% of payment withdrawn (with certain
                                               exceptions)
                                            -  Transfer fee of $10 after 12th
                                               transfer in any Contract
                                               Year (fee currently waived)
                                            -  State premium tax (New York currently
                                               does not impose one).
                                            -  In addition, each Portfolio pays
                                               expenses that you will
                                               bear indirectly if you invest in a
                                               Variable Sub-Account.
------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES                     The Contract  offers 29 investment  alternatives
                                            including:
                                            -  the fixed account (which credits
                                               interest at rates we guarantee), and
                                            -  28 Variable Sub-Accounts investing in
                                               Portfolios offering professional money management by:

                                            -  A I M Advisors, Inc.
                                            -  Fidelity Management & Research Company
                                            -  Templeton Investment Counsel, LLC
                                            -  OppenheimerFunds, Inc.
                                            -  The Dreyfus Corporation
                                            -  Wells Fargo Bank, N.A.
                                            -  Delaware Management Company
                                            -  HSBC Asset Management (Americas), Inc.
                                            To find out current rates being paid on
                                            the Fixed Account, or to find out how the
                                            Variable Sub-Accounts have performed, please
                                            call us at 1-800-692-4682.



-------------------------------------------------------------------------------------------------------------------
SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------------------------------------------
INCOME PAYMENTS                             You can choose fixed income payments,
                                            variable income payments, or a
                                            combination of the two. You can receive your
                                            income payments in one of the following ways:
                                            -  life income with guaranteed payments
                                            -  a joint and survivor life income with
                                               guaranteed payments
                                            -  guaranteed payments for a specified
                                               period (5 to 30 years)
------------------------------------------------------------------------------------
DEATH BENEFITS                              If you die before the PAYOUT START DATE,
                                            we will pay the death benefit described
                                            in the Contract.
------------------------------------------------------------------------------------
TRANSFERS                                   Before the Payout Start Date, you may
                                            transfer your Contract value ("CONTRACT
                                            VALUE") among the investment alternatives, with
                                            certain restrictions. Transfers to the Fixed Account
                                            must be at least $500.

                                            We do not currently impose a fee upon
                                            transfers. However, we reserve the right to
                                            charge $10 per transfer after the 12th transfer in
                                            each "CONTRACT YEAR," which we measure from the
                                            date we issue your contract or a Contract
                                            anniversary ("CONTRACT ANNIVERSARY").
------------------------------------------------------------------------------------
WITHDRAWALS
                                            You may withdraw some or all of your
                                            Contract Value at anytime during the
                                            ACCUMULATION PHASE. Full or partial
                                            withdrawals also are available under
                                            limited circumstances on or after the
                                            Payout Start Date.  In general, you must
                                            withdraw at least $50 at a time ($1,000
                                            for withdrawals made during the PAYOUT
                                            PHASE). A 10% federal tax penalty may
                                            apply if you withdraw before you are 59 1/2
                                            years old. A withdrawal charge and  MARKET VALUE
                                            ADJUSTMENT also may apply.




HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 29 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS")
described on page 24. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.







Issue                                     Payout Start
Date         Accumulation Phase           Date                     Payout Phase

------------------------------------------------------------------------------>
          You save for retirement

You buy                     You elect to receive income   You can    Or you can
a Contract                  payments or receive a lump    receive    receive
                            sum payment                   income     income
                                                          payments   payments
                                                          for a set  for life
                                                          period

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-692-4682 if you have any question about how the Contract works.

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Portfolios.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*


Number of Complete Years Since We Received the Purchase Payment
Being Withdrawn:                              0  1   2   3   4   5   6   7
------------------------------------------------------------------------------
Applicable Charge:                            7% 6%  5%  4%  3%  2%  1%  0%
------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                $30.00**
------------------------------------------------------------------------------
Transfer Fee                                                     $10.00***
------------------------------------------------------------------------------


*Each Contract Year, you may withdraw up to 15% of purchase payments without incurring a withdrawal charge or a Market Value Adjustment.

**We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging or automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


Mortality and Expense Risk Charge                              1.15%
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.25%
----------------------------------------------------------------------

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)1


                                                                Management                                    Total Portfolio
Portfolio                                                          Fees       Rule 12b-1 Fees  Other          Annual Expenses
                                                                                                Expenses
-------------------------------------------------------------- -------------- ---------------- ----------- ----------------------
AIM V.I. Balanced Fund                                             0.75%            N/A          0.35%             1.10%
AIM V.I. Capital Appreciation Fund                                 0.61%            N/A          0.21%             0.82%
AIM V.I. Government Securities Fund                                0.50%            N/A          0.47%             0.97%
AIM V.I. Growth Fund                                               0.61%            N/A          0.22%             0.83%
AIM V.I. High Yield (2)                                            0.63%            N/A          0.56%             1.19%
AIM V.I. International Equity Fund                                 0.73%            N/A          0.29%             1.02%
AIM V.I. Value Fund                                                0.61%            N/A          0.23%             0.84%
Delaware Premium Fund Small Cap Value Series (3)                   0.71%            N/A          0.14%             0.85%
Delaware Premium Fund Trend Series (3)                             0.74%            N/A          0.09%             0.83%
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial        0.75%            N/A          0.03%             0.78%
Shares
Dreyfus Stock Index Fund: Initial Shares                           0.25%            N/A          0.01%             0.26%
Dreyfus VIF - Appreciation Portfolio: Initial Shares               0.75%            N/A          0.03%             0.78%
Fidelity VIP Contrafund(R)Portfolio (4,5)                          0.57%            N/A          0.09%             0.66%
Fidelity VIP Equity-Income Portfolio (4,5)                         0.48%            N/A          0.08%             0.56%
Fidelity VIP Growth Portfolio (4,5)                                0.57%            N/A          0.08%             0.65%
Fidelity VIP Growth Opportunities Portfolio (4,5)                  0.58%            N/A          0.10%             0.68%
Fidelity VIP Overseas Portfolio (4,5)                              0.72%            N/A          0.17%             0.89%
HSBC Variable Cash Management(6)                                   0.35%            N/A          0.58%             0.93%
HSBC Variable Fixed Income(6)                                      0.55%            N/A          0.60%             1.15%
HSBC Variable Growth and Income(6)                                 0.55%            N/A          0.60%             1.15%
Oppenheimer Aggressive Growth                                      0.62%            N/A          0.02%             0.64%
Oppenheimer Main Street Growth & Income                            0.70%            N/A          0.03%             0.73%
Oppenheimer Strategic Bond                                         0.74%            N/A          0.05%             0.79%
Templeton Asset Strategy - Class 2 (7)                             0.60%           0.25%         0.22%             1.07%
Templeton International Securities - Class 2 (7)                   0.67%           0.25%         0.20%             1.12%
Wells Fargo VT Asset Allocation(7,8)                               0.57%           0.25%         0.18%             1.00%
Wells Fargo VT Equity Income (7,8)                                 0.53%           0.25%         0.22%             1.00%
Wells Fargo VT Growth (7,8)                                        0.47%           0.25%         0.28%             1.00%


1. Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

2.   Expenses have been restated to reflect current fees.

3. Effective May 1, 2001 through October 31, 2001, Delaware Management Company, ("DMC") has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that "Total Portfolio Annual Expenses" will not exceed 0.85% for Small Cap Value Series and Trend Series. Without such an arrangement, the "Total Portfolio Annual Expenses" would be 0.89% for Small Cap Value Series. Under its Management Agreement, the Series pay a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

4.   Initial Class

5. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

6. Absent voluntary reductions and reimbursements for certain Portfolios, "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows: 43.08% for HSBC Variable Cash Management Fund, 407.90% for HSBC Variable Fixed Income Fund, and 39.75% for HSBC Variable Growth and Income Fund. The Portfolio's Advisors may discontinue all or part of these voluntary reductions and reimbursements at any time.

7. The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

8. Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:


                                             Management                                   Total Portfolio
Portfolio                                       Fees       Rule 12b-1       Other         Annual Expenses
                                                              Fees        Expenses
------------------------------------------- ------------- ------------- -------------- ----------------------
Wells Fargo VT Asset Allocation Fund           0.70%         0.25%          0.18%              1.13%
Wells Fargo VT Equity Income Fund              0.70%         0.25%          0.22%              1.17%
Wells Fargo VT Growth Fund                     0.70%         0.25%          0.28%              1.23%

The Portfolio's Advisors may discontinue all or part of these reductions and reimbursements at any time.


EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

-    invested $1,000 in a Variable Sub-Account,

-    earned a 5% annual return on your investment, and

- surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLE DOES NOT INCLUDE DEDUCTIONS FOR PREMIUM TAXES BECAUSE NEW YORK DOES NOT CHARGE PREMIUM TAXES ON ANNUITIES.



Variable Sub-Account                                                  1 YEAR      3 YEARS       5  YEARS       10  YEARS
--------------------                                                  ------      -------       ------         --------
AIM V.I. Balanced                                                     $85          $119           $156           $277
AIM V.I. Capital Appreciation                                         $81          $110           $141           $248
AIM V.I. Government Securities                                        $83          $115           $149           $264
AIM V.I. Growth                                                       $82          $110           $146           $250
AIM V.I. High Yield                                                   $85          $122           $160           $287
AIM V.I. International Equity                                         $84          $116           $152           $269
AIM V.I. Value                                                        $82          $111           $142           $251
Delaware Premium Fund Small Cap Value                                 $82          $111           $143           $252
Delaware Premium Fund Trend                                           $82          $110           $142           $250
The Dreyfus Socially Responsible Growth: Initial Shares               $81          $109           $139           $244
Dreyfus Stock Index: Initial Shares                                   $76           $93           $112           $188
Dreyfus VIF - Appreciation: Initial Shares                            $81          $109           $140           $244
Fidelity VIP Contrafund(R)                                            $80          $105           $133           $231
Fidelity VIP Equity-Income                                            $79          $102           $128           $221
Fidelity VIP Growth Opportunities                                     $80          $106           $134           $234
Fidelity VIP Growth                                                   $80          $105           $133           $230
Fidelity VIP Overseas                                                 $82          $112           $145           $256
HSBC Variable Cash Management                                         $83          $114           $147           $260
HSBC Variable Fixed Income                                            $85          $120           $158           $283
HSBC Variable Growth and Income                                       $85          $120           $158           $283
Oppenheimer Aggressive Growth                                         $80          $105           $132           $229
Oppenheimer Main Street Growth & Income                               $81          $107           $137           $239
Oppenheimer Strategic Bond                                            $81          $109           $140           $245
Templeton Asset Strategy - Class 2                                    $84          $118           $154           $274
Templeton International Securities  - Class 2                         $85          $119           $157           $279
Wells Fargo VT Asset Allocation                                       $83          $116           $151           $267
Wells Fargo VT Equity Income                                          $83          $116           $151           $267
Wells Fargo VT Growth                                                 $83          $116           $151           $267






Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.


Variable Sub-Account                                                  1 YEAR      3 YEARS       5  YEARS       10  YEARS
--------------------                                                  ------      -------       ------         --------
AIM V.I. Balanced                                                         $25         $76         $130         $277
AIM V.I. Capital Appreciation                                             $22         $68         $116         $248
AIM V.I. Government Securities                                            $23         $72         $124         $264
AIM V.I. Growth                                                           $22         $68         $116         $249
AIM V.I. High Yield                                                       $26         $79         $135         $287
AIM V.I. International Equity                                             $24         $74         $126         $269
AIM V.I. Value                                                            $22         $68         $117         $251
Delaware Premium Fund Small Cap Value                                     $22         $69         $117         $252
Delaware Premium Fund Trend                                               $22         $68         $116         $249
The Dreyfus Socially Responsible Growth: Initial Shares                   $22         $66         $114         $244
Dreyfus Stock Index: Initial Shares                                       $16         $50          $86         $188
Dreyfus VIF - Appreciation: Initial Shares                                $22         $66         $114         $244
Fidelity VIP Contrafund(R)                                                $20         $63         $108         $231
Fidelity VIP Equity-Income                                                $19         $60         $102         $221
Fidelity VIP Growth Opportunities                                         $21         $63         $109         $234
Fidelity VIP Growth                                                       $20         $62         $107         $230
Fidelity VIP Overseas                                                     $23         $70         $119         $256
HSBC Variable Cash Management                                             $23         $71         $122         $260
HSBC Variable Fixed Income                                                $25         $78         $133         $283
HSBC Variable Growth and Income                                           $25         $78         $133         $283
Oppenheimer Aggressive Growth                                             $20         $62         $106         $229
Oppenheimer Main Street Growth & Income                                   $21         $65         $111         $239
Oppenheimer Strategic Bond                                                $22         $67         $114         $245
Templeton Asset Strategy - Class 2                                        $25         $75         $129         $274
Templeton International Securities - Class 2                              $25         $77         $131         $279
Wells Fargo VT Asset Allocation                                           $24         $73         $125         $267
Wells Fargo VT Equity Income                                              $24         $73         $125         $267
Wells Fargo VT Growth                                                     $24         $73         $125         $267



PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ON PAGES 8-9 ARE IN EFFECT FOR THE TIME PERIODS PRESENTED ABOVE. YOUR ACTUAL EXPENSES MAY BE LESSER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LESSER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $40,000.


FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values to each Variable Sub-Account since the date the Contracts were first offered. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate New York also appear in the Statement of Additional Information.


THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Allstate Custom Portfolio Variable Annuity is a contract between you, the Contract owner, and Allstate New York, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

-    the investment alternatives during the Accumulation and Payout Phases,

-    the amount and timing of your purchase payments and withdrawals,

-    the programs you want to use to invest or withdraw money,

-    the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

-    any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum age of the oldest Contract owner cannot exceed 85 as of the date we receive the completed application.

You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page 30.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The maximum age of the oldest Annuitant cannot exceed 85 as of the date we receive the completed application. If the Contract owner is a natural person you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

- the youngest Contract owner, if living, otherwise

- the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you do not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you (or the Annuitant if the Contract owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $100 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments, or reduce the minimum purchase payment we will accept. We reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account) by automatically transferring amounts from your bank account. Please consult with your representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center located in Vernon Hills, Illinois (mailing address: P.O. Box 94038, Palatine, Illinois, 60094-4038; overnight mail: 300 N. Milwaukee Ave, Vernon Hills, Illinois 60061).

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (60 days if you are exchanging another contract for the Contract described in this prospectus). You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. Upon cancellation, as permitted by federal or state law, we will return your purchase payments allocated to the Variable Account after an adjustment to the extent federal or state law permits to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

CONTRACT VALUE
-------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to the initial purchase payment. Your Contract Value at any other time during the Accumulation Phase is equal to the sum of the value as of the most recent Valuation Date of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your interest in the Fixed Account.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 28 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Portfolio. You should carefully review the Portfolio prospectuses before allocating amounts to the Variable Sub-Accounts.



PORTFOLIO:                                  EACH PORTFOLIO SEEKS:                                     INVESTMENT
ADVISER:

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Balanced Fund*                To achieve as high a total return as                     A I M Advisors, Inc.
                                       Possible, consistent with preservation
                                       of capital
AIM V.I. Capital Appreciation Fund*    Growth of capital
AIM V.I. Government Securities Fund*   A high level of current income
                                       consistent with reasonable concern for
                                       safety of principal
AIM V.I. Growth Fund*                  Growth of capital
AIM V.I. High Yield Fund*              A high level of current income
AIM V.I. International Equity Fund*    Long-term growth of capital
AIM V.I. Value Fund*                   Long-term growth of capital; income is
                                       a secondary objective
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Contrafund(R)Portfolio    Long-term capital appreciation                       Fidelity Management
                                                                                            & Research Company
Fidelity VIP Equity-Income Portfolio   Reasonable income
Fidelity VIP Growth Portfolio          Capital appreciation
Fidelity VIP Growth Opportunities      Capital growth
Portfolio
Fidelity VIP Overseas Portfolio        Long-term growth of capital

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS FUND:
Templeton Asset Strategy Fund --       High total return                                   Templeton Investment
Class 2                                                                                       Counsel, LLC.
Templeton International Securities  Long-term capital growth Fund
-- Class 2

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Aggressive Growth       Capital appreciation                                OppenheimerFunds, Inc.
  Growth Fund/VA
Oppenheimer Main Street Growth &    High total return, which includes
  Income Fund/VA                    growth in the value of its shares as
                                    well as current income, from equity
                                    and debt securities
Oppenheimer  Strategic  Bond  Fund/VA  High level of current  income

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; THE DREYFUS STOCK INDEX
FUND; AND THE DREYFUS VARIABLE INVESTMENT FUND (VIF):

The Dreyfus Socially Responsible     Capital growth and, secondarily,                         The Dreyfus Corporation
    Growth Fund, Inc.                current income
Dreyfus Stock Index Fund             To match the total returns of the
                                     Standard & Poor's(C) 500 Composite Stock Index
Dreyfus VIF Appreciation  Portfolio  Long-term capital growth consistent with the preservation of capital;  current income
                                     is a secondary goal








PORTFOLIO:                                               EACH PORTFOLIO SEEKS:
INVESTMENT ADVISER:

WELLS FARGO VARIABLE TRUST:

Wells Fargo VT Asset Allocation Fund        Long-term total return, consistent               Wells Fargo Bank, N.A.
                                            with reasonable risk
Wells Fargo VT Equity Income Fund           Long-term capital appreciation and
                                            above-average dividend income
Wells Fargo VT Growth Fund                  Long-term capital appreciation

DELAWARE GROUP PREMIUM FUND, INC.:
Delaware GP Small Cap Value Series         Capital appreciation                            Delaware Management
                                                                                             Company
Delaware GP Trend Series Long-term capital  appreciation

HSBC VARIABLE INSURANCE FUNDS:
HSBCVI Cash  Management Fund               As high a  level  of  current                  HSBC Asset Management
                                           income as  is consistent                       (Americas) Inc.
                                           with preservation of,
                                           Management capital and liquidity
HSBC VI Fixed Income Fund                  High current income consistent with
                                           appreciation of capital
HSBC VI Growth & Income Fund               Long-term growth of capital and
                                           current income


* The Portfolio's investment objectives may be changed by the Portfolio's Board of Trustees without shareholder approval.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
-------------------------------------------------------------------

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS

You may allocate all or a portion of your purchase payments to the Fixed Account Options. Generally, the Contract offers the Fixed Account Options described below. However, the 6 and 12 Month Dollar Cost Averaging Options are not currently available. We currently offer only the option to invest in one or more Guarantee Periods. We may also offer additional Fixed Account options in the future.

We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

Six Month Dollar Cost Averaging Fixed Account Option. In the future, we may offer a Six Month Dollar Cost Averaging Fixed Account Option. Under this Option, you may establish a Dollar Cost Averaging Program allocating purchase payments to THE SIX MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SIX MONTH DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Six Month DCA Fixed Account Option. You must transfer all of your money out of the Six Month DCA Fixed Account Option to the Variable Sub-Accounts in six equal monthly installments. If you discontinue the Six Month DCA Fixed Account Option before the end of the transfer period, we will transfer the remaining balance in this Option to the HSBC Variable Cash Management Sub-Account unless you request a different investment alternative. No transfers are permitted into the Six Month DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the HSBC Variable Cash Management Sub-Account in equal monthly installments. Transferring Account Value to the HSBC Variable Cash Management Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 21.

Twelve Month Dollar Cost Averaging Fixed Account Option. In the future, we may offer a Twelve Month Dollar Cost Averaging Fixed Account Option. Under this Option, you may establish a Dollar Cost Averaging Program by allocating purchase payments to THE TWELVE MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("TWELVE MONTH DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Twelve Month DCA Fixed Account Option. You must transfer all of your money out of the Twelve Month DCA Fixed Account Option to the Variable Sub-Accounts in twelve equal monthly installments. If you discontinue the Dollar Cost Averaging Option before the end of the transfer period, we will transfer the remaining balance in this Option to the HSBC Variable Cash Management Sub-Account unless you request a different investment alternative. No transfers are permitted into the Twelve Month DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the Money Market Variable Sub-Account in equal monthly installments. Transferring Account Value to the HSBC Variable Cash Management Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 21.

At the end of the transfer period, any nominal amounts remaining in the Six Month Dollar Cost Averaging Fixed Account or the Twelve Month Term Dollar Cost Averaging Fixed Account will be allocated to the Money Market Variable Sub-Account.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

Investment Risk

We bear the investment risk for all amounts allocated to the Six Month DCA Fixed Account Option and the Twelve Month DCA Fixed Account Option. That is because we guarantee the current interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Six Month DCA Fixed Account Option and the Twelve Month DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-692-4682.



GUARANTEE PERIODS
Each payment or transfer allocated to the Fixed Account earns interest at a specified rate that we guarantee for a period of years we call a GUARANTEE PERIOD. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select one or more Guarantee Periods for each purchase payment or transfer. If you do not select the Guarantee Period for a purchase payment or transfer, we will assign the shortest Guarantee Period available under the Contract for such payment or transfer.

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to the Fixed Account. Please consult with your sales representative for more information.

INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or Allstate New York at 1-800-692-4682. The interest rate will never be less than the minimum guaranteed amount stated in the Contract.

HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period.


The following example illustrates how a purchase payment allocated to the Fixed Account would grow, given an assumed Guarantee Period and effective annual interest rate:



Purchase Payment............................................  $10,000
Guarantee Period............................................  5 years
Annual Interest Rate........................................    4.50%

                                                    END OF CONTRACT YEAR


                                                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
                                                ----------    ----------  ----------    ----------   ---------

Beginning Contract Value......................    $10,000.00
  X (1 + Annual Interest Rate)                         1.045
                                                  ----------
                                                  $10,450.00
Contract Value at end of Contract Year........                 $10,450.00
  X (1 + Annual Interest Rate)                                      1.045
                                                               ----------
                                                               $10,920.25
Contract Value at end of Contract Year........                             $10,920.25
  X (1 + Annual Interest Rate)                                                  1.045
                                                                           ----------
                                                                           $11,411.66
Contract Value at end of Contract Year........                                             $11,411.66
  X (1 + Annual Interest Rate)                                                                  1.045
                                                                                           ----------
                                                                                           $11,925.19
Contract Value at end of Contract
Year........                                                                                           $11,925.19
  X (1 + Annual Interest Rate)                                                                              1.045
                                                                                                       ----------
                                                                                                       $12,461.82



TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS. At least 15 but not more than 45 days prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

    1) take no action. We will automatically apply your money to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

    2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

    3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

    4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Unless you specify otherwise, amounts not withdrawn will be applied to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Under our automatic laddering program ("Automatic Laddering Program"), you may choose, in advance, to use Guarantee Periods of the same length for all renewals. You can select this Program at any time during the Accumulation Phase, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this Program at any time. For additional information on the Automatic Laddering Program, please call our customer service center at 1-800-692-4682.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the PREFERRED WITHDRAWAL AMOUNT, and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also applies when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30 day period after such Guarantee Period expires). A positive Market Value Adjustment will apply to amounts currently invested in a Guarantee Period that are paid out as death benefits. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

- within the Preferred Withdrawal Amount as described on page 23, or

- to satisfy the IRS minimum distribution rules for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the time remaining in the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you or transferred. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred.

For  example,  assume  that you  purchase a  Contract  and you select an initial
Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 2 year Treasury Rate is 4.20%, then the Market
Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 2 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives at any time. The minimum amount that you may transfer into a Guarantee Period is $500. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Portfolio on the same day as one transfer. Transfers you make as part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program do not count against the 12 free transfers per Contract Year.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to 6 months from the date we receive your request. If we decide to postpone transfers from the Fixed Account for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment. If any transfer reduces your value in such Guarantee Period to less than $500, we will treat the request as a transfer of the entire value in such Guarantee Period.

We reserve the right to waive any transfer fees and restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-692-4682, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

EXCESSIVE TRADING LIMITS

We reserve the right to limit transfers among the Variable Sub-Accounts in any Contract Year, or to refuse any Variable Sub-Account transfer request, if:

     o we believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

     o we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.



DOLLAR COST AVERAGING PROGRAM Through the Dollar Cost Averaging Program, you may automatically transfer a set amount every month during the Accumulation Phase from any Variable Sub-Account, the Six Month Dollar Cost Averaging Fixed Account, or the Twelve Month Dollar Cost Averaging Fixed Account, to any other Variable Sub-Account. You may not use dollar cost averaging to transfer amounts to the Fixed Account.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee. In addition, we will not apply the Market Value Adjustment to these transfers.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Balanced Variable Sub-Account and 60% to be in the Fidelity VIP Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Balanced Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Balanced Variable Sub-Account and use the money to buy more units in the Fidelity VIP Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio   rebalancing  is  consistent  with  maintaining  your  allocation  of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is for the cost of maintaining each Contract and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

- total purchase payments equal $50,000 or more, or

- all of your money is allocated to the Fixed Account on a Contract Anniversary.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.15% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment. The charge declines by 1% annually to 0% after 7 complete years from the day we receive the purchase payment being withdrawn. A schedule showing how the charge declines appears on page 7. During each Contract Year, you can withdraw up to 15% of purchase payments without paying the charge. Unused portions of this 15% "PREFERRED WITHDRAWAL AMOUNT" are not carried forward to future Contract Years.

We determine the withdrawal charge by:

- multiplying the percentage corresponding to the number of complete years since we received the purchase payment being withdrawn, times

- the part of each purchase payment withdrawal that is in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant (unless the Settlement Value is used);

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

-    withdrawals made after all purchase payments have been withdrawn.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Portfolios. For a summary of these charges and expenses, see pages 8-9. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.


ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Full or partial withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 25.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, you must return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.   An emergency exists as defined by the SEC; or

3.   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment or transfer for 10 business days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or the Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the amount in any Guarantee Period to less than $500, we will treat it as a request to withdraw the entire amount invested in such Guarantee Period. In addition, if your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable income payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You will also have a limited ability to make transfers from the Variable Account portion of the income payments to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

- terminate the Contract and pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- reduce the  frequency  of your  payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolio and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in the Fixed Account on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time as state law may require. If we defer payments for 10 business days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, you should consult with legal counsel as to whether the purchase of a Contract is appropriate. For qualified plans, where it is appropriate, we may use income payment tables that do not distinguish on the basis of sex.


DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies or,

2. the Annuitant dies, if the Contract owner is not a natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies).

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3. the Contract Value on the DEATH BENEFIT ANNIVERSARY immediately preceding the date we determine the death benefit, adjusted by any purchase payments, withdrawal adjustment as defined below, and charges made since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries, or

4. the greatest of the Anniversary Values as of the date we determine the death benefit. An "ANNIVERSARY VALUE" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that anniversary and reduced by the amount of any withdrawal adjustment, as defined below, since that anniversary. Anniversary Values will be calculated for each Contract Anniversary prior to the earlier of:

    (i) the date we determine the death benefit, or

    (ii) the deceased's 75th birthday or 5 years after the Issue Date, if later.

A positive Market Value Adjustment will apply to amounts currently invested in a Guarantee Period that are paid out as death benefits.

The value of the death benefit will be determined at the end of the Valuation Date on which we receive a complete request for payment of the death benefit, which includes DUE PROOF OF DEATH.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:



    (a)   =   the withdrawal amount,

    (b)   =   the Contract Value immediately prior to
              the withdrawal, and

    (c)   =   the value of the applicable death
              benefit alternative immediately prior
              to the withdrawal.


See Appendix C for an example representative of how the withdrawal adjustment applies.

We will not settle any death claim until we receive Due Proof of Death. We will accept the following documentation as Due Proof of Death:

- a certified copy of a death certificate; or

- a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

- any other proof acceptable to us.

DEATH BENEFIT PAYMENTS. A death benefit will be paid:

1. if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2. if the death benefit is paid as of the day the value of the death benefit is determined.

Otherwise, the Settlement Value will be paid. The new Contract owner may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply. We reserve the right to waive the 180 day limit on a non-discriminatory basis. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of death.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the death benefit is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the distribution upon death either in one or more distributions, or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

- the life of the Contract owner; or

- a period not to exceed the life expectancy of the Contract owner; or

- the life of the Contract owner with payments guaranteed for a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract owner is the sole new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

MORE INFORMATION
-------------------------------------------------------------------

ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is One Allstate Drive, Farmingville, New York 11738.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life") , a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of the directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+g rating to Allstate New York due to its group affiliation with Allstate Life. Standard & Poor's Insurance Rating Service assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate New York, sharing the same ratings of its parent Allstate Life. These ratings do not reflect the performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.



THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 28 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

DIVIDENDS  AND  CAPITAL  GAIN  DISTRIBUTIONS.   We  automatically  reinvest  all
dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment portfolio. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any changes.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to Variable Accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance Variable Accounts and variable annuity Variable Accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among Variable Accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a Variable Account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a Variable Account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a Variable Account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales to broker-dealers will not exceed 8.5% of any purchase payments. These commissions are intended to cover distribution expenses. From time to time, we may offer additional sales incentives of up to 1% of purchase payments to broker-dealers who maintain certain sales volume levels.

Allstate New York does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.
------------------------


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. The annual statement details values and specific Contract data for each particular Contract. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.




TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1) the Contract owner is a natural person,

2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3) Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Variable
Account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the contract value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1) made on or after the date the Contract owner attains age 59 1/2;

2) made as a result of the Contract owner's death or disability;

3) made in substantially equal periodic payments over the owner's life or life expectancy,

4) made under an immediate annuity; or

5) attributable to investment in the contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA.

Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1988, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee

  - attains age 59 1/2,

  - separates from service,

  - dies,

  - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. over the life (joint lives) of the participant (and beneficiary).

Allstate New York may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Allstate New York's annual report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000948255. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Customer Service, P.O. Box 94038, Palatine, Illinois 60094-4038 (telephone: 1-800-692-4682).


PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


EXPERTS
-------------------------------------------------------------------

The financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules incorporated herein by reference from the Annual Report on Form 10-K of Allstate Life of New York and from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended incorporated herein by reference, from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
-----------------------------------------------------------------------------

FOR THE PERIOD June 1, 2000 THROUGH DECEMBER 31, 2000

AIM V.I. BALANCED SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $10.154
Number of Units Outstanding, End of Period.................   26,413

AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 9.242
Number of Units Outstanding, End of Period.................   10,595

AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $10.807
Number of Units Outstanding, End of Period.................   12,496

AIM V.I. GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 8.338
Number of Units Outstanding, End of Period.................   14,487

AIM V.I. HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 8,362
Number of Units Outstanding, End of Period.................    7,031

AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 8.989
Number of Units Outstanding, End of Period.................    6,197

AIM V.I. VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 8.980
Number of Units Outstanding, End of Period.................   29,890

FIDELITY VIP CONTRAFUND(R) SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 9.950
Number of Units Outstanding, End of Period.................   16,726

FIDELITY VIP EQUITY INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $10.810
Number of Units Outstanding, End of Period.................    1,655

FIDELITY VIP HIGH GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 9.389
Number of Units Outstanding, End of Period.................   12,984

FIDELITY VIP GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 9.350
Number of Units Outstanding, End of Period.................    4,746

FIDELITY VIP OVERSEAS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 9.314
Number of Units Outstanding, End of Period.................    4,880

TEMPLETON ASSET STRATEGY - CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $10.443
Number of Units Outstanding, End of Period.................      632

TEMPLETON INTERNATIONAL SECURITIES - CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $10.522
Number of Units Outstanding, End of Period.................    7,881

OPPENHEIMER AGGRESSIVE GROWTH/VA SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 9.162
Number of Units Outstanding, End of Period.................   10,578

OPPENHEIMER MAIN STREET GROWTH & INCOME/VA SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 9.274
Number of Units Outstanding, End of Period.................   35,354

OPPENHEIMER STRATEGIC BOND/VA SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $10.320
Number of Units Outstanding, End of Period.................    8,730

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH, INC. SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 9.249
Number of Units Outstanding, End of Period.................   11,070

DREYFUS STOCK INDEX SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 9.409
Number of Units Outstanding, End of Period.................   28,181

DREYFUS VIF APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 9.931
Number of Units Outstanding, End of Period.................    1,285

WELLS FARGO VT ASSET ALLOCATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $10.012
Number of Units Outstanding, End of Period.................      667

WELLS FARGO VT EQUITY INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $10,429
Number of Units Outstanding, End of Period.................      264

WELLS FARGO VT GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 9.048
Number of Units Outstanding, End of Period.................      390

DELAWARE GP SMALL CAP VALUE SERIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $11.593
Number of Units Outstanding, End of Period.................    7,204

DELAWARE GP TREND SERIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $ 9.265
Number of Units Outstanding, End of Period.................    5,514

HSBC VI CASH MANAGEMENT SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $10.188
Number of Units Outstanding, End of Period.................   15,211

HSBC VI FIXED INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $10.210
Number of Units Outstanding, End of Period.................    2,487

HSBC VI GROWTH & INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period...............  $10.000
Accumulation Unit Value, End of Period.....................  $10.175
Number of Units Outstanding, End of Period.................   36,688

------------------------

*The Contracts were first offered on June 1, 2000. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.15% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on June 1, 2000.

                                   APPENDIX B
MARKET VALUE ADJUSTMENT EXAMPLES
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:

  I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.
  N = the number of whole and partial years from the date we receive the withdrawal, transfer or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.
  J = the Treasury Rate for a maturity of length N for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a note with a maturity of length N is not available, a weighted average will be used. If N is one year or less, J will be the 1-year Treasury Rate.

          Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Preferred Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                       EXAMPLES OF MARKET VALUE ADJUSTMENT



Purchase Payment:                     $10,000 allocated to a Guarantee Period
Guarantee Period:                     5 years
Guaranteed Interest Rate:             4.50%
5 Year Treasury Rate at the time the
  Guarantee Period is established:    4.50%
Full Surrender:                       End of Contract Year 3


       NOTE: These examples assume that premium taxes are not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)



Step 1. Calculate Contract Value at End of
Contract Year 3:                        10,000.00 X (1.045)3 = $11,411.66

Step 2. Calculate the Preferred
Withdrawal Amount:                        .15 X 10,000.00 = $1,500.00


Step 3. Calculate the Market Value
Adjustment:                             I   =   4.5%
                                        J   =   4.2%
                                        730 days
                                        N   = -------
                                            365 days  =   2

                              Market Value Adjustment Factor: .9 X (I - J) X N
                                     = .9 X (.045 - .042) X (730/365) = .0054

                              Market Value  Adjustment = Market Value Adjustment
                              Factor   X  Amount   Subject   to   Market   Value
                              Adjustment:

                              = .0054 X (11,411.66 - 1,500.00) = $53.52

Step 4. Calculate the Withdrawal
Charge:                        .05 X (10,000.00 - 1,500.00 + 53.52) = $427.68


Step 5. Calculate the amount received by Customers as
a result of full withdrawal at the end of Contract
Year 3:                           11,411.66 - 427.68 + 53.52 = $11,037.50


                      EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1. Calculate Contract Value at End of
Contract Year 3:                              10,000.00 X (1.045)3 = $11,411.66

Step 2. Calculate the Preferred
Withdrawal Amount:                            .15 X 10,000.00 = $1,500.00

Step 3. Calculate the Market Value
Adjustment:                                    I   =   4.5%
                                               J   =   4.8%
                                                       730 days
                                               N   = -------
                                                       365 days   =   2

                          Market Value Adjustment Factor: .9 X (I - J) X N
                                 = .9 X (.045 - .048) X (730/365) = -.0054

                                 Market   Value   Adjustment   =  Market   Value
                                 Adjustment Factor X Amount Subject to Market Value Adjustment:

                                    -.0054 X (11,411.66 - 1,500.00) = -$53.52

Step 4. Calculate the Withdrawal
Charge:                          .05 X(10,000.00 - 1,500.00 - 53.52) = $422.32

Step 5. Calculate the amount received by customers as
a result of full withdrawal at the end of
   Contract Year 3:               11,411.66 - 422.32 - 53.52 = $10,935.82

                                   APPENDIX C
-------------------------------------------------------------------

                          WITHDRAWAL ADJUSTMENT EXAMPLE



Issue Date:                   January 1, 2001
Initial Purchase Payment:             $50,000



                                                DEATH BENEFIT AMOUNT
                                        ---------------------------------------
                                                             DEATH
                                CONTRACT         CONTRACT   BENEFIT        GREATEST
                                VALUE BEFORE   TRANSACTION  VALUE AFTER   ANNIVERSARY   ANNIVERSARY
DATE     TYPE OF OCCURRENCE     OCCURRENCE       AMOUNT     OCCURRENCE       VALUE       VALUE
----     ------------------    ------------   -----------   -----------   -----------   -----------

1/1/01   Issue Date                 --         $50,000        $50,000      $50,000       $50,000
1/1/02   Contract Anniversary     $55,000         --          $55,000      $50,000       $55,000
7/1/02   Partial Withdrawal       $60,000      $15,000        $45,000      $37,500       $41,250


Withdrawal adjustment equals the partial withdrawal amount divided by the Contract Value immediately prior to the partial withdrawal multiplied by the value of the applicable death benefit amount alternative immediately prior to the partial withdrawal.




Death Benefit Anniversary Value Death Benefit

Partial Withdrawal Amount                                                                      (w)  $15,000
Contract Value Immediately Prior to Partial Withdrawal                                         (a)  $60,000
Value of Applicable Death Benefit Amount Immediately Prior to Partial Withdrawal               (d)  $50,000
Withdrawal Adjustment                                                                [(w)/(a)]X(d)  $12,500
Adjusted Death Benefit                                                                              $37,500

Greatest Anniversary Value Death Benefit

Partial Withdrawal Amount                                                                      (w)  $15,000
Contract Value Immediately Prior to Partial Withdrawal                                         (a)  $60,000
Value of Applicable Death Benefit Amount Immediately Prior to Partial Withdrawal               (d)  $55,000
Withdrawal Adjustment                                                                [(w)/(a)]X(d)  $13,750
Adjusted Death Benefit                                                                              $41,250



Please remember that you are looking at a hypothetical example, and that your investment performance may be greater or less than the figures shown.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------



DESCRIPTION                                                             PAGE

----------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
----------------------------------------------------------------------------
THE CONTRACT
----------------------------------------------------------------------------
   Purchases
----------------------------------------------------------------------------
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
PERFORMANCE INFORMATION
----------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
----------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
----------------------------------------------------------------------------
GENERAL MATTERS
----------------------------------------------------------------------------
   Incontestability
----------------------------------------------------------------------------
   Settlements
----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
   Premium Taxes
----------------------------------------------------------------------------
   Tax Reserves
----------------------------------------------------------------------------
FEDERAL TAX MATTERS
----------------------------------------------------------------------------
QUALIFIED PLANS
----------------------------------------------------------------------------
EXPERTS
----------------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------------



                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

ALLSTATE PROVIDER VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 94038, PALATINE, IL 60094-4038
TELEPHONE NUMBER: 1-800-692-4682           PROSPECTUS DATED May 1, 2001

--------------------------------------------------------------------------------

Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the Allstate Provider Variable Annuity, a group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 40 investment alternatives ("investment alternatives"). The investment alternatives include the fixed account
("FIXED ACCOUNT") and 39 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):




AIM VARIABLE INSURANCE FUNDS                  FRANKLIN TEMPLETON VARIABLE INSURANCE
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH          PRODUCTS TRUST
FUND, INC.                                    GOLDMAN SACHS VARIABLE INSURANCE TRUST(VIT)
DREYFUS STOCK INDEX FUND                      MFS(R) VARIABLE INSURANCE TRUST(SM)
DREYFUS VARIABLE INVESTMENT FUND (VIF)        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
FIDELITY VARIABLE INSURANCE PRODUCTS          OPPENHEIMER VARIABLE ACCOUNT FUNDS
FUND (VIP)



WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page D-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

--------------------------------------------------------------------------------


                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                   THE CONTRACTS ARE NOT FDIC INSURED.

                   THE CONTRACTS ARE ONLY AVAILABLE IN NEW YORK.

TABLE OF CONTENTS
-------------------------------------------------------------------



                                                                         PAGE

----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                         3
----------------------------------------------------------------------------
   The Contract at a Glance                                                4
----------------------------------------------------------------------------
   How the Contract Works                                                  6
----------------------------------------------------------------------------
   Expense Table                                                           7
----------------------------------------------------------------------------
   Financial Information                                                  12
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                           13
----------------------------------------------------------------------------
   Purchases                                                              14
----------------------------------------------------------------------------
   Contract Value                                                         15
----------------------------------------------------------------------------
   Investment Alternatives                                                16
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                           16
----------------------------------------------------------------------------
      The Fixed Account Options                                           18
----------------------------------------------------------------------------
      Transfers                                                           21
----------------------------------------------------------------------------
   Expenses                                                               23
----------------------------------------------------------------------------
   Access To Your Money                                                   24
----------------------------------------------------------------------------
   Income Payments                                                        25
----------------------------------------------------------------------------
   Death Benefits                                                         27
----------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:                                                      28
----------------------------------------------------------------------------
      Allstate New York                                                   28
----------------------------------------------------------------------------
      The Variable Account                                                29
----------------------------------------------------------------------------
      The Portfolios                                                      29
----------------------------------------------------------------------------
      The Contract                                                        30
----------------------------------------------------------------------------
      Qualified Plans                                                     30
----------------------------------------------------------------------------
      Legal Matters                                                       30
----------------------------------------------------------------------------
   Taxes                                                                  31
----------------------------------------------------------------------------
   Annual Reports and Other Documents                                     33
----------------------------------------------------------------------------
   Performance Information                                                34
----------------------------------------------------------------------------
   Experts                                                                35
----------------------------------------------------------------------------
APPENDIX A -- MARKET VALUE ADJUSTMENT EXAMPLES                           A-1
----------------------------------------------------------------------------
APPENDIX B -- WITHDRAWAL ADJUSTMENT EXAMPLE                              B-1
----------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                    C-1
----------------------------------------------------------------------------

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                           PAGE

-------------------------------------------------------------------------
   Accumulation Phase
-------------------------------------------------------------------------
   Accumulation Unit
-------------------------------------------------------------------------
   Accumulation Unit Value
-------------------------------------------------------------------------
   Allstate New York ("We" or "Us")
-------------------------------------------------------------------------
   Anniversary Values
-------------------------------------------------------------------------
   Annuitant
-------------------------------------------------------------------------
   Automatic Additions Program
-------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program
-------------------------------------------------------------------------
   Beneficiary
-------------------------------------------------------------------------
   Cancellation Period
-------------------------------------------------------------------------
   Contract*
-------------------------------------------------------------------------
   Contract Anniversary
-------------------------------------------------------------------------
   Contract Owner ("You")
-------------------------------------------------------------------------
   Contract Value
-------------------------------------------------------------------------
   Contract Year
-------------------------------------------------------------------------
   Death Benefit Anniversary
-------------------------------------------------------------------------
   Dollar Cost Averaging Program
-------------------------------------------------------------------------
   Due Proof of Death
-------------------------------------------------------------------------
   Fixed Account
-------------------------------------------------------------------------
   Guarantee Periods
-------------------------------------------------------------------------
   Income Plan
-------------------------------------------------------------------------
   Investment Alternatives
-------------------------------------------------------------------------
   Issue Date
-------------------------------------------------------------------------
   Market Value Adjustment
-------------------------------------------------------------------------
   Payout Phase
-------------------------------------------------------------------------
   Payout Start Date
-------------------------------------------------------------------------
   Portfolios
-------------------------------------------------------------------------
   Preferred Withdrawal Amount
-------------------------------------------------------------------------
   Qualified Contracts
-------------------------------------------------------------------------
   Right to Cancel
-------------------------------------------------------------------------
   SEC
-------------------------------------------------------------------------
   Settlement Value
-------------------------------------------------------------------------
   Systematic Withdrawal Program
-------------------------------------------------------------------------
   Treasury Rate
-------------------------------------------------------------------------
   Valuation Date
-------------------------------------------------------------------------
   Variable Account
-------------------------------------------------------------------------
   Variable Sub-Account
-------------------------------------------------------------------------




*The Allstate Provider Variable Annuity is a group contract and your ownership is represented by certificates. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.




FLEXIBLE  PAYMENTS                          You can purchase a Contract
                                            with as little as $3,000 ($2,000 for
                                            a "QUALIFIED  CONTRACT,"  which is a
                                            Contract  issued  with  a  qualified
                                            plan).
                                            You can add to your  Contract  as  often
                                            and as much as you  like,  but  each
                                            payment must be at least $100.
                                            You must maintain a minimum account size
                                            of $1,000.
------------------------------------------------------------------------------------
RIGHT TO  CANCEL                            You  may   cancel   your
                                            Contract   within   10  days   after
                                            receipt   (60   days   if  you   are
                                            exchanging  another contract for the
                                            Contract     described    in    this
                                            prospectus)("CANCELLATION PERIOD").
                                            Upon cancellation we will return your purchase
                                            payments adjusted to the extent  federal or state
                                            law permits to reflect the investment experience of any amounts allocated to the Variable Account.

------------------------------------------------------------------------------------
EXPENSES
                                            You will bear the following expenses:
                                            -  Total Variable Account annual fees
                                               equal to 1.25% of average daily net assets
                                            -  Annual contract maintenance charge of
                                               $30 (with certain exceptions)
                                            -  Withdrawal  charges  ranging from
                                               0%  to 7%  of  payment  withdrawn
                                               (with certain exceptions)
                                            -  Transfer  fee of $10  after  12th
                                               transfer  in  any  Contract  Year
                                               (fee  currently  waived)  - State
                                               premium  tax (New York  currently
                                               does not impose one).
                                            -  In addition,  each Portfolio pays
                                               expenses   that  you  will   bear
                                               indirectly  if  you  invest  in a
                                               Variable Sub-Account.

------------------------------------------------------------------------------------
INVESTMENT   ALTERNATIVES                  The  Contract offers 40 investment alternatives
                                           including:
                                            -  the fixed account (which credits
                                               interest at rates we guarantee), and
                                            -   39  Variable Sub-Accounts
                                                investing in portfolios
                                                ("Portfolios") offering
                                                professional money  management
                                                by:

                                               -     A I M Advisors, Inc.
                                               -     The Dreyfus Corporation
                                               -     Fidelity Management & Research Company
                                               -     Franklin Advisers, Inc.
                                               -     Franklin Mutual Advisers, LLC
                                               -     Goldman Sachs Asset Management
                                               -     Goldman Sachs Asset Management International
                                               -     MFS Investment Management(R)
                                               -     Miller Anderson & Sherrerd, LLP
                                               -     Morgan Stanley Asset Management
                                               -     OppenheimerFunds, Inc.
                                               -     Templeton Global Advisors Limited
                                               -     Templeton Investment Counsel, LLC
                                               -     Templeton Asset Management LTD.

                                           To find out current  rates being paid
                                           on the Fixed Account,  or to find out
                                           how the  Variable  Sub-Accounts  have
                                           performed,    please   call   us   at
                                           1-800-692-4682.

------------------------------------------------------------------------------------
SPECIAL SERVICES
                                           For  your  convenience,  we
                                           offer these special services:

                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM
------------------------------------------------------------------------------------
INCOME PAYMENTS                             You can choose fixed income payments,
                                            variable income payments, or a   combination of
                                            the two. You can receive your income payments in one of the following ways:
                                            -   life income with guaranteed payments
                                            -   a joint and survivor life income
                                                  with guaranteed payments
                                            -   guaranteed payments for a specified
                                                 period (5 to 30 years)
------------------------------------------------------------------------------------
DEATH BENEFITS                              If  you  die  before  the
                                            PAYOUT  START DATE,  we will pay the
                                            death   benefit   described  in  the
                                            Contract.

------------------------------------------------------------------------------------
TRANSFERS                                   Before the Payout  Start  Date,  you
                                            may  transfer  your  Contract  value
                                            ("CONTRACT    VALUE")    among   the
                                            investment    alternatives,     with
                                            certain  restrictions.  Transfers to
                                            the Fixed  Account  must be at least
                                            $500.

                                            We do  not  currently  impose  a fee
                                            upon transfers.  However, we reserve
                                            the right to charge $10 per transfer
                                            after  the  12th  transfer  in  each
                                            "CONTRACT  YEAR,"  which we  measure
                                            from the date we issue your contract
                                            or a Contract anniversary ("CONTRACT
                                            ANNIVERSARY").

------------------------------------------------------------------------------------
WITHDRAWALS                                 You may withdraw some or all of your
                                            Contract Value at anytime during the ACCUMULATION PHASE.
                                            Full or partial withdrawals also are available under limited circumstances on or after the Payout Start Date.
                                            In general, you must withdraw at least
                                            $50 at a time ($1,000 for withdrawals  made during
                                            the PAYOUT   PHASE). A 10%  federal tax penalty may
                                            apply if you  withdraw before you are 59 1/2
                                            years old. A withdrawal charge and MARKET VALUE ADJUSTMENT also may apply.





HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 40 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE")and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS")
described on page ___. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.


Issue                                     Payout Start
Date         Accumulation Phase           Date                     Payout Phase

------------------------------------------------------------------------------>
          You save for retirement

You buy                     You elect to receive income   You can    Or you can
a Contract                  payments or receive a lump    receive    receive
                            sum payment                   income     income
                                                          payments   payments
                                                          for a set  for life
                                                          period



As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-692-4682 if you have any question about how the Contract works.



EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Portfolios.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*


Number of Complete Years Since We Received the Purchase Payment Being
Withdrawn:              0   1   2   3   4   5   6   7+
------------------------------------------------------------------------------
Applicable Charge:      7%  6%  5%  4%  3%  2%  1%  0%
------------------------------------------------------------------------------
Annual Contract Maintenance Charge            $30.00**
------------------------------------------------------------------------------
Transfer Fee                                 $10.00***
------------------------------------------------------------------------------


  *Each Contract Year, you may withdraw up to 15% of purchase payments without incurring a withdrawal charge or a Market Value Adjustment.

 **We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent  transfers  within a Contract
   Year excluding transfers due to dollar cost averaging or automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                              1.15%
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.25%
----------------------------------------------------------------------


PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)1


                                                               Management Fees                                  Total Portfolio
Portfolio                                                                         Rule 12b-1       Other        Annual Expenses
                                                                                     Fees        Expenses
-------------------------------------------------------------- ----------------- -------------- ------------ ----------------------
AIM V.I. Balanced Fund                                              0.75%             N/A          0.35%             1.10%
AIM V.I. Diversified Income Fund                                    0.60%             N/A          0.30%             0.90%
AIM V.I. Government Securities Fund                                 0.50%             N/A          0.47%             0.97%
AIM V.I. Growth Fund                                                0.61%             N/A          0.22%             0.83%
AIM V.I. Growth and Income Fund                                     0.60%             N/A          0.24%             0.84%
AIM V.I. International Equity Fund                                  0.73%             N/A          0.29%             1.02%
AIM V.I. Value Fund                                                 0.61%             N/A          0.23%             0.84%
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial         0.75%             N/A          0.03%             0.78%
Shares
Dreyfus Stock Index Fund: Initial Shares                            0.25%             N/A          0.01%             0.26%
Dreyfus VIF - Growth & Income Portfolio: Initial Shares             0.75%             N/A          0.03%             0.78%
Dreyfus VIF - Money Market Portfolio                                0.50%             N/A          0.10%             0.60%
Fidelity VIP Contrafund Portfolio (2,3)                             0.57%             N/A          0.09%             0.66%
Fidelity VIP Equity-Income Portfolio (2,3)                          0.48%             N/A          0.08%             0.56%
Fidelity VIP Growth Portfolio (2,3)                                 0.57%             N/A          0.08%             0.65%
Fidelity VIP High Income Portfolio (2)                              0.58%             N/A          0.10%             0.68%
Franklin Small Cap Fund - Class 2 (4,5,6)                           0.49%            0.25%         0.28%             1.02%
Mutual Shares Securities Fund - Class 2 (4)                         0.60%            0.25%         0.20%             1.05%
Templeton Developing Markets Securities Fund - Class 2 (4)          1.25%            0.25%         0.31%             1.81%
Templeton Growth Securities Fund - Class 2 (4,7)                    0.81%            0.25%         0.06%             1.12%
Templeton International Securities Fund - Class 2 (4)               0.67%            0.25%         0.20%             1.12%
Goldman Sachs VIT Capital Growth Fund (8)                           0.75%             N/A          0.25%             1.00%
Goldman Sachs VIT CORESM Small Cap Equity Fund (8)                  0.75%             N/A          0.25%             1.00%
Goldman Sachs VIT CORESM U.S. Equity Fund                           0.70%             N/A          0.20%             0.90%
Goldman Sachs VIT Global Income Fund (8)                            0.90%             N/A          0.25%             1.05%
Goldman Sachs VIT International Equity Fund (8)                     1.00%             N/A          0.35%             1.35%
MFS Emerging Growth Series (9)                                      0.75%             N/A          0.10%             0.85%
MFS Investors Trust Series (9,10)                                   0.75%             N/A          0.12%             0.87%
MFS New Discovery Series (9,11)                                     0.90%             N/A          0.16%             1.06%
MFS Research Series (9)                                             0.75%             N/A          0.10%             0.85%
Morgan Stanley UIF Equity Growth Portfolio (12)                     0.48%             N/A          0.37%             0.85%
Morgan Stanley UIF Fixed Income Portfolio (12)                      0.21%             N/A          0.49%             0.70%
Morgan Stanley UIF Global Equity Portfolio (12)                     0.52%             N/A          0.63%             1.15%
Morgan Stanley UIF Mid Cap Value Portfolio (12)                     0.53%             N/A          0.52%             1.05%
Morgan Stanley UIF Value Portfolio (10)                             0.31%             N/A          0.54%             0.85%
Oppenheimer Aggressive Growth Fund/VA                               0.62%             N/A          0.02%             0.64%
Oppenheimer Capital Appreciation Fund/VA                            0.64%             N/A          0.03%             0.67%
Oppenheimer Global Securities Fund/VA                               0.64%             N/A          0.04%             0.68%
Oppenheimer Main Street Growth & Income Fund/VA                     0.70%             N/A          0.03%             0.73%
Oppenheimer Strategic Bond Fund/VA                                  0.74%             N/A          0.05%             0.79%


1. Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

2.   Initial Class

3. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

4. The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

5. "Total Portfolio Annual Expenses" differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

6. The manager has agreed in advance to make an estimated reduction of 0.04% of its fee to reflect reduced services resulting from the Fund's investment on a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the "Total Portfolio Annual Expenses" are estimated to be 1.06%

7.   The Fund administration fee is paid indirectly through the management fee.

8. Goldman Sachs Asset Management, the investment advisor has voluntarily agreed to reduce or limit certain "Other Expenses" (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the calculated per annum (above table) as of each funds' respective average daily net assets. Without the limitations described above, "Other Expenses" and "Total Portfolio Annual Expenses" would be estimated as follows:



                                                          Management                                    Total Portfolio
Portfolio                                                    Fees        Rule 12b-1       Other         Annual Expenses
                                                                            Fees        Expenses
------------------------------------------------------- --------------- ------------- -------------- ----------------------
Goldman Sachs VIT Capital Growth Fund                       0.75%           N/A           0.94%              1.69%
Goldman Sachs VIT CORESM Small Cap Equity Fund              0.75%           N/A           0.75%              1.50%
Goldman Sachs VIT Global Income Fund                        0.90%           N/A           1.78%              2.68%
Goldman Sachs VIT International Equity Fund                 1.00%           N/A           0.77%              1.77%

The Portfolio's Advisors may discontinue all or part of these reductions and reimbursements at any time.


9. Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower, and for service class shares would be estimated to be: 0.84% for Emerging Growth Series, 0.86% for Investors Trust Series, 1.05% for New Discovery Series, and 0.84% for Research Series.

10. Effective May 1, 2001, the Series changed its name from MFS Growth with Income Series to MFS Investors Trust Series to reflect changes in its investment policies. We have made a corresponding change to the name of the Variable Sub-Account that invests in that Portfolio.

11. MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

12. Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:


                                                      Management Fees                                 Total Portfolio
Portfolio                                                               Rule 12b-1       Other        Annual Expenses
                                                                           Fees        Expenses
----------------------------------------------------- ---------------- -------------- ------------ ----------------------
Morgan Stanley UIF Equity Growth Portfolio                 0.55%            N/A          0.37%             0.92%
Morgan Stanley UIF Fixed Income Portfolio                  0.40%            N/A          0.49%             0.89%
Morgan Stanley UIF Global Equity Portfolio                 0.80%            N/A          0.63%             1.43%
Morgan Stanley UIF Mid Cap Value Portfolio                 0.75%            N/A          0.52%             1.27%
Morgan Stanley UIF Value Portfolio                         0.55%            N/A          0.54%             1.09%

The Portfolio's Advisors may discontinue all or part of these reductions and reimbursements at any time.





EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment, and

- surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLE DOES NOT INCLUDE DEDUCTIONS FOR PREMIUM TAXES BECAUSE NEW YORK DOES NOT CHARGE PREMIUM TAXES ON ANNUITIES.

Variable Sub-Account                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------                            ------     ------    ------      -------
AIM V.I. Balanced                                 $84       $119       $156        $278
AIM V.I. Diversified Income                       $82       $113       $146        $257
AIM V.I. Government Securities                    $83       $115       $149        $264
AIM V.I. Growth and Income                        $82       $111       $142        $251
AIM V.I. Growth                                   $82       $110       $142        $250
AIM V.I. International Equity                     $84       $116       $152        $269
AIM V.I. Value                                    $82       $111       $142        $251
The Dreyfus Socially Responsible Growth:          $81       $109       $139        $244
Initial Shares
Dreyfus Stock Index: Initial Shares               $76        $93       $112        $188
Dreyfus VIF - Growth & Income: Initial Shares     $81       $109       $139        $244
Dreyfus VIF - Money Market                        $79       $103       $130        $225
Fidelity VIP Contrafund                           $80       $105       $133        $232
Fidelity VIP Equity-Income                        $79       $102       $128        $221
Fidelity VIP Growth                               $80       $105       $133        $231
Fidelity VIP High Income                          $80       $106       $134        $234
Franklin Small Cap  - Class 2                     $84       $116       $152        $269
Mutual Shares Securities  - Class 2               $84       $117       $153        $272
Templeton Developing Markets Securities  -        $92       $141       $192        $348
Class 2
Templeton Growth Securities  - Class 2            $85       $119       $157        $280
Templeton International Securities  - Class 2     $85       $119       $157        $280
Goldman Sachs VIT Capital Growth                  $83       $116       $151        $267
Goldman Sachs VIT CORESM Small Cap Equity         $83       $116       $151        $267
Goldman Sachs VIT CORESM U.S. Equity              $82       $113       $146        $257
Goldman Sachs VIT Global Income                   $84       $117       $153        $272
Goldman Sachs VIT International Equity            $87       $126       $169        $303
MFS Emerging Growth                               $82       $111       $143        $252
MFS Investors Trust                               $82       $112       $144        $254
MFS New Discovery                                 $84       $118       $154        $273
MFS Research                                      $82       $111       $143        $252
Morgan Stanley UIF Equity Growth                  $82       $111       $143        $252
Morgan Stanley UIF Fixed Income                   $80       $106       $135        $236
Morgan Stanley UIF Global Equity                  $85       $120       $158        $283
Morgan Stanley UIF Mid Cap Value                  $84       $117       $153        $272
Morgan Stanley UIF Value                          $82       $111       $143        $252
Oppenheimer Aggressive Growth                     $80       $105       $132        $229
Oppenheimer Capital Appreciation                  $80       $106       $134        $233
Oppenheimer Global Securities                     $73        $85        $98        $159
Oppenheimer Main Street Growth & Income           $81       $107       $137        $239
Oppenheimer Strategic Bond                        $81       $109       $140        $245


EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

Variable Sub-Account                            1 YEAR      3 YEARS   5 YEARS    10 YEARS
--------------------                            ------       ------    ------    -------
AIM V.I. Balanced                                 $25          $76     $130         $278
AIM V.I. Diversified Income                       $23          $70     $120         $257
AIM V.I. Government Securities                    $23          $72     $124         $264
AIM V.I. Growth and Income                        $22          $68     $117         $251
AIM V.I. Growth                                   $22          $68     $116         $250
AIM V.I. International Equity                     $24          $74     $126         $269
AIM V.I. Value                                    $22          $68     $117         $251
The Dreyfus Socially Responsible Growth:          $22          $66     $114         $244
Initial Shares
Dreyfus Stock Index: Initial Shares               $16          $50      $87         $188
Dreyfus VIF - Growth & Income: Initial Shares     $22          $66     $114         $244
Dreyfus VIF - Money Market                        $20          $61     $104         $225
Fidelity VIP Contrafund                           $20          $63     $108         $232
Fidelity VIP Equity-Income                        $19          $60     $102         $221
Fidelity VIP Growth                               $20          $62     $107         $231
Fidelity VIP High Income                          $21          $63     $109         $234
Franklin Small Cap - Class 2                      $24          $74     $126         $269
Mutual Shares Securities - Class 2                $24          $75     $128         $272
Templeton Developing Markets Securities -         $32          $98     $166         $348
Class 2
Templeton Growth Securities - Class 2             $25          $77     $131         $280
Templeton International Securities - Class 2      $25          $77     $131         $280
Goldman Sachs VIT Capital Growth                  $24          $73     $125         $267
Goldman Sachs VIT CORESM Small Cap Equity         $24          $73     $125         $267
Goldman Sachs VIT CORESM U.S. Equity              $23          $70     $120         $257
Goldman Sachs VIT Global Income                   $24          $75     $128         $272
Goldman Sachs VIT International Equity            $27          $84     $143         $303
MFS Emerging Growth                               $22          $69     $117         $252
MFS Investors Trust                               $22          $69     $119         $254
MFS New Discovery                                 $24          $75     $128         $273
MFS Research                                      $22          $69     $117         $252
Morgan Stanley UIF Equity Growth                  $22          $69     $117         $252
Morgan Stanley UIF Fixed Income                   $21          $64     $110         $236
Morgan Stanley UIF Global Equity                  $25          $78     $133         $283
Morgan Stanley UIF Mid Cap Value                  $24          $75     $128         $272
Morgan Stanley UIF Value                          $22          $69     $117         $252
Oppenheimer Aggressive Growth                     $20          $62     $107         $229
Oppenheimer Capital Appreciation                  $20          $63     $108         $233
Oppenheimer Global Securities                     $14          $42      $73         $159
Oppenheimer Main Street Growth & Income           $21          $65     $111         $239
Oppenheimer Strategic Bond                        $22          $67     $114         $245




PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ON PAGES 8-9 ARE IN EFFECT FOR THE TIME PERIODS PRESENTED ABOVE. YOUR ACTUAL EXPENSES MAY BE LESSER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LESSER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $40,000.


FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no Accumulation Unit Values to report because as of the date of this prospectus, no sales of the Contract had occurred.

To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate New York also appear in the Statement of Additional Information.


THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Allstate Provider Variable Annuity is a contract between you, the Contract owner, and Allstate New York, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum age of the oldest Contract Owner cannot exceed 85 as of the date we receive the completed application You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page ___.

ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The maximum age of the oldest Annuitant cannot exceed 85 as of the date we receive the completed application. If the Contract owner is a natural person you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date.


If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

- the youngest Contract owner, if living, otherwise

- the youngest Beneficiary.

BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you do not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you (or the Annuitant if the Contract owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT

We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment.

Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.



PURCHASES

-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $100 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments, or reduce the minimum purchase payment we will accept. We reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account) by automatically transferring amounts from your bank account. Please consult with your representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center located in Vernon Hills, Illinois (mailing address: P.O. Box 94038, Palatine, Illinois, 60094-4038; overnight mail: 300 N. Milwaukee Ave, Vernon Hills, Illinois 60061).

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (60 days if you are exchanging another contract for the Contract described in this prospectus). You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. Upon cancellation, as permitted by federal or state law, we will return your purchase payments allocated to the Variable Account after an adjustment to the extent federal or state law permits to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

CONTRACT VALUE
-------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to the initial purchase payment. Your Contract Value at any other time during the Accumulation Phase is equal to the sum of the value as of the most recent Valuation Date of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your interest in the Fixed Account.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 39 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Portfolios. You should carefully review the Portfolio prospectuses before allocating amounts to the Variable Sub-Accounts.


--------------------------------------------------------- --------------------------

Portfolio:                          Each Portfolio Seeks:                 Investment Advisor:

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Balanced Fund*            To achieve as high a total return as       A I M Advisors, Inc.
                                   possible, consistent with preservation
                                   of capital.
--------------------------------------------------------- --------------------------
AIM V.I. Diversified Income Fund*  A high level of current income
--------------------------------------------------------- -------------------------
-AIM V.I. Government
Securities Fund*                   A high level of current
                                   income consistent with a
                                   reasonable concern for
                                   safety of principal
--------------------------------------------------------- --------------------------
AIM V.I. Growth
Fund*                             Growth of capital
--------------------------------------------------------- --------------------------
AIM V.I. Growth and Income Fund*      Growth of capital with
                                      a secondary objective
                                      of current income
--------------------------------------------------------- --------------------------
AIM V.I. International Equity
Fund*                              Long-term growth of capital
--------------------------------------------------------- --------------------------
AIM V.I. Value
Fund*                              Long-term growth of capital.
                                   Income is a secondary objective.
------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.; The Dreyfus Stock Index
Fund; AND THE DREYFUS VARIABLE INVESTMENT FUND (VIF)collectively, the Dreyfus
Funds)
--------------------------------------------------------- ---------------------------
The Dreyfus Socially
Responsible Growth Fund, Inc.       Capital growth and,                      The Dreyfus Corporation
                                    secondarily, current
                                    income
--------------------------------------------------------- --------------------------
Dreyfus Stock Index Fund            To match the total return
  Stock Price Index                 of the Standard & Poor's(C)
                                    500 Composite
--------------------------------------------------------- --------------------------
Dreyfus  VIF Growth & Income        Long-term capital growth,
  Portfolio                         income   current and growth of
                                    income, consistent with
                                    reasonable investment risk
--------------------------------------------------------- --------------------------
Dreyfus VIF Money Market Portfolio  A high  level  of   current
                                    income  as  is consistent with
                                    the  preservation of capital and
                                    the maintenance of liquidity
--------------------------------------------------------- --------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                  Reasonable income                  Fidelity Management &
  Portfolio                                                                     Research Company
--------------------------------------------------------- --------------------------
Fidelity VIP Growth
Portfolio                          Capital appreciation
--------------------------------------------------------- --------------------------
Fidelity VIP High Income Portfolio High level of current
                                   income while also
                                   considering growth of capital
--------------------------------------------------------- --------------------------
Fidelity VIP Contrafund(R)          Portfolio Long-term capital
                                    appreciation
--------------------------------------------------------- --------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (VIP) - Class 2
------------------------------------------------------------------------------------
Franklin Small Cap Fund             Long-term capital growth                  Franklin Advisers, Inc.
--------------------------------------------------------- --------------------------
Mutual Shares Securities
Fund Capital appreciation.
                                 Secondary goal is income.                    Franklin Mutual
                                                                                Advisors, LLC.
--------------------------------------------------------- --------------------------
Templeton Developing Markets
  Securities Fund                   Long-term capital
                                    Appreciation
                                                                                Templeton Asset
                                                                                Management LTD.
--------------------------------------------------------- --------------------------
Templeton Growth Securities Fund    Long-term capital growth
                                                                                Templeton Global
                                                                                Advisors Limited
--------------------------------------------------------- --------------------------
Templeton International Securities  Long-term capital
growth  Fund                                                                   Templeton Investment
                                                                                Counsel, LLC.
--------------------------------------------------------- --------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
------------------------------------------------------------------------------------
Goldman Sachs VIT Capital
Growth                        Long-term growth of
  Fund                         capital                                       Goldman Sachs Asset
                                                                                Management
--------------------------------------------------------- --------------------------
Goldman Sachs VIT CORE(SM) Small
 Cap Equity Fund                    Long-term growth of capital
--------------------------------------------------------- --------------------------
Goldman Sachs VIT CORE(SM) U.S.
 Equity Fund                        Long-term growth of capital
                                    and dividend income
--------------------------------------------------------- --------------------------
Goldman Sachs VIT Global
Income                             Fund    A   high    total    return,
                                   emphasizing current income and, to a
                                   lesser extent providing opportunities
                                   for capital appreciation
--------------------------------------------------------- --------------------------
Goldman Sachs VIT International
 Equity Fund                        Long-term capital                       Goldman Sachs Asset
                                    appreciation                            Management International
--------------------------------------------------------- --------------------------

MFS(R) VARIABLE INSURANCE TRUSTSM
------------------------------------------------------------------------------------
MFS Emerging Growth Series
                                   Long-term growth of                      MFS Investment
                                   capital                                   Management(R)
--------------------------------------------------------- --------------------------
MFS Investors Trust Series**       Long-term growth of capital
                                   with a secondary objective to
                                   seek reasonable current income
--------------------------------------------------------- --------------------------
MFS New Discovery Series           Capital appreciation
--------------------------------------------------------- --------------------------
MFS Research Series                Long-term growth of capital
                                   and future income
--------------------------------------------------------- --------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------- --------------------------
Morgan Stanley UIF Equity
Growth Portfolio                   Long-term capital
                                   appreciation                                  Morgan Stanley
                                                                                Asset Management
--------------------------------------------------------- --------------------------
Morgan Stanley UIF Fixed Income     Above-average total
Portfolio                           return over a market
                                    cycle of three to five years
--------------------------------------------------------- --------------------------
Morgan Stanley UIF Global
Equity Portfolio                   Long-term capital appreciation

--------------------------------------------------------- --------------------------
Morgan Stanley UIF Mid Cap Value   Above-average total
Portfolio                          return over a market
                                   cycle of three  to five years
--------------------------------------------------------- --------------------------
Morgan Stanley UIF Value            Above-average total return
Portfolio                           over a market cycle of three
                                    to five years                             Miller Anderson &
                                                                                Sherrerd, LLP
--------------------------------------------------------- --------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth       Capital appreciation
  Fund/VA                                                                       OppenheimerFunds, Inc.
--------------------------------------------------------- --------------------------
Oppenheimer Capital Appreciation    Capital appreciation
  Fund/VA
--------------------------------------------------------- --------------------------
Oppenheimer Global Securities       Long-term capital appreciation
  Fund/VA
--------------------------------------------------------- --------------------------
Oppenheimer Main Street Growth
  & Income Fund/VA                  High total return, which
                                    includes growth in the value
                                    of its shares as wellas current income,
                                    from equity and debt securities
--------------------------------------------------------- --------------------------
Oppenheimer Strategic Bond          High level of current income
  Fund/VA
--------------------------------------------------------- --------------------------

* The Portfolio's investment objectives may be changed by the Portfolio's Board of Trustees without shareholder approval.

** Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series, and changed its investment policies.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
-------------------------------------------------------------------

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS

You may allocate all or a portion of your purchase payments to the Fixed Account Options. Generally, the Contract offers the Fixed Account Options described below. However, the 6 and 12 Month Dollar Cost Averaging Options are not currently available. We currently offer only the option to invest in one or more Guarantee Periods. We may also offer additional Fixed Account options in the future.

We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

Six Month Dollar Cost Averaging Fixed Account Option. In the future, we may offer a Six Month Dollar Cost Averaging Fixed Account Option. Under this Option, you may establish a Dollar Cost Averaging Program allocating purchase payments to THE SIX MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SIX MONTH DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Six Month DCA Fixed Account Option. You must transfer all of your money out of the Six Month DCA Fixed Account Option to the Variable Sub-Accounts in six equal monthly installments. If you discontinue the Six Month DCA Fixed Account Option before the end of the transfer period, we will transfer the remaining balance in this Option to the Dreyfus VIF Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Six Month DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the Dreyfus VIF Variable Sub-Account in equal monthly installments. Transferring Account Value to the Dreyfus VIF Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 22.

Twelve Month Dollar Cost Averaging Fixed Account Option. In the future, we may offer a Twelve Month Dollar Cost Averaging Fixed Account Option. Under this Option, you may establish a Dollar Cost Averaging Program by allocating purchase payments to THE TWELVE MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("TWELVE MONTH DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Twelve Month DCA Fixed Account Option. You must transfer all of your money out of the Twelve Month DCA Fixed Account Option to the Variable Sub-Accounts in twelve equal monthly installments. If you discontinue the Dollar Cost Averaging Option before the end of the transfer period, we will transfer the remaining balance in this Option to the Dreyfus VIF Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Twelve Month DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the Money Market Variable Sub-Account in equal monthly installments. Transferring Account Value to the in this manner may not be Dreyfus VIF Money Market Variable Sub-Account consistent with the theory of dollar cost averaging described on page 22.

At the end of the transfer period, any nominal amounts remaining in the Six Month Dollar Cost Averaging Fixed Account or the Twelve Month Term Dollar Cost Averaging Fixed Account will be allocated to the Money Market Variable Sub-Account.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

Investment Risk

We bear the investment risk for all amounts allocated to the Six Month DCA Fixed Account Option and the Twelve Month DCA Fixed Account Option. That is because we guarantee the current interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Six Month DCA Fixed Account Option and the Twelve Month DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-692-4682.


GUARANTEE PERIODS
Each payment or transfer allocated to the Fixed Account earns interest at a specified rate that we guarantee for a period of years we call a GUARANTEE PERIOD. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select one or more Guarantee Periods for each purchase payment or transfer. If you do not select the Guarantee Period for a purchase payment or transfer, we will assign the shortest Guarantee Period available under the Contract for such payment or transfer.

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to the Fixed Account. Please consult with your sales representative for more information.

INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or Allstate New York at 1-800-692-4682. The interest rate will never be less than the minimum guaranteed amount stated in the Contract.

HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period.

The following example illustrates how a purchase payment allocated to the Fixed Account would grow, given an assumed Guarantee Period and effective annual interest rate:

Purchase Payment............................................  $10,000
Guarantee Period............................................  5 years
Annual Interest Rate........................................    4.50%

                                 END OF CONTRACT YEAR


                                                    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
                                                  ----------   ----------   ----------   ----------   ----------


Beginning Contract Value......................    $10,000.00
  X (1 + Annual Interest Rate)                         1.045
                                                  ----------
                                                  $10,450.00

Contract Value at end of Contract Year........                 $10,450.00
  X (1 + Annual Interest Rate)                                      1.045
                                                               ----------
                                                                      $10,920.25

Contract Value at end of Contract Year........                              $10,920.25
  X (1 + Annual Interest Rate)                                                   1.045
                                                                            ----------
                                                                            $11,411.66

Contract Value at end of Contract Year........                                           $11,411.66
  X (1 + Annual Interest Rate)                                                                1.045
                                                                                         ----------
                                                                                         $11,925.19

Contract Value at end of Contract Year........                                                       $11,925.19
  X (1 + Annual Interest Rate)                                                                            1.045
                                                                                                     ----------
                                                                                                     $12,461.82



TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS. At least 15 but not more than 45 days prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

     1) take no action. We will automatically apply your money to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

     2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

     3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

     4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Unless you specify otherwise, amounts not withdrawn will be applied to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Under our automatic laddering program ("Automatic Laddering Program"), you may choose, in advance, to use Guarantee Periods of the same length for all renewals. You can select this Program at any time during the Accumulation Phase, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this Program at any time. For additional information on the Automatic Laddering Program, please call our customer service center at 1-800-692-4682.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the PREFERRED WITHDRAWAL AMOUNT, and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also applies when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30 day period after such Guarantee Period expires). A positive Market Value Adjustment will apply to amounts currently invested in a Guarantee Period that are paid out as death benefits. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

- within the Preferred Withdrawal Amount as described on page 23, or

- to satisfy the IRS minimum distribution rules for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the time remaining in the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you or transferred. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred.

For  example,  assume  that you  purchase a  Contract  and you select an initial
Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 2 year Treasury Rate is 4.20%, then the Market
Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 2 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives at any time. The minimum amount that you may transfer into a Guarantee Period is $500. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Portfolio on the same day as one transfer. Transfers you make as part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program do not count against the 12 free transfers per Contract Year.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to 6 months from the date we receive your request. If we decide to postpone transfers from the Fixed Account for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment. If any transfer reduces your value in such Guarantee Period to less than $500, we will treat the request as a transfer of the entire value in such Guarantee Period.

We reserve the right to waive any transfer fees and restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-692-4682, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

EXCESSIVE TRADING LIMITS

We reserve the right to limit transfers among the Variable Sub-Accounts in any Contract Year, or to refuse any Variable Sub-Account transfer request, if:

     o we believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

     o we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.



DOLLAR COST AVERAGING PROGRAM
Through the Dollar Cost Averaging Program, you may automatically transfer a set amount every month during the Accumulation Phase from any Variable Sub-Account, the Six Month Dollar Cost Averaging Fixed Account or the Twelve Month Dollar Cost Averaging Fixed Account, to any other Variable Sub-Account. You may not use dollar cost averaging to transfer amounts to the Fixed Account.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee. In addition, we will not apply the Market Value Adjustment to these transfers.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Balanced Variable Sub-Account and 60% to be in the Fidelity VIP Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Balanced Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Balanced Variable Sub-Account and use the money to buy more units in the Fidelity VIP Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio   rebalancing  is  consistent  with  maintaining  your  allocation  of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.



EXPENSES

-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is for the cost of maintaining each Contract and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

- total purchase payments equal $50,000 or more, or

- all of your money is allocated to the Fixed Account on a Contract Anniversary.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.15% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment. The charge declines by 1% annually to 0% after 7 complete years from the day we receive the purchase payment being withdrawn. A schedule showing how the charge declines appears on page 7. During each Contract Year, you can withdraw up to 15% of purchase payments without paying the charge. Unused portions of this 15% "PREFERRED WITHDRAWAL AMOUNT" are not carried forward to future Contract Years.

We determine the withdrawal charge by:

- multiplying the percentage corresponding to the number of complete years since we received the purchase payment being withdrawn, times

- the part of each purchase payment withdrawal that is in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant (unless the Settlement Value is used);

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

-    withdrawals made after all purchase payments have been withdrawn.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of these charges and expenses, see pages 8-9. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Full or partial withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 25.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, you must return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment or transfer for 10 business days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or the Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the amount in any Guarantee Period to less than $500, we will treat it as a request to withdraw the entire amount invested in such Guarantee Period. In addition, if your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable income payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You will also have a limited ability to make transfers from the Variable Account portion of the income payments to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

- terminate the Contract and pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- reduce the  frequency  of your  payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolio and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in the Fixed Account on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time as state law may require. If we defer payments for 10 business days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, you should consult with legal counsel as to whether the purchase of a Contract is appropriate. For qualified plans, where it is appropriate, we may use income payment tables that do not distinguish on the basis of sex.


DEATH BENEFITS
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We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies or,

2. the Annuitant dies, if the Contract owner is not a natural person.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies).

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3. the Contract Value on the DEATH BENEFIT ANNIVERSARY immediately preceding the date we determine the death benefit, adjusted by any purchase payments, withdrawal adjustment as defined below, and charges made since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries, or

4. the greatest of the Anniversary Values as of the date we determine the death benefit. An "ANNIVERSARY VALUE" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that anniversary and reduced by the amount of any withdrawal adjustment, as defined below, since that anniversary. Anniversary Values will be calculated for each Contract Anniversary prior to the earlier of:

    (i) the date we determine the death benefit, or

    (ii) the deceased's 75th birthday or 5 years after the Issue Date, if later.

A positive Market Value Adjustment will apply to amounts currently invested in a Guarantee Period that are paid out as death benefits.

The value of the death benefit will be determined at the end of the Valuation Date on which we receive a complete request for payment of the death benefit, which includes DUE PROOF OF DEATH.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

    (a)   =   the withdrawal amount,

    (b)   =   the Contract Value immediately prior to
              the withdrawal, and

    (c)   =   the value of the applicable death
              benefit alternative immediately prior
              to the withdrawal.

See Appendix C for an example representative of how the withdrawal adjustment applies.

We will not settle any death claim until we receive Due Proof of Death. We will accept the following documentation as Due Proof of Death:

- a certified copy of a death certificate; or

- a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

- any other proof acceptable to us.

DEATH BENEFIT PAYMENTS. A death benefit will be paid:

1. if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2. if the death benefit is paid as of the day the value of the death benefit is determined.

Otherwise, the Settlement Value will be paid. The new Contract owner may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will applyWe reserve the right to waive the 180 day limit on a non-discriminatory basis. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of death.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the death benefit is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the distribution upon death either in one or more distributions, or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

- the life of the Contract owner; or

- a period not to exceed the life expectancy of the Contract owner; or

- the life of the Contract owner with payments guaranteed for a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract owner is the sole new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

MORE INFORMATION
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ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is One Allstate Drive, Farmingville, New York 11738. Our service center is located in Vernon Hills, Illinois.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of the directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in A+g rating to Allstate New York due to its group affiliation with Allstate Life. Standard & Poor's Insurance Rating Service assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate New York, sharing the same ratings of its parents, Allstate Life. These ratings do not reflect the performance of the Variable Account.We may from time to time advertise these ratings in our sales literature.



THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 39 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

DIVIDENDS  AND  CAPITAL  GAIN  DISTRIBUTIONS.   We  automatically  reinvest  all
dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment portfolio. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any changes.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to Variable Accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance Variable Accounts and variable annuity Variable Accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among Variable Accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a Variable Account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a Variable Account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a Variable Account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commission paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales to broker-dealers will not exceed 6.25% of any purchase payments. These commissions are intended to cover distribution expenses. From time to time, we may offer additional sales incentives of up to 1% of purchase payments to broker-dealers who maintain certain sales volume levels.


Allstate New York does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.



ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. The annual statement details values and specific Contract data for each particular Contract. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.




TAXES

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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.  ALLSTATE
NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1) the Contract owner is a natural person,

2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3) Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Variable
Account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the contract value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1) made on or after the date the Contract owner attains age 59 1/2;

2) made as a result of the Contract owner's death or disability;

3) made in substantially equal periodic payments over the owner's life or life expectancy,

4) made under an immediate annuity; or

5) attributable to investment in the contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA.

Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1988, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee

  - attains age 59 1/2,

  - separates from service,

  - dies,

  - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. over the life (joint lives) of the participant (and beneficiary).

Allstate New York may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Allstate New York's annual report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000948255. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at: Customer Service, P.O. Box 94038, Palatine, Illinois 60094-4038 (telephone: 1-800-692-4682).



PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

EXPERTS

-------------------------------------------------------------------

The financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules incorporated herein by reference from the Annual Report on Form 10-K of Allstate Life of New York and from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended incorporated herein by reference from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                   APPENDIX A
MARKET VALUE ADJUSTMENT EXAMPLES
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:

  I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

  N = the number of whole and partial years from the date we receive the withdrawal, transfer or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

  J = the Treasury Rate for a maturity of length N for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a note with a maturity of length N is not available, a weighted average will be used. If N is one year or less, J will be the 1-year Treasury Rate.

          Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Preferred Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                                        EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:                     $10,000 allocated to a Guarantee Period
Guarantee Period:                     5 years
Guaranteed Interest Rate:             4.50%
5 Year Treasury Rate at the time the
  Guarantee Period is established:    4.50%
Full Surrender:                       End of Contract Year 3


       NOTE: These examples assume that premium taxes are not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)






Step 1. Calculate Contract Value at End of Contract    10,000.00 X (1.045)3 = $11,411.66
Year 3:

Step 2. Calculate the Preferred Withdrawal Amount:     .15 X 10,000.00 = $1,500.00


Step 3. Calculate the Market Value Adjustment:          I   =   4.5%
                                                        J   =   4.2%
                                                            730 days
                                                       N   = -------    =   2
                                                              365 days

                                        Market Value Adjustment Factor:
                                                 .9 X (I - J) X N
                                                 = .9 X (.045 -.042) X (730/365) = .0054

                                        Market Value Adjustment =  Market Value
Adjustment
                                                 Factor X Amount Subject to Market Value
                                          Adjustment:
                                         = .0054 X (11,411.66 - 1,500.00) = $53.52


Step 4. Calculate the Withdrawal Charge: .05 X (10,000.00 - 1,500.00 + 53.52) =
$427.68

Step 5. Calculate the amount received by Customers as
a result of full withdrawal at the end of Contract    11,411.66 - 427.68 + 53.52 = Year 3:
     $11,037.50




                                       A-2





                             EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1. Calculate Contract Value at End of Contract
Year 3:                                     10,000.00 X (1.045)3 = $11,411.66


Step 2. Calculate the Preferred Withdrawal Amount:  .15 X 10,000.00 = $1,500.00

Step 3. Calculate the Market Value Adjustment:      I   =   4.5%
                                                    J   =   4.8%
                                                            730 days
                                                    N   =  ------- =   2
                                                            365 days
                        Market Value Adjustment Factor: .9 X (I - J) X N
                         = .9 X (.045 - .048) X  (730/365) =-.0054

                            Market Value Adjustment = Market Value Adjustment
Factor X Amount Subject to Market Value Adjustment:
                              -.0054 X (11,411.66 - 1,500.00) = -$53.52


Step 4. Calculate the Withdrawal Charge:  .05 X (10,000.00 - 1,500.00 -53.52) =
$422.32

Step 5. Calculate the amount received by customers as
a result of full withdrawal at the end of Contract
Year 3:                                 11,411.66 - 422.32 - 53.52 = $10,935.82




APPENDIX B
-------------------------------------------------------------------

                          WITHDRAWAL ADJUSTMENT EXAMPLE

Issue Date:                   January 1, 2000
Initial Purchase Payment:             $50,000







                              DEATH BENEFIT AMOUNT

                     ---------------------------------------
                                                 DEATH
                                  CONTRACT      CONTRACT       BENEFIT      GREATEST
                               VALUE BEFORE   TRANSACTION   VALUE AFTER   ANNIVERSARY ANNIVERSARY
DATE     TYPE OF OCCURRENCE     OCCURRENCE      AMOUNT      OCCURRENCE       VALUE         VALUE
----     ------------------    ------------   -----------   -----------   -----------  -----------

1/1/00   Issue Date               --            $50,000       $50,000    $50,000       $50,000
1/1/01   Contract Anniversary    $55,000         --           $55,000    $50,000       $55,000
7/1/01   Partial Withdrawal      $60,000        $15,000       $45,000    $37,500       $41,250


Withdrawal adjustment equals the partial withdrawal amount divided by the Contract Value immediately prior to the partial withdrawal multiplied by the value of the applicable death benefit amount alternative immediately prior to the partial withdrawal.

Death Benefit Anniversary Value Death Benefit

Partial Withdrawal Amount                                                                      (w)  $15,000
Contract Value Immediately Prior to Partial Withdrawal                                         (a)  $60,000
Value of Applicable Death Benefit Amount Immediately Prior to Partial Withdrawal               (d)  $50,000
Withdrawal Adjustment                                                                [(w)/(a)]X(d)  $12,500
Adjusted Death Benefit                                                                              $37,500

Greatest Anniversary Value Death Benefit

Partial Withdrawal Amount                                                                      (w)  $15,000
Contract Value Immediately Prior to Partial Withdrawal                                         (a)  $60,000
Value of Applicable Death Benefit Amount Immediately Prior to Partial Withdrawal               (d)  $55,000
Withdrawal Adjustment                                                                [(w)/(a)]X(d)  $13,750
Adjusted Death Benefit                                                                              $41,250



Please remember that you are looking at a hypothetical example, and that your investment performance may be greater or less than the figures shown.


STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------



DESCRIPTION                                                             PAGE

----------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
---------------------------------------------------------------------------
THE CONTRACT
---------------------------------------------------------------------------
   Purchases
----------------------------------------------------------------------------
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
PERFORMANCE INFORMATION
----------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
----------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
----------------------------------------------------------------------------
GENERAL MATTERS
----------------------------------------------------------------------------
   Incontestability
----------------------------------------------------------------------------
   Settlements
----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
   Premium Taxes
----------------------------------------------------------------------------
   Tax Reserves
----------------------------------------------------------------------------
FEDERAL TAX MATTERS
----------------------------------------------------------------------------
QUALIFIED PLANS
----------------------------------------------------------------------------
EXPERTS
----------------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------------



                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                      SelectDirections(sm) Variable Annuity

Allstate Life Insurance Company of New York
P.O. Box 94038, Palatine, IL 60094-4038
Telephone Number: 1-800-347-5433            Prospectus dated May 1, 2001

Allstate Life Insurance Company of New York ("Allstate New York") is offering the SelectDirections(sm) Variable Annuity, a group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 25 investment alternatives ("investment alternatives"). The investment alternatives include the fixed account
("Fixed Account") and 24 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life of New York Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following mutual fund portfolios ("Portfolios"):


  AIM Variable Insurance Funds:                MFS(R)Variable Insurance Trust(sm):
   AIM V.I. Capital Appreciation Fund            MFS Bond Series
   AIM V.I. Diversified Income Fund              MFS High Income Series
   AIM V.I. Growth and Income Fund               MFS Investors Trust Series*
   AIM V.I. International Equity Fund            MFS New Discovery Series
   AIM V.I. Value Fund                         Oppenheimer Variable Account Funds
  Fidelity Variable Insurance Products Fund (VIP):    Oppenheimer Bond Fund/VA
   Fidelity VIP Contrafund(R) Portfolio        Oppenheimer Capital Appreciation Fund/VA
   Fidelity VIP Growth Portfolio               Oppenheimer Global Securities Fund/VA
   Fidelity VIP High Income Portfolio          Oppenheimer High Income Fund/VA
   Fidelity VIP Index 500 Portfolio            Oppenheimer Main Street Small Cap Fund/VA
                          Fund/VA**
   Fidelity VIP Investment Grade Bond Portfolio    Van Kampen Life Investment Trust:
   Fidelity VIP Overseas Portfolio          Van Kampen LIT Comstock Portfolio
                                            Van Kampen LIT Domestic Income Portfolio
                                            Van Kampen LIT Emerging Growth Portfolio
                                            Van Kampen LIT Money Market Portfolio

*Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series, and changed its investment objective.We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

**Effective May 1, 2001, the Fund changed its name from Oppenheimer Small Cap Growth Fund/VA to Oppenheimer Main Street Small Cap Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.


We (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page D-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                  The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.
IMPORTANT
NOTICES The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits, or obligations of, or guaranted by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

                  TheContracts are not FDIC insured. The Contracts are only available in New York.




Table of Contents

-------------------------------------------------------------------------------
                                                                          Page
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                         3
----------------------------------------------------------------------------
   The Contract at a Glance                                                4
----------------------------------------------------------------------------
   How the Contract Works                                                  6
----------------------------------------------------------------------------
   Expense Table                                                           7
----------------------------------------------------------------------------
   Financial Information                                                  11
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                           12
----------------------------------------------------------------------------
   Purchases                                                              13
----------------------------------------------------------------------------
   Contract Value                                                         14
----------------------------------------------------------------------------
   Investment Alternatives                                                15
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                           15
----------------------------------------------------------------------------
      The Fixed Account Options                                           17
----------------------------------------------------------------------------
      Transfers                                                           20
----------------------------------------------------------------------------
   Expenses                                                               21
----------------------------------------------------------------------------
   Access to Your Money                                                   23
----------------------------------------------------------------------------
   Income Payments                                                        24
----------------------------------------------------------------------------
   Death Benefits                                                         25
----------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:                                                      27
----------------------------------------------------------------------------
      Allstate New York                                                   27
----------------------------------------------------------------------------
      The Variable Account                                                27
----------------------------------------------------------------------------
      The Portfolios                                                      27
----------------------------------------------------------------------------
      The Contract                                                        28
----------------------------------------------------------------------------
      Qualified Plans                                                     28
----------------------------------------------------------------------------
      Legal Matters                                                       28
----------------------------------------------------------------------------
   Taxes                                                                  29
----------------------------------------------------------------------------
   Annual Reports and Other Documents                                     31
----------------------------------------------------------------------------
   Performance Information                                                31
----------------------------------------------------------------------------
   Experts                                                                32
----------------------------------------------------------------------------
Appendix A  --  Accumulation Unit Values                                 A-1
----------------------------------------------------------------------------
Appendix B -- Market Value Adjustment Examples                           B-1
----------------------------------------------------------------------------
Appendix C -- Withdrawal Adjustment Example                              C-1
----------------------------------------------------------------------------
Statement Of Additional Information Table of Contents                    D-1
----------------------------------------------------------------------------

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.




                                                                           PAGE

---------------------------------------------------------------------------
   Accumulation Phase
---------------------------------------------------------------------------
   Accumulation Unit
---------------------------------------------------------------------------
   Accumulation Unit Value
---------------------------------------------------------------------------
   Allstate New York ("We" or "Us")
---------------------------------------------------------------------------
   Anniversary Values
---------------------------------------------------------------------------
   Annuitant
---------------------------------------------------------------------------
   Automatic Additions Program
---------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program
---------------------------------------------------------------------------
   Beneficiary
---------------------------------------------------------------------------
   Cancellation Period
---------------------------------------------------------------------------
   Contract*
---------------------------------------------------------------------------
   Contract Anniversary
---------------------------------------------------------------------------
   Contract Owner ("You")
---------------------------------------------------------------------------
   Contract Value
---------------------------------------------------------------------------
   Contract Year
---------------------------------------------------------------------------
   Death Benefit Anniversary
---------------------------------------------------------------------------
   Dollar Cost Averaging Program
---------------------------------------------------------------------------
   Due Proof of Death
---------------------------------------------------------------------------
   Fixed Account
---------------------------------------------------------------------------
   Guarantee Periods
---------------------------------------------------------------------------
   Income Plan
---------------------------------------------------------------------------
   Investment Alternatives
---------------------------------------------------------------------------
   Issue Date
---------------------------------------------------------------------------
   Market Value Adjustment
---------------------------------------------------------------------------
   Payout Phase
---------------------------------------------------------------------------
   Payout Start Date
---------------------------------------------------------------------------
   Portfolios
---------------------------------------------------------------------------
   Preferred Withdrawal Amount
---------------------------------------------------------------------------
   Qualified Contracts
---------------------------------------------------------------------------
   Right to Cancel
---------------------------------------------------------------------------
   SEC
---------------------------------------------------------------------------
   Settlement Value
---------------------------------------------------------------------------
   Systematic Withdrawal Program
---------------------------------------------------------------------------
   Treasury Rate
---------------------------------------------------------------------------
   Valuation Date
---------------------------------------------------------------------------
   Variable Account
---------------------------------------------------------------------------
   Variable Sub-Account
---------------------------------------------------------------------------



*The SelectDirections(sm) Variable Annuity is a group contract and your ownership is represented by certificates. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

THE CONTRACT AT A GLANCE
------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.




FLEXIBLE PAYMENTS                         You can  purchase a Contract
                                          with as little as $3,000 ($2,000 for a
                                          "Qualified   Contract,"   which  is  a
                                          Contract   issued   with  a  qualified
                                          plan). You can add to your Contract as
                                          often  and as  much as you  like,  but
                                          each  payment  must be at least  $100.
                                          You must  maintain  a minimum  account
                                          size of $1,000.

-------------------------------------------------------------------------------
RIGHT TO CANCEL                           You may cancel your Contract
                                          within 10 days after  receipt (60 days
                                          if you are exchanging another contract
                                          for  the  Contract  described  in this
                                          prospectus)  ("Cancellation  Period").
                                          Upon  cancellation we will return your
                                          purchase   payments  adjusted,  to  the
                                          extent federal or state law permits, to
                                          reflect the  investment  experience of
                                          any amounts  allocated to the Variable
                                          Account.

------------------------------------------------------------------------------------
EXPENSES
                                          You will bear the following expenses:
                                           -  Total Variable Account annual fees
                                              equal to 1.25% of average daily net assets
                                           -  Annual contract maintenance charge of
                                              $30 (with certain exceptions)
                                           -  Withdrawal charges ranging from 0%
                                              to 7% of payment  withdrawn  (with
                                              certain exceptions)

                                           -  Transfer fee of $10 after 12th transfer
                                              in any Contract Year
                                              (fee currently waived)
                                           -  State   premium   tax  (New   York
                                              currently does not impose one).

                                           -  In addition,  each  Portfolio pays
                                              expenses   that  you   will   bear
                                              indirectly  if  you  invest  in  a
                                              Variable Sub-Account.

------------------------------------------------------------------------------------
INVESTMENT  ALTERNATIVES                     The Contract offers 25
                                             investment alternatives including:
                                            - the fixed account (which  credits
                                              interest at rates we guarantee), and
                                            - 24 Variable Sub-Accounts investing
                                              in Portfolios offering professional
                                              money management by:

                                                - A I M Advisors, Inc.
                                                - Fidelity Management &  Research Company
                                                - MFS Investment Management(R)
                                                - OppenheimerFunds, Inc.
                                                - Van Kampen Asset Management Inc.

                                          To find out  current  rates being paid
                                          on the Fixed  Account,  or to find out
                                          how  the  Variable  Sub-Accounts  have
                                          performed,    please    call   us   at
                                          1-800-347-5433.

---------------------------------------------------------------------------------------
SPECIAL SERVICES
                                           For your convenience, we offer these
                                           special services:
                                           - Automatic Portfolio Rebalancing Program
                                           -  Automatic Additions Program
                                           -  Dollar Cost Averaging Program
                                           -  Systematic Withdrawal Program

-----------------------------------------------------------------------------------------
INCOME  PAYMENTS                            You can choose fixed income
                                            payments,  variable income payments,
                                            or a combination of the two. You can
                                            receive your income  payments in one
                                            of the following ways:

                                            - life income with guaranteed payments
                                            - a joint and  survivor life income
                                              with guaranteed payments
                                            - guaranteed  payments for a specified
                                              period (5 to 30 years)

------------------------------------------------------------------------------------
DEATH BENEFITS                               If you die before the  Payout  Start
                                             Date,  we  will  pay  the death  benefit  described
                                             in the Contract.
-------------------------------------------------------------------------------------
TRANSFERS                                    Before the Payout  Start Date,  you
                                             may transfer  your  Contract  value
                                             ("CONTRACT     VALUE")among     the
                                             investment    alternatives,    with
                                             certain restrictions.  Transfers to
                                             the Fixed  Account must be at least
                                             $500.

                                             We do not  currently  impose  a fee
                                             upon transfers. However, we reserve
                                             the   right  to   charge   $10  per
                                             transfer after the 12th transfer in
                                             each  "Contract   Year,"  which  we
                                             measure from the date we issue your
                                             contract or a Contract anniversary
                                             ("Contract Anniversary").
------------------------------------------------------------------------------------------------
WITHDRAWALS                                  You may withdraw some or all of your
                                             Contract Value at anytime during the
                                             Accumulation Phase. Full or partial
                                             withdrawals also are available under
                                             limited  circumstances on or after the
                                             Payout Start Date.  In general, you
                                             must withdraw at least $50 at a time
                                             ($1,000 for  withdrawals made during the Payout
                                             Phase).  A 10% federal  tax penalty
                                             may apply if you withdraw  before
                                             you are 59 1/2 years old.  A withdrawal charge
                                             and Market Value Adjustment also may apply.




HOW THE CONTRACT WORKS
------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the Contract Owner) save for retirement because you can invest in up to 25 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date")and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans")
described on page 24. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.



Issue                                     Payout Start
Date         Accumulation Phase           Date                     Payout Phase

------------------------------------------------------------------------------>
          You save for retirement

You buy                     You elect to receive income   You can    Or you can
a Contract                  payments or receive a lump    receive    receive
                            sum payment                   income     income
                                                          payments   payments
                                                          for a set  for life
                                                          period


As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner, or if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-347-5433 if you have any question about how the Contract works.

EXPENSE TABLE
-------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Portfolios.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase
Payment Being Withdrawn:   0   1   2   3   4   5   6   7+

-------------------------------------------------------------------------------
Applicable Charge:         7%  6%  5%  4%  3%  2%  1%  0%
-------------------------------------------------------------------------------
Annual Contract Maintenance Charge               $30.00**
-------------------------------------------------------------------------------
Transfer Fee                                     $10.00***
-------------------------------------------------------------------------------


  *Each Contract Year, you may withdraw up to 15% of purchase payments without incurring a withdrawal charge or a Market Value Adjustment.

 **We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract Year,excluding transfers due to dollar cost averaging or automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)



Mortality and Expense Risk Charge                              1.15%
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.25%
----------------------------------------------------------------------

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)1


                                                            Management Fees                           Total Portfolio
Portfolio                                                                       Other Expenses        Annual Expenses
---------------------------------------------------------- ------------------ -------------------- ----------------------
AIM V.I. Capital Appreciation Fund                               0.61%               0.21%                 0.82%
AIM V.I. Diversified Income Fund                                 0.60%               0.30%                 0.90%
AIM V.I. Growth and Income Fund                                  0.60%               0.24%                 0.84%
AIM V.I. International Equity Fund                               0.73%               0.29%                 1.02%
AIM V.I. Value Fund                                              0.61%               0.23%                 0.84%
Fidelity VIP Contrafund Portfolio (2,3)                          0.57%               0.09%                 0.66%
Fidelity VIP Growth Portfolio (2,3)                              0.57%               0.08%                 0.65%
Fidelity VIP High Income Portfolio (2)                           0.58%               0.10%                 0.68%
Fidelity VIP Index 500 Portfolio (2,4)                           0.24%               0.09%                 0.33%
Fidelity VIP Investment Grade Bond Portfolio (2)                 0.43%               0.11%                 0.54%
Fidelity VIP Overseas Portfolio (2,3)                            0.72%               0.17%                 0.89%
MFS Bond Series (5,7)                                            0.60%               0.16%                 0.76%
MFS High Income Series (5,7)                                     0.75%               0.16%                 0.91%
MFS Investors Trust Series (5,6)                                 0.75%               0.12%                 0.87%
MFS New Discovery Series (5,7)                                   0.90%               0.16%                 1.06%
Oppenheimer Bond Fund/VA                                         0.72%               0.04%                 0.76%
Oppenheimer Capital Appreciation Fund/VA                         0.64%               0.03%                 0.67%
Oppenheimer Global Securities Fund/VA                            0.64%               0.04%                 0.68%
Oppenheimer High Income Fund/VA                                  0.74%               0.05%                 0.79%
Oppenheimer Main Street Small Cap Fund/VA(8)                     0.75%               0.62%                 1.37%
Van Kampen LIT Comstock Portfolio (,9,10)                        0.00%               1.01%                 1.01%
Van Kampen LIT Domestic Income Portfolio (,9,10)                 0.00%               0.62%                 0.62%
Van Kampen LIT Emerging Growth Portfolio                         0.70%               0.05%                 0.75%
Van Kampen LIT Money Market Portfolio (,9,10)                    0.14%               0.47%                 0.61%


1. Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

2.   Initial Class.

3. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

4. The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.28%. This arrangement may be discontinued by the fund's manager at any time.

5. Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher that the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower for certain series and would equal: 0.75% for Bond Series, 0.90% for High Income Series, 0.86% for Investors Trust Series, and 1.05% for New Discovery Series.

6. Effective May 1, 2001, the Series changed its name from MFS Growth with Income Series to MFS Investors Trust Series to reflect changes in its investment policies. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

7. MFS has contractually agreed, subject to reimbursement, to bear expenses for the series such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentage of the average daily net assets of the series for the current fiscal year: 0.15% for Bond Series, 0.15% for High Income Series, and 0.15% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

8. Effective May 1, 2001, the Fund changed its name from Oppenheimer Small Cap Growth Fund/VA to Oppenheimer Main Street Small Cap Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

9. Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Other Expenses," and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:


                                                               Management Fees                       Total Portfolio
Portfolio                                                                        Other Expenses      Annual Expenses
------------------------------------------------------------- ------------------ ---------------- ----------------------
Van Kampen LIT Comstock Portfolio                                   0.60%             1.60%               2.20%
Van Kampen LIT Domestic Income Portfolio                            0.50%             0.94%               1.44%
Van Kampen LIT Money Market Portfolio                               0.50%             0.47%               0.97%

The Portfolio's Advisors may discontinue all or part of these reductions and reimbursements at any time.

10. The ratio of expenses to average new assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratios for the year ended December 31, 2000 would decrease by 0.06% for the Van Kampen LIT Comstock Portfolio, 0.02% for the Van Kampen LIT Domestic Income Portfolio, and 0.01% for the Van Kampen LIT Money Market Portfolio.



EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment, and

- surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLE DOES NOT INCLUDE DEDUCTIONS FOR PREMIUM TAXES BECAUSE NEW YORK DOES NOT CHARGE PREMIUM TAXES ON ANNUITIES.

Variable Sub-Accounts                               1 YEAR     3 YEARS    5 YEARS      10 YEARS
---------------------                              --------   --------    --------     --------
AIM V.I. Capital Appreciation                        $85        $122       $162        $293
AIM V.I. Diversified Income                          $86        $125       $166        $302
AIM V.I. Growth and Income                           $86        $123       $163        $295
AIM V.I. International Equity                        $87        $128       $172        $314
AIM V.I. Value                                       $86        $123       $163        $295

Fidelity VIP Growth                                  $84        $117       $153        $276
Fidelity VIP High Income                             $84        $118       $155        $279
Fidelity VIP Overseas                                $86        $124       $166        $301

Fidelity VIP II Contrafund                           $84        $117       $154        $277
Fidelity VIP II Index 500                            $80        $107       $137        $242
Fidelity VIP II Investment Grade                     $83        $114       $148        $264

MFS Bond                                             $85        $120       $159        $287
MFS Growth with Income                               $91        $139       $190        $348
MFS High Income                                      $85        $121       $161        $290
MFS New Discovery                                    $86        $124       $165        $298

Oppenheimer Bond/VA                                  $86        $125       $167        $303
Oppenheimer Capital Appreciation/VA                  $84        $118       $155        $279
Oppenheimer Global Securities/VA                     $88        $130       $174        $318
Oppenheimer High Income/VA                           $85        $120       $159        $287
Oppenheimer Main Street Small Cap Growth Fund/V      $84        $118       $154        $278

Van Kampen Comstock                                  $87        $128       $172        $313
Van Kampen Domestic Income                           $83        $116       $152        $273
Van Kampen Emerging Growth                           $85        $120       $159        $286
Van Kampen Money Market                              $83        $116       $151        $271


EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

Variable Sub-Accounts                             1 YEAR    3 YEARS     5 YEARS     10 YEARS
---------------------                            --------  --------     --------    --------

AIM V.I. Capital Appreciation                      $26        $80        $137        $293
AIM V.I. Diversified Income                        $27        $82        $141        $302
AIM V.I. Growth and Income                         $26        $80        $138        $295
AIM V.I. International Equity                      $28        $86        $147        $314
AIM V.I. Value                                     $26        $80        $138        $295

Fidelity VIP Growth                                $24        $75        $128        $276
Fidelity VIP High Income                           $24        $75        $129        $279
Fidelity VIP Overseas                              $27        $82        $140        $301

Fidelity VIP II Contrafund                         $24        $75        $128        $277
Fidelity VIP II Index 500                          $21        $65        $111        $242
Fidelity VIP II Investment Grade                   $23        $71        $122        $264

MFS Bond                                           $25        $78        $134        $287
MFS Growth with Income                             $32        $97        $165        $348
MFS High Income                                    $26        $79        $135        $290
MFS New Discovery                                  $26        $81        $139        $298

Oppenheimer Bond/VA                                $27        $83        $141        $303
Oppenheimer Capital Appreciation/VA                $24        $75        $129        $279
Oppenheimer Global Securities/VA                   $28        $87        $149        $318
Oppenheimer High Income/VA                         $25        $78        $134        $287
Oppenheimer Main Street Small Cap Growth Fund/V    $24        $75        $129        $278

Van Kampen Comstock                                $28        $86        $146        $313
Van Kampen Domestic Income                         $24        $74        $126        $273
Van Kampen Emerging Growth                         $25        $78        $133        $286
Van Kampen Money Market                            $24        $73        $126        $271




PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ON PAGES 8-9 ARE IN EFFECT FOR THE TIME PERIODS PRESENTED ABOVE. YOUR ACTUAL EXPENSES MAY BE LESSER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LESSER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $20,000.



FINANCIAL INFORMATION
-------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date the Contracts were first offered. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate New York also appear in the Statement of Additional Information.

THE CONTRACT
-------------------------------------------------------------------------------

CONTRACT OWNER

The SelectDirections(sm) Variable Annuity is a contract between you, the Contract owner, and Allstate New York, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum age of the oldest Contract Owner cannot exceed 85 as of the date we receive the completed application.

You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page 28.

ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The maximum age of the oldest Annuitant cannot exceed 85 as of the date we receive the completed application. If the Contract owner is a natural person you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

- the youngest Contract owner, if living, otherwise

- the youngest Beneficiary.

BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you do not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you (or the Annuitant if the Contract owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT

We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of Retirement plans and the terms of such plans may themselves contain restrictions on Assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES

--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $100 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments, or reduce the minimum purchase payment we will accept. We reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account) by automatically transferring amounts from your bank account. Please consult with your Personal Financial Representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center located in Vernon Hills, Illinois (mailing address: P.O. Box 94038,
 Palatine, Illinois, 60094-4038; overnight mail: 300 N. Milwaukee Ave, Vernon Hills, Illinois 60061).

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL

You may cancel the Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (60 days if you are exchanging another contract for the Contract described in this prospectus). You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. Upon cancellation, as permitted by federal or state law, we will return your purchase payments allocated to the Variable Account after an adjustment to the extent federal or state law permits to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to the initial purchase payment. Your Contract Value at any other time during the Accumulation Phase is equal to the sum of the value as of the most recent Valuation Date of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your interest in the Fixed Account.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------------------

You may allocate your purchase payments to up to 24 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Portfolio. You should carefully review the Portfolio prospectuses before allocating amounts to the Variable Sub-Accounts.



-------------------------------------------------------------------------------------------
Portfolio:                           Each Portfolio Seeks:                      Investment Advisor:
-----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund* Growth of capital.                          A I M Advisors, Inc.
-------------------------------------------------------------- ----------------------------------
AIM V.I. Diversified Income Fund*   High level of current income.
-------------------------------------------------------------- ----------------------------------
AIM V.I. Growth and Income Fund*    Growth of capital with a
                                    secondary objective of
                                    current income.
-------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund* Long-term growth of capital.
-------------------------------------------------------------------------------------------------
AIM V.I. Value Fund*                Long-term growth of capital.
                                   Income is a secondary objective.
-------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)Portfolio         Long-term capital appreciation.     Fidelity Management
                                                                                & Research Company
-------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio         Capital appreciation.
------------------------------------------------------------------------------------------------
-Fidelity VIP
High Income Portfolio                 High level of  current
                                      income while also
                                      considering growth of
                                      capital.

-------------------------------------------------------------------------------------------------
Fidelity VIP
Index 500 Portfolio                 Investment results that correspond to the
                                    total  return  of  common  stocks   publicly
                                    traded in the United States,  as represented
                                    by the S&P 500.
-------------------------------------------------------------------------------------------------
Fidelity VIP
Investment Grade
Bond Portfolio                      High level of current income.

-------------------------------------------------------------------------------------------------
Fidelity
VIP Overseas Portfolio Long-term growth of capital.

-------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST (SM)
-------------------------------------------------------------------------------------------------
MFS Bond Series                     As high a level of current income              MFS Investment
                                    as is believed to  be consistent                Management(R)
                                    with prudent risk. Its secondary
                                    objective is  to protect shareholders'
                                    capital.
-------------------------------------------------------------- ---------------------------------
MFS Investors  Trust Series**       Long-term growth of capital  with a  secondary
                                    objective to seek reasonable current income.
-------------------------------------------------------------------------------------------------
MFS High Income Series
                                    High  current  income  by  investing
                                    primarily   in   a    professionally
                                    managed  diversified   portfolio  of
                                    fixed  income  securities,  some  of
                                    which may involve equity features.
------------------------------------------------------------------------------------------------
MFS New Discovery Series            Capital appreciation.

------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA            High level of current income.                 OppenheimerFunds,Inc.
                                    As a secondary objective,
                                    the Portfolio seeks capital
                                    appreciation when consistent
                                    with its primary objective.

------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
Fund/VA                              Capital appreciation.
------------------------------------------------------------------------------------------------
Oppenheimer
Global Securities
Fund/VA                             Long-term capital appreciation.
------------------------------------------------------------------------------------------------
Oppenheimer High
Income Fund/VA                      High level of current income.
------------------------------------------------------------------------------------------------
Oppenheimer Main
Street Small Cap Fund/VA***         Capital appreciation.
------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio                                               Van Kampen Asset
                                            Capital growth and income through   Management Inc.
                                            Investments in equity securities,
                                            Including common stocks, preferred
                                            Stocks and securities convertible
                                            Into common and preferred stocks.
------------------------------------------------------------------------------------------------
Van Kampen LIT Domestic
Income Portfolio                            Primarily current income.
                                            When consistent with the primary
                                            investment objective, capital
                                            appreciation is a secondary
                                            investment objective.
------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging
Growth Portfolio                            Capital appreciation.
------------------------------------------------------------------------------------------------
Van  Kampen LIT Money  Market               Protection of capital and high  current  income
Portfolio                                   through  investments in money market
                                            instruments.


------------------------------------------------------------------------------------------------


* The Portfolio's investment objectives may be changed by the Portfolio's Board of Trustees without shareholder approval.

**Effective May 1, 2000, the MFS Growth with Income Series changed its name to MFS Investors Trust Series, and changed its investment policies.

*** Effective May 1, 2001, the Fund changed its name from Oppenheimer Small Cap Growth Fund/VA to Oppenheimer Main Street Small Cap Fund/VA.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES.

SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
-------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS

You may allocate all or a portion of your purchase payments to the Fixed Account Options. Generally, the Contract offers the Fixed Account Options described below. However, the 6 and 12 Month Dollar Cost Averaging Options are not currently available. We currently offer only the option to invest in one or more Guarantee Periods. We may also offer additional Fixed Account options in the future.

We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

Six Month Dollar Cost Averaging Fixed Account Option. In the future, we may offer a Six Month Dollar Cost Averaging Fixed Account Option. Under this Option, you may establish a Dollar Cost Averaging Program allocating purchase payments to THE SIX MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SIX MONTH DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Six Month DCA Fixed Account Option. You must transfer all of your money out of the Six Month DCA Fixed Account Option to the Variable Sub-Accounts in six equal monthly installments. If you discontinue the Six Month DCA Fixed Account Option before the end of the transfer period, we will transfer the remaining balance in this Option to the Van Kampen LIT Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Six Month DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the Van Kampen Variable Sub-Account in equal monthly installments. Transferring Account Value to the Van Kampen Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 21.

Twelve Month Dollar Cost Averaging Fixed Account Option. In the future, we may offer a Twelve Month Dollar Cost Averaging Fixed Account Option. Under this Option, you may establish a Dollar Cost Averaging Program by allocating purchase payments to THE TWELVE MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("TWELVE MONTH DCA FIXED ACCOUNT OPTION"). We will credit interest to purchase payments you allocate to this Option for twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Twelve Month DCA Fixed Account Option. You must transfer all of your money out of the Twelve Month DCA Fixed Account Option to the Variable Sub-Accounts in twelve equal monthly installments. If you discontinue the Dollar Cost Averaging Option before the end of the transfer period, we will transfer the remaining balance in this Option to the Van Kampen Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Twelve Month DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the Money Market Variable Sub-Account in equal monthly installments. Transferring Account Value to the Van Kampen Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 21.

At the end of the transfer period, any nominal amounts remaining in the Six Month Dollar Cost Averaging Fixed Account or the Twelve Month Term Dollar Cost Averaging Fixed Account will be allocated to the Money Market Variable Sub-Account.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

Investment Risk

We bear the investment risk for all amounts allocated to the Six Month DCA Fixed Account Option and the Twelve Month DCA Fixed Account Option. That is because we guarantee the current interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Six Month DCA Fixed Account Option and the Twelve Month DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-347-5433.



GUARANTEE PERIODS
Each payment or transfer allocated to the Fixed Account earns interest at a specified rate that we guarantee for a period of years we call a Guarantee Period. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select one or more Guarantee Periods for each purchase payment or transfer. If you do not select the Guarantee Period for a purchase payment or transfer, we will assign the shortest Guarantee Period available under the Contract for such payment or transfer.

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to the Fixed Account. Please consult with your Personal Financial Representative for more information.

INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your Personal Financial Representative or Allstate New York at 1-800-347-5433. The interest rate will never be less than the minimum guaranteed amount stated in the Contract.

HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period.

The following example illustrates how a purchase payment allocated to the Fixed Account would grow, given an assumed Guarantee Period and effective annual interest rate:

Purchase Payment............................................  $10,000
Guarantee Period............................................  5 years
Annual Interest Rate........................................    4.50%



                                                     END OF CONTRACT YEAR

                                                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
                                                 ----------    ----------   ----------   ----------  ----------

Beginning Contract Value......................    $10,000.00
  X (1 + Annual Interest Rate)                         1.045
                                                  ----------
                                                  $10,450.00

Contract Value at end of Contract Year........                    $10,450.00
  X (1 + Annual Interest Rate)                                         1.045
                                                                   ----------
                                                                      $10,920.25

Contract Value at end of Contract Year........                               $10,920.25
  X (1 + Annual Interest Rate)                                                    1.045
                                                                             ----------
                                                                             $11,411.66

Contract Value at end of Contract Year........                                           $11,411.66
  X (1 + Annual Interest Rate)                                                                1.045
                                                                                         ----------
                                                                                         $11,925.19

Contract Value at end of Contract Year........                                                       $11,925.19
  X (1 + Annual Interest Rate)                                                                            1.045
                                                                                                     ----------
                                                                                                     $12,461.82



TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS. At least 15 but not more than 45 days prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

     1) take no action. We will automatically apply your money to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

     2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

     3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

     4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Unless you specify otherwise, amounts not withdrawn will be applied to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Under our automatic laddering program ("Automatic Laddering Program"), you may choose, in advance, to use Guarantee Periods of the same length for all renewals. You can select this Program at any time during the Accumulation Phase, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this Program at any time. For additional information on the Automatic Laddering Program, please call our customer service center at 1-800-347-5433.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the Preferred Withdrawal Amount, and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also applies when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30 day period after such Guarantee Period expires). A positive Market Value Adjustment will apply to amounts currently invested in a Guarantee Period that are paid out as death benefits. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

- within the Preferred Withdrawal Amount as described on page 22, or

- to satisfy the IRS minimum distribution rules for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the time remaining in the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you or transferred. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred.

For  example,  assume  that you  purchase a  Contract  and you select an initial
Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 2 year Treasury Rate is 4.20%, then the Market
Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 2 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives at any time. The minimum amount that you may transfer into a Guarantee Period is $500. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Portfolio on the same day as one transfer. Transfers you make as part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program do not count against the 12 free transfers per Contract Year.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to 6 months from the date we receive your request. If we decide to postpone transfers from the Fixed Account for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment. If any transfer reduces your value in such Guarantee Period to less than $500, we will treat the request as a transfer of the entire value in such Guarantee Period.

We reserve the right to waive any transfer fees and restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-347-5433, if you first send us a completed authorization form. The cut off-time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

EXCESSIVE TRADING LIMITS

We reserve the right to limit transfers among the Variable Sub-Accounts in any Contract Year, or to refuse any Variable Sub-Account transfer request, if:

     o we believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

     o we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.



DOLLAR COST AVERAGING PROGRAM
Through the Dollar Cost Averaging Program, you may automatically transfer a set amount every month during the Accumulation Phase from any Variable Sub-Account, the Six Month Dollar Cost Averaging Fixed Account, or the Twelve Month Dollar Cost Averaging Fixed Account, to any other Variable Sub-Account. You may not use dollar cost averaging to transfer amounts to the Fixed Account.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee. In addition, we will not apply the Market Value Adjustment to these transfers.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.


Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Capital Appreciation Variable Sub-Account and 60% to be in the Fidelity VIP Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Capital Appreciation Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Capital Appreciation Variable Sub-Account and use the money to buy more units in the Fidelity VIP Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio   rebalancing  is  consistent  with  maintaining  your  allocation  of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES

--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is for the cost of maintaining each Contract and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

- total purchase payments equal $50,000 or more, or

- all of your money is allocated to the Fixed Account on a Contract Anniversary.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.15% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment. The charge declines by 1% annually to 0% after 7 complete years from the day we receive the purchase payment being withdrawn. A schedule showing how the charge declines appears on page 7. During each Contract Year, you can withdraw up to 15% of purchase payments without paying the charge. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years.

We determine the withdrawal charge by:

- multiplying the percentage corresponding to the number of complete years since we received the purchase payment being withdrawn, times

- the part of each purchase payment withdrawal that is in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant (unless the Settlement Value is used);

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

-    withdrawals made after all purchase payments have been withdrawn.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of these charges and expenses, see pages 8-9. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
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You can  withdraw  some or all of your  Contract  Value at any time prior to the
Payout Start Date. Full or partial withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page __.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, you must return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

     1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

     2.   An emergency exists as defined by the SEC; or

     3.   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment or transfer for 10 business days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or the Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the amount in any Guarantee Period to less than $500, we will treat it as a request to withdraw the entire amount invested in such Guarantee Period. In addition, if your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
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PAYOUT START DATE
The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

          -    fixed income payments;

          -    variable income payments; or

          -    a combination of the two.


The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable income payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You will also have a limited ability to make transfers from the Variable Account portion of the income payments to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

     - terminate the Contract and pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

     - reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolio and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

     1. adjusting the portion of the Contract Value in the Fixed Account on the Payout Start Date by any applicable Market Value Adjustment;

     2.   deducting any applicable premium tax; and

     3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time as state law may require. If we defer payments for 10 business days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, you should consult with legal counsel as to whether the purchase of a Contract is appropriate. For qualified plans, where it is appropriate, we may use income payment tables that do not distinguish on the basis of sex.

DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

     1.   any Contract owner dies or,

     2.   the Annuitant dies, if the Contract owner is not a natural person.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies).

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, the death benefit is equal to the greatest of:

     1.   the Contract Value as of the date we determine the death benefit, or

     2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

     3. the Contract Value on the DEATH BENEFIT ANNIVERSARY immediately preceding the date we determine the death benefit, adjusted by any purchase payments, withdrawal adjustment as defined below, and charges made since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries, or

     4. the greatest of the Anniversary Values as of the date we determine the death benefit. An "ANNIVERSARY VALUE" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that anniversary and reduced by the amount of any withdrawal adjustment, as defined below, since that anniversary. Anniversary Values will be calculated for each Contract Anniversary prior to the earlier of:

          (i)  the date we determine the death benefit, or

          (ii) the deceased's 75th birthday or 5 years after the Issue Date, if later.

A positive Market Value Adjustment will apply to amounts currently invested in a Guarantee Period that are paid out as death benefits.

The value of the death benefit will be determined at the end of the Valuation Date on which we receive a complete request for payment of the death benefit, which includes Due Proof of Death.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

    (a)   =   the withdrawal amount,

    (b)   =   the Contract Value immediately prior to
              the withdrawal, and

    (c)   =   the value of the applicable death
              benefit alternative immediately prior
              to the withdrawal.


See Appendix C for an example representative of how the withdrawal adjustment applies.

We will not settle any death claim until we receive Due Proof of Death. We will accept the following documentation as Due Proof of Death:

          -    a certified copy of a death certificate; or

          - a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

          -    any other proof acceptable to us.

DEATH BENEFIT PAYMENTS. A death benefit will be paid:

     1. if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

     2. if the death benefit is paid as of the day the value of the death benefit is determined.

Otherwise, the Settlement Value will be paid. The new Contract owner may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply. We reserve the right to waive the 180 day limit on a non-discriminatory basis. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of death.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the death benefit is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the distribution upon death either in one or more distributions, or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

     -    the life of the Contract owner; or

     -    a period not to exceed the life expectancy of the Contract owner; or

     - the life of the Contract owner with payments guaranteed for a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract owner is the sole new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

MORE INFORMATION
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ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is One Allstate Drive, Farmingville, New York 11738.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of the directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+g rating to Allstate New York due to its group affiliation with Allstate Life. Standard & Poor's Insurance Rating Service assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate New York, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 24 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS  AND  CAPITAL  GAIN  DISTRIBUTIONS.   We  automatically  reinvest  all
dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment portfolio. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any changes.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to Variable Accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance Variable Accounts and variable annuity Variable Accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among Variable Accounts buying shares of the Portfolios.

Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a Variable Account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a Variable Account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a Variable Account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales to broker-dealers will not exceed 8.5%% of any purchase payments. These commissions are intended to cover distribution expenses. From time to time, we may offer additional sales incentives of up to 1% of purchase payments to broker-dealers who maintain certain sales volume levels.

Allstate New York does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

     -    issuance of the Contracts;

     -    maintenance of Contract owner records;

     -    Contract owner services;

     -    calculation of unit values;

     -    maintenance of the Variable Account; and

     -    preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. The annual statement details values and specific Contract data for each particular Contract. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS

If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS

Foley & Lardner , Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.





TAXES

-------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

     1)   the Contract owner is a natural person,

     2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

     3) Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Variable
Account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the contract value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

     -    made on or after the date the individual attains age 59 1/2,

     -    made to a beneficiary after the Contract owner's death,

     -    attributable to the Contract owner being disabled, or

     - for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

     1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

     2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

     1)   made on or after the date the Contract owner attains age 59 1/2;

     2)   made as a result of the Contract owner's death or disability;

     3) made in substantially equal periodic payments over the owner's life or life expectancy,

     4)   made under an immediate annuity; or

     5)   attributable to investment in the contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA.

Contracts may be used as investments with certain qualified plans such as:

     - Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

     -    Roth IRAs under Section 408A of the Code;

     -    Simplified Employee Pension Plans under Section 408(k) of the Code;

     -    Savings  Incentive  Match  Plans for  Employees  (SIMPLE)  Plans under
          Section 408(p) of the Code;

     -    Tax Sheltered Annuities under Section 403(b) of the Code;

     -    Corporate and Self Employed Pension and Profit Sharing Plans; and

     - State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1988, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee

  - attains age 59 1/2,

  - separates from service,

  - dies,

  - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or, over the life (joint lives) of the participant (and beneficiary).

Allstate New York may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.


ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------------------

Allstate New York's annual report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000948255. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Customer Service, P.O. Box 94038, Palatine, Illinois 60094-4038 (telephone: 1-800-347-5433).

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


EXPERTS

-------------------------------------------------------------------------------

The financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules incorporated herein by reference from the Annual Report on Form 10-K of Allstate Life of New York and from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended incorporated herein by reference from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                   APPENDIX A

-----------------------------------------------------------------------------

Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered

For the Period Beginning September 19, 2000 and Ended December 31, 2000
------------------------------------------------------------------------------


AIM V. I. CAPITAL APPRECIAITON
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $ 7.63
  Number of Units Outstanding, End of Period                  1,991
AIM V. I. DIVERSIFIED INCOME
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $ 9.99
  Number of Units Outstanding, End of Period                    364
AIM V. I. GROWTH AND INCOME
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $ 8.18
  Number of Units Outstanding, End of Period                  1,488
AIM V. I. INTERNATIONAL EQUITY
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $ 8.66
  Number of Units Outstanding, End of Period                    305
AIM V. I. VALUE
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $ 8.67
  Number of Units Outstanding, End of Period                 21,939
FIDELITY VIP GROWTH
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $ 8.53
  Number of Units Outstanding, End of Period                 27,151
FIDELITY VIP HIGH INCOME
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $ 8.40
  Number of Units Outstanding, End of Period                     33
FIDELIITY VIP OVERSEAS
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $ 8.97
  Number of Units Outstanding, End of Period                     92
FIDELITY VIP II CONTRAFUND
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $ 9.39
  Number of Units Outstanding, End of Period                  2,196
FIDELIITY VIP II INVESTMENT GRADE BOND
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $10.44
  Number of Units Outstanding, End of Period                    132
FIDELITY VIP INDEX 500 PORTFOLIO
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $ 9.04
  Number of Units Outstanding, End of Period                      0
MFS BOND SERIES
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $10.39
  Number of Units Outstanding, End of Period                      0
MFS HIGH INCOME
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $ 9.22
  Number of Units Outstanding, End of Period                    108
MFS INVESTORS TRUST SERIES (Growth with Income)**
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $ 9.73
  Number of Units Outstanding, End of Period                      0
MFS NEW DISCOVERY
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $ 8.89
  Number of Units Outstanding, End of Period                  6,891
OPPENHEIMER BOND FUND/VA
  Accumulation Unit Value, Beginning of Period               $10.00
  Accumulation Unit Value, End of Period                     $10.20
  Number of Units Outstanding, End of Period                      0
OPPENHEIMER CAPITAL APPRECIATION
  Accumulation Unit Value, Beginning of Period                $10.00
  Accumulation Unit Value, End of Period                      $ 8.95
  Number of Units Outstanding, End of Period                      91
OPPENHEIMER GLOBAL SECURITIES FUND/VA
  Accumulation Unit Value, Beginning of Period                $10.00
  Accumulation Unit Value, End of Period                      $ 9.63
  Number of Units Outstanding, End of Period                       0
OPPENHEIMER HIGH INCOME FUND/VA
  Accumulation Unit Value, Beginning of Period                $10.00
  Accumulation Unit Value, End of Period                      $ 9.46
  Number of Units Outstanding, End of Period                       0
OPPENHEIMER Main Street SMALL CAP***
  Accumulation Unit Value, Beginning of Period                  $10.00
  Accumulation Unit Value, End of Period                        $ 8.73
  Number of Units Outstanding, End of Period                       240
VAN KAMPEN LIT COMSTOCK
  Accumulation Unit Value, Beginning of Period                  $10.00
  Accumulation Unit Value, End of Period                        $11.58
  Number of Units Outstanding, End of Period                       337
VAN KAMPEN LIT DOMESTIC INCOME PORTFOLIO
  Accumulation Unit Value, Beginning of Period                  $10.00
  Accumulation Unit Value, End of Period                        $10.35
  Number of Units Outstanding, End of Period                         0
VAN KAMPEN LIT EMERGING GROWTH
  Accumulation Unit Value, Beginning of Period                  $10.00
  Accumulation Unit Value, End of Period                        $ 7.47
  Number of Units Outstanding, End of Period                    16,637
VAN KAMPEN LIT MONEY MARKET PORTFOLIO
  Accumulation Unit Value, Beginning of Period                  $10.00
  Accumulation Unit Value, End of Period                        $10.14
  Number of Units Outstanding, End of Period                         0





*The Contracts were first offered on September 22, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.15% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on September 19, 2000.

**Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series, and changed its investment objective. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


***Effective May 1, 2001, the Fund changed its name from Oppenheimer Small Cap Growth Fund/VA to Oppenheimer Main Street Small Cap Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.





                                       A-1
------------------------------------------------------------------------------

                                   APPENDIX B

                        MARKET VALUE ADJUSTMENT EXAMPLES
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

  I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

  N = the number of whole and partial years from the date we receive the withdrawal, transfer or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

  J = the Treasury Rate for a maturity of length N for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a note with a maturity of length N is not available, a weighted average will be used. If N is one year or less, J will be the 1-year Treasury Rate.

          Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Preferred Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                       EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:                     $10,000 allocated to a Guarantee Period
Guarantee Period:                     5 years

Guaranteed Interest Rate:             4.50%
5 Year Treasury Rate at the time the
  Guarantee Period is established:    4.50%
Full Surrender:                       End of Contract Year 3


       NOTE: These examples assume that premium taxes are not applicable.

                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)



Step 1. Calculate Contract Value at End of
 Contract Year 3:                              10,000.00 X (1.045)3 = $11,411.66

Step 2. Calculate the Preferred Withdrawal Amount:     .15 X 10,000.00 = $1,500.00

Step 3. Calculate the Market Value Adjustment:         I   =   4.5%
                                                       J   =   4.2%
                                                               730 days
                                                       N   =   -------    =   2
                                                                 365 days

                                                 Market Value Adjustment Factor:
                                                    .9  X  (I - J) X N = .9 X
                                                              (.045 - .042) X (730/365) = .0054

                                               Market Value Adjustment =
                                               Market Value Adjustment Factor X
    Amount Subject to Market Value   Adjustment:
                                           = .0054 X (11,411.66 - 1,500.00) = $53.52


Step 4. Calculate the Withdrawal Charge:    .05 X (10,000.00 - 1,500.00 + 53.52) =
$427.68

Step 5. Calculate the amount received by Customers as
a result of full withdrawal at the end of Contract
Year 3:                                           11,411.66 - 427.68 + 53.52 = $11,037.50





                                       B-2








                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)




Step 1. Calculate Contract Value at End of Contract
Year 3:                                10,000.00 X (1.045)3 = $11,411.66

Step 2. Calculate the Preferred Withdrawal Amount:
                                       .15 X 10,000.00 = $1,500.00

Step 3. Calculate the Market Value Adjustment:
                                                 I   =   4.5%
                                                 J   =   4.8%
                                                      730 days
                                                 N   =   -------  =   2
                                                        365 days

                                               Market Value Adjustment Factor:
                                         .9 X (I - J) X N = .9 X (.045 - .048) X
                                                (730/365) = -.0054

                                  Market Value Adjustment =  Market Value Adjustment
                  Factor X Amount Subject to Market Value Adjustment:
                                     -.0054 X (11,411.66 - 1,500.00) = -$53.52


Step 4. Calculate the Withdrawal Charge:
                                .05 X (10,000.00 - 1,500.00 - 53.52) = $422.32

Step 5. Calculate the amount received by customers as
a result of full withdrawal at the end of Contract
Year 3:                               11,411.66 - 422.32 - 53.52 = $10,935.82





                                       B-3


APPENDIX C

-------------------------------------------------------------------

                          WITHDRAWAL ADJUSTMENT EXAMPLE

Issue Date:                   January 1, 2001
Initial Purchase Payment:             $50,000



                                                                     DEATH BENEFIT AMOUNT
                                                            ---------------------------------------
                                                                             DEATH

                                 CONTRACT                    CONTRACT       BENEFIT      GREATEST
                               VALUE BEFORE   TRANSACTION   VALUE AFTER   ANNIVERSARY   ANNIVERSARY
DATE     TYPE OF OCCURRENCE     OCCURRENCE      AMOUNT      OCCURRENCE       VALUE         VALUE
----     ------------------    ------------   -----------   -----------   -----------   -----------
1/1/01   Issue Date               --            $50,000       $50,000       $50,000       $50,000
1/1/02   Contract Anniversary    $55,000         --           $55,000       $50,000       $55,000
7/1/02   Partial Withdrawal      $60,000        $15,000       $45,000       $37,500       $41,250


Withdrawal adjustment equals the partial withdrawal amount divided by the Contract Value immediately prior to the partial withdrawal multiplied by the value of the applicable death benefit amount alternative immediately prior to the partial withdrawal.

Death Benefit Anniversary Value Death Benefit

Partial Withdrawal Amount                                                                      (w)  $15,000
Contract Value Immediately Prior to Partial Withdrawal                                         (a)  $60,000
Value of Applicable Death Benefit Amount Immediately Prior
to Partial Withdrawal                                                                          (d)  $50,000
Withdrawal Adjustment                                                                [(w)/(a)]X(d)  $12,500
Adjusted Death Benefit                                                                              $37,500

Greatest Anniversary Value Death Benefit

Partial Withdrawal Amount                                                                      (w)  $15,000
Contract Value Immediately Prior to Partial Withdrawal                                         (a)  $60,000
Value of Applicable Death Benefit Amount Immediately Prior
to Partial Withdrawal                                                                          (d)  $55,000
Withdrawal Adjustment                                                                [(w)/(a)]X(d)  $13,750
Adjusted Death Benefit                                                                              $41,250





Please remember that you are looking at a hypothetical example, and that your investment performance may be greater or less than the figures shown.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------



DESCRIPTION                                                             PAGE

----------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
----------------------------------------------------------------------------
THE CONTRACT
----------------------------------------------------------------------------
   Purchases
----------------------------------------------------------------------------
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
---------------------------------------------------------------------------
PERFORMANCE INFORMATION
----------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
----------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
----------------------------------------------------------------------------
GENERAL MATTERS
----------------------------------------------------------------------------
   Incontestability
----------------------------------------------------------------------------
   Settlements
----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
   Premium Taxes
----------------------------------------------------------------------------
   Tax Reserves
----------------------------------------------------------------------------
FEDERAL TAX MATTERS
----------------------------------------------------------------------------
QUALIFIED PLANS
----------------------------------------------------------------------------
EXPERTS
----------------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------------


                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                   Allstate Custom Portfolio Variable Annuity

                   Allstate Life Insurance Company of New York

                       Statement of Additional Information
                  Allstate Life of New York Separate Account A
                                dated May 1, 2001
                One Allstate Drive, Farmingville, New York 11738


Service Center
P.O. Box 94038
Palatine, IL 60094-4038
Telephone Number: 1-800-692-4682

This Statement of Additional Information supplements the information in the prospectus for the Allstate Custom Portfolio Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2001, for the Contract. You may obtain a prospectus by writing or calling us at the service center address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION                                                             PAGE

----------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
----------------------------------------------------------------------------
THE CONTRACT
----------------------------------------------------------------------------
   Purchases
----------------------------------------------------------------------------
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
---------------------------------------------------------------------------
PERFORMANCE INFORMATION
----------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
----------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
----------------------------------------------------------------------------
GENERAL MATTERS
----------------------------------------------------------------------------
   Incontestability
----------------------------------------------------------------------------
   Settlements
----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
   Premium Taxes
----------------------------------------------------------------------------
   Tax Reserves
----------------------------------------------------------------------------
FEDERAL TAX MATTERS
----------------------------------------------------------------------------
QUALIFIED PLANS
----------------------------------------------------------------------------
EXPERTS
----------------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------------

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
------------------------------------------------------------------------------


We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.



THE CONTRACT
-------------------------------------------------------------------------------


The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate New York. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.



PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. The performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

Where:

         T        =        average annual total return

         ERV      =        ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of 1, 5, or 10 year periods or shorter period

         n        =        number of years in the period

         1000     =        hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charges by (ii) an assumed average
Contract size of $40,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No standardized total returns are shown for the HSBC VI Cash Management Variable Sub-Account.



The Contracts were first offered to the public on June 1, 2000. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts, as well as the withdrawal charge and contract maintenance charge described above.



The Variable Sub-Accounts commenced operations on the following dates:


AIM V.I. Balanced                                                                       10/25/99
AIM V.I. Capital Appreciation                                                           10/14/96
AIM V.I. Government Securities                                                          10/14/96
AIM V.I. Growth                                                                         10/14/96
AIM V.I. High Yield                                                                     10/25/99
AIM V.I. International Equity                                                           10/14/96
AIM V.I. Value                                                                          10/14/96
Delaware Premium Fund Small Cap Value                                                    5/22/00
Delaware Premium Fund Trend                                                              5/22/00
Dreyfus VIF - Appreciation: Initial Shares                                              5/22/00
The Drefyus Socially Responsible Growth: Initial Shares                                  5/22/00
Dreyfus Stock Index: Initial Shares                                                      5/22/00
Fidelity VIP Contrafund                                                                  5/22/00
Fidelity VIP Equity-Income                                                               5/22/00
Fidelity VIP Growth                                                                      5/22/00
Fidelity VIP Growth Opportunities                                                        5/22/00
Fidelity VIP Overseas                                                                    5/22/00
HSBC Variable Cash Management                                                            5/30/00
HSBC Variable Fixed Income                                                               5/30/00
HSBC Variable Growth and Income                                                          5/30/00
Oppenheimer Aggressive Growth                                                            5/22/00
Oppenheimer Main Street Growth & Income                                                  5/22/00
Oppenheimer Strategic Bond                                                               5/22/00
Templeton Asset Strategy - Class 2                                                       5/22/00
Templeton International Securities - Class 2                                             5/22/00
Wells Fargo VT Asset Allocation                                                          5/22/00
Wells Fargo VT Equity Income                                                             5/22/00
Wells Fargo VT Growth                                                                    5/22/00




                                                                                                    10 years or since
Variable Sub-Account                                                        1 Year*      5 Year*       Inception*
--------------------
AIM V.I. Balanced                                                           -10.55%        N/A            1.37%
AIM V.I. Capital Appreciation                                               -17.18%        N/A            6.13%
AIM V.I. Government Securities                                                3.59%        N/A            2.42%
AIM V.I. Growth                                                             -26.64%        N/A            6.59%
AIM V.I. High Yield                                                         -25.18%        N/A           -8.03%
AIM V.I. International Equity                                               -32.48%        N/A            4.31%
AIM V.I. Value                                                              -20.87%        N/A            7.24%
Delaware Premium Fund Small Cap Value                                         N/A          N/A           18.40%
Delaware Premium Fund Trend                                                   N/A          N/A          -19.83%
Dreyfus VIF - Appreciation: Initial Shares                                    N/A          N/A           -0.78%
The Drefyus Socially Responsible Growth: Initial Shares                       N/A          N/A           -1.86%
Dreyfus Stock Index: Initial Shares                                           N/A          N/A           15.49%
Fidelity VIP Contrafund                                                       N/A          N/A           -0.97%
Fidelity VIP Equity-Income                                                    N/A          N/A           14.91%
Fidelity VIP Growth                                                           N/A          N/A           16.84%
Fidelity VIP Growth Opportunities                                             N/A          N/A           -2.08%
Fidelity VIP Overseas                                                         N/A          N/A            7.85%
HSBC Variable Cash Management                                                 N/A          N/A           -5.58%
HSBC Variable Fixed Income                                                    N/A          N/A           -5.21%
HSBC Variable Growth and Income                                               N/A          N/A           -5.79%
Oppenheimer Aggressive Growth                                                 N/A          N/A           19.68%
Oppenheimer Main Street Growth & Income                                       N/A          N/A           -2.39%
Oppenheimer Strategic Bond                                                    N/A          N/A           -0.26%
Templeton Asset Strategy - Class 2                                            N/A          N/A           12.51%
Templeton International Securities - Class 2                                  N/A          N/A            0.01%
Wells Fargo VT Asset Allocation                                               N/A          N/A           -8.21%
Wells Fargo VT Equity Income                                                  N/A          N/A           -1.44%
Wells Fargo VT Growth                                                         N/A          N/A          -23.09%

* Standardized total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Oterwise, standardized total returns would have been lower.



NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

         Annualized Return = (1 + r) (to the power of 1/n) - 1

where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year -by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as year-to-date (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.


The non-standardized total returns for the Variable Sub-Accounts for the period ended December 31, 2000 are set out below. The Contracts were first offered for sale as of June 1, 2000. Certain of the Variable Sub-Accounts were available for investment prior to that date. Accordingly, the performance shown reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable Sub-Accounts under the Contracts (but not the withdrawal charge, contract maintenance charge, or applicable taxes). No non-standardized total returns are shown for the HSBC VI Cash Management Variable Sub-Account.

The inception date of each Variable Sub-Account appears under "Standardized Total Returns," above.

                                                                                                    10 Years or Since
Variable Sub-Accont                                                         1 Year*      5 Year*       Inception*
-------------------
AIM V.I. Balanced                                                            -5.39%        N/A            8.12%
AIM V.I. Capital Appreciation                                               -12.02%        N/A           15.47%
AIM V.I. Government Securities                                                8.76%        N/A            4.06%
AIM V.I. Growth                                                             -21.48%        N/A           13.64%
AIM V.I. High Yield                                                         -20.01%        N/A           -9.58%
AIM V.I. International Equity                                               -27.32%        N/A           10.11%
AIM V.I. Value                                                              -15.71%        N/A           15.12%
Delaware Premium Fund Small Cap Value                                         N/A          N/A           10.71%
Delaware Premium Fund Trend                                                   N/A          N/A           18.12%
Dreyfus VIF - Appreciation: Initial Shares                                    N/A          N/A           15.71%
The Drefyus Socially Responsible Growth: Initial Shares                       N/A          N/A           16.41%
Dreyfus Stock Index: Initial Shares                                           N/A          N/A           15.53%
Fidelity VIP Contrafund                                                       N/A          N/A           18.57%
Fidelity VIP Equity-Income                                                    N/A          N/A           14.94%
Fidelity VIP Growth                                                           N/A          N/A           16.87%
Fidelity VIP Growth Opportunities                                             N/A          N/A            9.84%
Fidelity VIP Overseas                                                         N/A          N/A            7.90%
HSBC Variable Cash Management                                                 N/A          N/A            3.25%
HSBC Variable Fixed Income                                                    N/A          N/A            3.63%
HSBC Variable Growth and Income                                               N/A          N/A            3.21%
Oppenheimer Aggressive Growth                                                 N/A          N/A           19.71%
Oppenheimer Main Street Growth & Income                                       N/A          N/A           17.17%
Oppenheimer Strategic Bond                                                    N/A          N/A            5.16%
Templeton Asset Strategy - Class 2                                            N/A          N/A           12.55%
Templeton International Securities - Class 2                                  N/A          N/A           11.67%
Wells Fargo VT Asset Allocation                                               N/A          N/A            8.16%
Wells Fargo VT Equity Income                                                  N/A          N/A           12.30%
Wells Fargo VT Growth                                                         N/A          N/A           11.21%



*Non-standardized total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, non-standardized total returns would have been lower.





ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, the contract maintenance charge and the appropriate withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No adjusted historical total returns are shown for the HSBC VI Cash Management Variable Sub-Account. The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

                                                   Inception Date of
Variable Sub-Account                               Corresponding Portfolio

AIM V.I. Balanced                                  May 1, 1998
AIM V.I. Capital Appreciation                      May 5, 1993
AIM V.I. Government Securities                     May 5, 1993
AIM V.I. Growth                                    May 5, 1993
AIM V.I. High Yield                                May 1, 1998
AIM V.I. International Equity                      May 5, 1993
AIM V.I. Value                                     May 5, 1993
Fidelity VIP Contrafund                            January 3, 1995
Fidelity VIP Equity-Income                         October 9, 1986
Fidelity VIP Growth                                October 9, 1986
Fidelity VIP Growth Opportunities                  January 3, 1995
Fidelity VIP Overseas                              January 28, 1987
HSBC VI Growth and Income                          May 30, 2000
HSBC Fixed Income                                  May 30, 2000
Templeton Asset Strategy - Class 2                 August 24, 1988
Templeton International Securities - Class 2       May 1, 1992
Oppenheimer Aggressive Growth/VA                   August 15, 1986
Oppenheimer Main Street Growth & Income/VA         July 5, 1995
Oppenheimer Strategic Bond/VA                      May 3, 1993
Dreyfus Socially Responsible Growth                October 7, 1993
Dreyfus Stock Index                                September 29, 1989
Dreyfus VIF Appreciation**                         April 5, 1993
Wells Fargo VT Asset Allocation                    April 15, 1994
Wells Fargo VT Equity Income                       May 6, 1996
Wells Fargo VT Growth                              April 12, 1994
Delaware GP Small Cap Value Series                 December 27, 1993
Delaware GP Trend Series                           December 27, 1993







                                                                                                10 Years or
                                                                                                   Since
Variable Sub-Account                                                    1 Year*      5 Year*    Inception*
--------------------
AIM V.I. Balanced                                                       -10.55%        N/A         6.93%
AIM V.I. Capital Appreciation                                           -17.18%      13.10%       15.44%
AIM V.I. Government Securities                                            3.59%       3.65%        4.00%
AIM V.I. Growth                                                         -26.64%      13.36%       13.61%
AIM V.I. High Yield                                                     -25.18%        N/A       -11.20%
AIM V.I. International Equity                                           -32.48%       9.24%       10.07%
AIM V.I. Value                                                          -20.87%      13.05%       15.09%
Delaware Premium Fund Small Cap Value                                    11.81%      10.14%       10.66%
Delaware Premium Fund Trend                                             -13.21%      18.21%       18.09%
Dreyfus VIF - Appreciation: Initial Shares                               -7.05%      17.04%       15.68%
The Drefyus Socially Responsible Growth: Initial Shares                 -17.30%      15.79%       16.38%
Dreyfus Stock Index: Initial Shares                                     -15.57%      16.29%       15.49%
Fidelity VIP Contrafund                                                 -12.95%      14.75%       18.48%
Fidelity VIP Equity-Income                                               1.91%        9.98%       14.91%
Fidelity VIP Growth                                                     -17.25%      14.26%       16.84%
Fidelity VIP Growth Opportunities                                       -28.46%       5.74%        9.72%
Fidelity VIP Overseas                                                   -25.28%       8.71%        7.85%
HSBC Variable Cash Management                                              N/A         N/A        -5.36%
HSBC Variable Fixed Income                                                 N/A         N/A        -5.00%
HSBC Variable Growth and Income                                            N/A         N/A        -5.40%
Oppenheimer Aggressive Growth F                                         -17.51%      18.00%       19.68%
Oppenheimer Main Street Growth & Income                                 -15.07%      13.65%       17.06%
Oppenheimer Strategic Bond                                               -3.81%       4.10%        5.11%
Templeton Asset Strategy - Class 2                                       -6.37%      11.02%       12.51%
Templeton International Securities  - Class 2                            -8.75%      12.04%       11.63%
Wells Fargo VT Asset Allocation                                          -5.40%       5.75%        8.11%
Wells Fargo VT Equity Income                                             -4.10%        N/A        12.02%
Wells Fargo VT Growth                                                   -19.83%       9.06%       11.17%



* Adjusted historical total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, adjusted historical total returns would have been lower.






CALCULATION OF ACCUMULATION UNIT VALUES
------------------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the sum of the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.



CALCULATION OF VARIABLE INCOME PAYMENTS
------------------------------------------------------------------------------


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide each such portion of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period. The assumed investment rate is an effective annual rate of 3%.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of age and sex, except in states that require the use of unisex tables.



GENERAL MATTERS
------------------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require you to return the Contract to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts. The State of New York currently does not impose a premium tax.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.



FEDERAL TAX MATTERS
------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS
-----------------------------------------------------------------------------


The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.



SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.






EXPERTS
------------------------------------------------------------------------------


The financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS
------------------------------------------------------------------------------

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, the financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, the related financial statement schedules and the accompanying Independent Auditors' Reports appear on the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contracts.

                       ALLSTATE PROVIDER VARIABLE ANNUITY
                   Allstate Life Insurance Company of New York

                       Statement of Additional Information
                  Allstate Life of New York Separate Account A
                                dated May 1, 2001
                One Allstate Drive, Farmingville, New York 11738


Service Center
P.O. Box 94038
Palatine, IL 60094-4038
Telephone Number: 1-800-692-4682

This Statement of Additional Information supplements the information in the prospectus for the Allstate Provider Variable Annuity. This Statement of
Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2001, for the Contract. You may obtain a prospectus by writing or calling us at the service center address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION                                                             PAGE

----------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
----------------------------------------------------------------------------
THE CONTRACT
----------------------------------------------------------------------------
   Purchases
----------------------------------------------------------------------------
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
---------------------------------------------------------------------------
PERFORMANCE INFORMATION
----------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
----------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
----------------------------------------------------------------------------
GENERAL MATTERS
----------------------------------------------------------------------------
   Incontestability
----------------------------------------------------------------------------
   Settlements
----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
   Premium Taxes
----------------------------------------------------------------------------
   Tax Reserves
----------------------------------------------------------------------------
FEDERAL TAX MATTERS
----------------------------------------------------------------------------
QUALIFIED PLANS
----------------------------------------------------------------------------
EXPERTS
----------------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------------

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

-------------------------------------------------------------------------------


We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

-------------------------------------------------------------------------------


The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate New York. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

-------------------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. The performance figures shown do not reflect any applicable taxes.


STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

         T        =        average annual total return

         ERV      =        ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of 1, 5, or 10 year periods or shorter period

         n        =        number of years in the period

         1000     =        hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charges by (ii) an assumed average
Contract size of $40,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No standardized total returns are shown for the Dreyfus VIF Money Market Variable Sub-Account.

Accordingly, the Contracts were first offered to the public on September 22, 2000. Performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts, as well as the withdrawal charge and contract maintenance charge described above.

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

The Variable Sub-Accounts commenced operations on the following dates:

AIM V.I. Balanced                                                                                       10/25/99
AIM V.I. Diversified Income                                                                             10/14/96
AIM V.I. Government Securities                                                                          10/14/96
AIM V.I. Growth and Income                                                                              10/14/96
AIM V.I. Growth                                                                                         10/14/96
AIM V.I. International Equity                                                                           10/14/96
AIM V.I. Value                                                                                          10/14/96
The Dreyfus Socially Responsible Growth: Initial Shares                                                  5/22/00
Dreyfus Stock Index: Initial Shares                                                                      5/22/00
Dreyfus VIF - Growth & Income: Initial Shares                                                            7/19/00
Dreyfus VIF - Money Market                                                                               7/19/00
Fidelity VIP Contrafund                                                                                  5/22/00
Fidelity VIP Equity-Income                                                                               5/22/00
Fidelity VIP Growth                                                                                      5/22/00
Fidelity VIP High Income                                                                                 7/19/00
Franklin Small Cap - Class 2                                                                             7/19/00
Mutual Shares Securities - Class 2                                                                       7/19/00
Templeton Developing Markets Securities - Class 2                                                        7/19/00
Templeton Growth Securities - Class 2                                                                    7/19/00
Templeton International Securities - Class 2                                                             5/22/00
Goldman Sachs VIT Capital Growth                                                                         7/19/00
Goldman Sachs VIT CORESM Small Cap Equity                                                                7/19/00
Goldman Sachs VIT CORESM U.S. Equity                                                                     7/19/00
Goldman Sachs VIT Global Income                                                                          7/19/00
Goldman Sachs VIT International Equity                                                                   7/19/00
MFS Emerging Growth Series                                                                               7/19/00
MFS Investors Trust                                                                                      7/19/00
MFS New Discovery                                                                                        7/19/00
MFS Research Series                                                                                      7/19/00
Morgan Stanley UIF Equity Growth                                                                         7/19/00
Morgan Stanley UIF Fixed Income                                                                          7/19/00
Morgan Stanley UIF Global Equity                                                                         7/19/00
Morgan Stanley UIF Mid Cap Value                                                                         7/19/00
Morgan Stanley UIF Value                                                                                 7/19/00
Oppenheimer Aggressive Growth                                                                            5/22/00
Oppenheimer Capital Appreciation                                                                         7/19/00
Oppenheimer Global Securities                                                                            7/19/00
Oppenheimer Main Street Growth & Income                                                                  5/22/00
Oppenheimer Strategic Bond                                                                               5/22/00




                                                                                                       10 Years or
                                                                                                          since
Variable Sub-Account                                                     One Year**      5 Year**      Inception**

AIM V.I. Balanced                                                         -11.44%          N/A            2.41%
AIM V.I. Diversified Income                                                -6.58%          N/A            0.03%
AIM V.I. Government Securities                                              2.74%          N/A            4.26%
AIM V.I. Growth and Income                                                -21.64%          N/A           14.36%
AIM V.I. Growth                                                           -27.50%          N/A           12.17%
AIM V.I. International Equity                                             -33.34%          N/A            7.82%
AIM V.I. Value                                                            -21.73%          N/A           13.42%
The Dreyfus Socially Responsible Growth: Initial Shares                     N/A            N/A          -21.36%
Dreyfus Stock Index: Initial Shares                                         N/A            N/A          -18.95%
Dreyfus VIF - Growth & Income: Initial Shares                               N/A            N/A          -21.36%
Dreyfus VIF - Money Market                                                  N/A            N/A           -8.59%
Fidelity VIP Contrafund                                                     N/A            N/A          -10.56%
Fidelity VIP Equity-Income                                                  N/A            N/A            3.45%
Fidelity VIP Growth                                                         N/A            N/A          -19.25%
Fidelity VIP High Income                                                    N/A            N/A          -48.77%
Franklin Small Cap - Class 2                                                N/A            N/A          -50.73%
Mutual Shares Securities - Class 2                                          N/A            N/A            4.92%
Templeton Developing Markets Securities - Class 2                           N/A            N/A          -47.19%
Templeton Growth Securities - Class 2                                       N/A            N/A           -9.50%
Templeton International Securities - Class 2                                N/A            N/A           -1.33%
Goldman Sachs VIT Capital Growth                                            N/A            N/A          -34.99%
Goldman Sachs VIT CORESM Small Cap Equity                                   N/A            N/A          -21.37%
Goldman Sachs VIT CORESM U.S. Equity                                        N/A            N/A          -33.86%
Goldman Sachs VIT Global Income                                             N/A            N/A           -2.68%
Goldman Sachs VIT International Equity                                      N/A            N/A          -35.88%
MFS Emerging Growth                                                         N/A            N/A          -47.28%
MFS Investors Trust                                                         N/A            N/A          -17.38%
MFS New Discovery                                                           N/A            N/A          -34.95%
MFS Research                                                                N/A            N/A          -36.69%
Morgan Stanley UIF Equity Growth                                            N/A            N/A          -47.67%
Morgan Stanley UIF Fixed Income                                             N/A            N/A            1.86%
Morgan Stanley UIF Global Equity                                            N/A            N/A            2.01%
Morgan Stanley UIF Mid Cap Value                                            N/A            N/A           -9.98%
Morgan Stanley UIF Value                                                    N/A            N/A           44.90%
Oppenheimer Aggressive Growth                                               N/A            N/A          -22.67%
Oppenheimer Capital Appreciation                                            N/A            N/A          -34.84%
Oppenheimer Global Securities                                               N/A            N/A          -24.92%
Oppenheimer Main Street Growth & Income                                     N/A            N/A          -20.98%
Oppenheimer Strategic Bond                                                  N/A            N/A           -4.61%



**Standardized total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, standardized total returns would have been lower.

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's Accumulation Units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

         Annualized Return = (1 + r)1/n - 1

         where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an Accumulation Unit.

Cumulative rates of return reflect the cumulative change in value of an Accumulation Unit over the period shown. Year -by-year rates of return reflect the change in value of an Accumulation Unit during the course of each year shown. We compute these returns by dividing the Accumulation Unit Value at the end of each period shown, by the Accumulation Unit Value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as year-to-date (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.

The non-standardized total returns for the Variable Sub-Accounts for the period ended December 31, 2000 are set out below. The performance shown reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable Sub-Accounts under the Contracts (but not the withdrawal charge, contract maintenance charge, or applicable taxes). No non-standardized total returns are shown for the Dreyfus VIF Money Market Variable Sub-Account.

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

The inception date of each Variable Sub-Account appears under "Standardized Total Returns," above.




Variable Sub-Account                                                      1 Year*        5 Year*       10 Years or
--------------------
                                                                                                          Since
                                                                                                       Inception*

AIM V.I. Balanced                                                          -5.42%          N/A            6.82%
AIM V.I. Diversified Income                                                -0.56%          N/A            0.71%
AIM V.I. Government Securities                                              8.76%          N/A            4.87%
AIM V.I. Growth                                                           -21.47%          N/A           12.66%
AIM V.I. Growth and Income                                                -15.61%          N/A           14.82%
AIM V.I. International Equity                                             -27.32%          N/A            8.37%
AIM V.I. Value                                                            -15.70%          N/A           13.89%
The Dreyfus Socially Responsible Growth : Initial Shares                    N/A            N/A          -12.09%
Dreyfus Stock Index: Initial Shares                                         N/A            N/A           -9.58%
Dreyfus VIF - Growth & Income: Initial Shares                               N/A            N/A           -9.05%
Dreyfus VIF - Money Market                                                  N/A            N/A            4.76%
Fidelity VIP Contrafund                                                     N/A            N/A           -0.83%
Fidelity VIP Equity-Income                                                  N/A            N/A           13.74%
Fidelity VIP Growth                                                         N/A            N/A           -9.90%
Fidelity VIP High Income                                                    N/A            N/A          -38.97%
Franklin Small Cap - Class 2                                                N/A            N/A          -41.13%
Mutual Shares Securities - Class 2                                          N/A            N/A           19.30%
Templeton Developing Markets Securities - Class 2                           N/A            N/A          -37.23%
Templeton International Securities - Class 2                                N/A            N/A            8.77%
Templeton Growth Securities  - Class 2                                      N/A            N/A            3.78%
Goldman Sachs VIT Capital Growth                                            N/A            N/A          -23.87%
Goldman Sachs VIT CORESM Small Cap Equity                                   N/A            N/A           -9.06%
Goldman Sachs VIT CORESM U.S. Equity                                        N/A            N/A          -22.64%
Goldman Sachs VIT Global Income                                             N/A            N/A           11.12%
Goldman Sachs VIT International Equity                                      N/A            N/A          -24.84%
MFS Emerging Growth                                                         N/A            N/A          -37.34%
MFS Investors Trust                                                         N/A            N/A           -4.73%
MFS New Discovery                                                           N/A            N/A          -23.82%
MFS Research Series                                                         N/A            N/A          -25.73%
Morgan Stanley UIF Equity Growth                                            N/A            N/A          -37.77%
Morgan Stanley UIF Fixed Income                                             N/A            N/A           16.01%
Morgan Stanley UIF Global Equity                                            N/A            N/A           16.17%
Morgan Stanley UIF Mid Cap Value                                            N/A            N/A            3.26%
Morgan Stanley UIF Value                                                    N/A            N/A           62.01%
Oppenheimer Aggressive Growth                                               N/A            N/A          -13.47%
Oppenheimer Capital Appreciation                                            N/A            N/A          -23.70%
Oppenheimer Global Securities                                               N/A            N/A          -12.91%
Oppenheimer Main Street Growth & Income                                     N/A            N/A          -11.70%
Oppenheimer Strategic Bond                                                  N/A            N/A            5.36%


*Non-standardized total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, non-standardized total returns would have been lower.





ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, the contract maintenance charge and the appropriate withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No adjusted historical total returns are shown for the Dreyfus VIF Money Market Variable Sub-Account.

Effective May 1, 2001, the MFS Growth with Income Series changed its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

                                                   Inception Date of
Variable Sub-Account                               Corresponding Portfolio

AIM V.I. Balanced                                  May 1, 1998
AIM V.I. Diversified Income                        May 5, 1993
AIM V.I. Government Securities                     May 5, 1993
AIM V.I. Growth                                    May 5, 1993
AIM V.I. Growth and Income                         May 2, 1994
AIM V.I. International Equity                      May 5, 1993
AIM V.I. Value                                     May 5, 1993
The Dreyfus Socially Responsible Growth
Fund, Inc.                                         October 7, 1993
Dreyfus Stock Index                                September 29, 1989
Dreyfus VIF Growth & Income                        May 2, 1994
Fidelity VIP Contrafund(R)                         January 3, 1995
Fidelity VIP Equity-Income                         October 9, 1986
Fidelity VIP Growth                                October 9, 1986
Fidelity VIP High Income                           September 19, 1985
Franklin Small Cap--Class 2                        November 1, 1995
Mutual Shares Securities--Class 2                  November 8, 1996
Templeton Developing Markets Securities
--Class 2                                          March 4, 1996
Templeton Growth Securities--Class 2               March 15, 1994
Templeton International Securities - Class 2       May 1, 1992
Goldman Sachs VIT Capital Growth Fund              April 30, 1998
Goldman Sachs VIT CORESM Small Cap Equity          February 13, 1998
Goldman Sachs VIT CORESM U.S. Equity Fund          February 13, 1998
Goldman Sachs VIT Global Income Fund               January 12, 1998
Goldman Sachs VIT International Equity Fund        January 12, 1998
MFS Emerging Growth Series                         July 24, 1995
MFS Investors Trust Series                         October 9, 1995
MFS New Discovery Series                           May 1, 1998
MFS Research Series                                July 26, 1995
Morgan Stanley UIF Equity Growth                   January 2, 1997
Morgan Stanley UIF Fixed Income                    January 2, 1997
Morgan Stanley UIF Global Equity                   January 2, 1997
Morgan Stanley UIF Mid Cap Value                   January 2, 1997
Morgan Stanley UIF Value                           January 2, 1997
Oppenheimer Aggressive Growth Fund/VA              August 15, 1986
Oppenheimer Capital Appreciation Fund/VA           April 3, 1985
Oppenheimer Global Securities Fund/VA              November 12, 1990
Oppenheimer Main Street Growth & Income/VA         July 5, 1995
Oppenheimer Strategic Bond/VA                      May 3, 1993




Variable Sub-Account                                                     One Year*    5 Year*     10 Years or
                                                                                                     Since
                                                                                                  Inception**

AIM V.I. Balanced                                                       -11.44%         N/A          7.23%
AIM V.I. Diversified Income                                              -6.58%        1.07%         2.96%
AIM V.I. Government Securities                                            2.74%        3.49%         3.99%
AIM V.I. Growth                                                         -27.50%       13.26%        13.60%
AIM V.I. Growth and Income                                              -21.64%       15.04%        15.85%
AIM V.I. International Equity                                           -33.34%        9.11%        10.07%
AIM V.I. Value                                                          -21.73%       12.94%        15.09%
The Dreyfus Socially Responsible Growth: Initial Shares                 -18.16%       15.69%        16.37%
Dreyfus Stock Index: Initial Shares                                     -16.43%       16.19%        15.49%
Dreyfus VIF - Growth & Income: Initial Shares                           -11.00%       11.67%        15.58%
Dreyfus VIF - Money Market                                               -1.44%        3.33%         3.52%
Fidelity VIP Contrafund                                                 -13.80%       14.64%        18.42%
Fidelity VIP Equity-Income                                                1.05%       11.71%        16.02%
Fidelity VIP Growth                                                     -18.11%       14.12%        16.82%
Fidelity VIP High Income                                                -29.46%       -2.77%         7.17%
Franklin Small Cap - Class 2                                            -22.12%         N/A         12.33%
Mutual Shares Securities - Class 2                                        6.03%         N/A          3.22%
Templeton Developing Markets Securities - Class 2                       -38.91%         N/A        -13.84%
Templeton Growth Securities - Class 2                                    -5.99%       11.17%        10.32%
Templeton International Securities - Class 2                             -9.61%       11.92%        11.62%
Goldman Sachs VIT Capital Growth                                        -15.14%         N/A          8.24%
Goldman Sachs VIT CORESM Small Cap Equity                                -5.53%         N/A         -0.10%
Goldman Sachs VIT CORESM U.S. Equity                                    -16.76%         N/A          6.29%
Goldman Sachs VIT Global Income                                           1.68%         N/A          0.96%
Goldman Sachs VIT International Equity                                  -20.29%         N/A          8.37%
MFS Emerging Growth                                                     -28.30%       19.82%        21.61%
MFS Investors Trust                                                     -7.41%        14.26%        15.06%
MFS New Discovery                                                       -9.23%          N/A         20.22%
MFS Research                                                            -12.05%       14.67%        15.55%
Morgan Stanley UIF Equity Growth                                        -18.86%         N/A         16.21%
Morgan Stanley UIF Fixed Income                                           3.68%         N/A          4.56%
Morgan Stanley UIF Global Equity                                         12.88%         N/A         12.24%
Morgan Stanley UIF Mid Cap Value                                          3.37%         N/A         19.38%
Morgan Stanley UIF Value                                                 17.38%         N/A          7.69%
Oppenheimer Aggressive Growth                                           -18.36%       17.91%        19.67%
Oppenheimer Capital Appreciation                                         -7.49%       20.88%        17.93%
Oppenheimer Global Securities                                            -2.24%       20.53%        14.27%
Oppenheimer Main Street Growth & Income                                 -15.93%       13.55%        16.98%
Oppenheimer Strategic Bond                                               -4.66%        3.94%         4.33%

* Adjusted historical total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, adjusted historical total returns would have been lower.

CALCULATION OF ACCUMULATION UNIT VALUES

-------------------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the sum of the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS


-------------------------------------------------------------------------------


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide each such portion of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period. The assumed investment rate is an effective annual rate of 3%.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of age and sex, except in states that require the use of unisex tables.



GENERAL MATTERS

-------------------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.


SETTLEMENTS

We may require you to return the Contract to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts. The State of New York currently does not impose a premium tax.


TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


FEDERAL TAX MATTERS

-------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.






QUALIFIED PLANS

-------------------------------------------------------------------------------


The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.


INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.


ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.


SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.


TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.


STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.


EXPERTS
------------------------------------------------------------------------------


The financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS
------------------------------------------------------------------------------

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, the financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, the related financial statement schedules and the accompanying Independent Auditors' Reports appear on the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contracts.

                       SELECTDIRECTIONSsm VARIABLE ANNUITY

                   Allstate Life Insurance Company of New York

                       Statement of Additional Information
                  Allstate Life of New York Separate Account A
                               dated May 01, 2001
                One Allstate Drive, Farmingville, New York 11738


Service Center
P.O. Box 94038
Palatine, IL 60094-4038
Telephone Number: 1-800-692-4682

This Statement of Additional Information supplements the information in the prospectus for the SelectDirectionssm Variable Annuity. This Statement of
Additional Information is not a prospectus. You should read it with the prospectus, dated May 01, 2001, for the Contract. You may obtain a prospectus by writing or calling us at the service center address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION                                                             PAGE

----------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
----------------------------------------------------------------------------
THE CONTRACT
----------------------------------------------------------------------------
   Purchases
----------------------------------------------------------------------------
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
---------------------------------------------------------------------------
PERFORMANCE INFORMATION
----------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
----------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
----------------------------------------------------------------------------
GENERAL MATTERS
----------------------------------------------------------------------------
   Incontestability
----------------------------------------------------------------------------
   Settlements
----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
   Premium Taxes
----------------------------------------------------------------------------
   Tax Reserves
----------------------------------------------------------------------------
FEDERAL TAX MATTERS
----------------------------------------------------------------------------
QUALIFIED PLANS
----------------------------------------------------------------------------
EXPERTS
----------------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------------
























ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

--------------------------------------------------------------------------------


We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

--------------------------------------------------------------------------------


The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

We offer the Contracts to the public through brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate New York. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. The performance figures shown do not reflect any applicable taxes.


STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

         T        =     average annual total return

         ERV      =     ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of 1, 5, or 10 year periods or shorter period

         n        =     number of years in the period

         1000     =     hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charges by (ii) an assumed average
Contract size of $20,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No standardized total returns are shown for the Van Kampen LIT Money Market Variable Sub-Account.

The Contracts were first offered to the public on September 22, 2000. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts, as well as the withdrawal charge and contract maintenance charge described above.

Effective May 1, 2001, the MFS Growth with Income Series changes its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

The Variable Sub-Accounts commenced operations on the following dates:

AIM V.I. Capital Appreciation October 14, 1996 AIM V.I. Diversified Income October 14, 1996 AIM V.I. Growth and Income October 14, 1996 AIM V.I. International Equity October 14, 1996 AIM V.I. Value October 14, 1996 Fidelity VIP Growth May 22, 2000 Fidelity VIP High Income September 19, 2000 Fidelity VIP Overseas May 22, 2000 Fidelity VIP II Contrafund May 22, 2000 Fidelity VIP II Index 500 September 21, 2000 Fidelity VIP II Investment Grade September 21, 2000 MFS Bond September 21, 2000 MFS Investors Trust September 19, 2000 MFS High Income September 21, 2000 MFS New Discovery September 19, 2000 Oppenheimer Bond/VA September 19, 2000 Oppenheimer Capital Appreciation/VA September 19, 2000 Oppenheimer Global Securities/VA September 19, 2000 Oppenheimer High Income/VA September 21, 2000 Oppenheimer Main Street Small Cap Fund/VA* September 21, 2000

Van Kampen Comstock                           September 21, 2000
Van Kampen Domestic Income                    September 21, 2000
Van Kampen Emerging Growth                    September 21, 2000
Van Kampen Money Market                       September 21, 2000

* Effective May 1, 2001, the Fund changed its name from Oppenheimer Small Cap Growth Fund/VA to Oppenheimer Main Street Small Cap Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.



Standardized Total Return Since Inception, as of December 31, 2000

                                                                                                     10 Years or
Variable Sub-Account                                     1 Year *              5 Year *           Since Inception*
--------------------                                     ---------             ---------          -----------------
AIM V.I. Capital Appreciation                             -18.11%                 N/A                   12.59%
AIM V.I. Diversified Income                                -6.66%                 N/A                    1.26%
AIM V.I. Growth and Income                                -21.72%                 N/A                   10.76%
AIM V.I. International Equity                             -33.42%                 N/A                    7.79%
AIM V.I. Value                                            -21.81%                 N/A                   14.56%
Fidelity VIP Contrafund                                     N/A                   N/A                  -10.59%
Fidelity VIP Growth                                         N/A                   N/A                  -19.21%
Fidelity VIP High Income                                    N/A                   N/A                  -58.85%
Fidelity VIP Index 500                                      N/A                   N/A                  -44.46%
Fidelity VIP Investment Grade Bond                          N/A                   N/A                   -6.06%
Fidelity VIP Overseas                                       N/A                   N/A                  -20.33%
MFS Bond                                                    N/A                   N/A                   -7.79%
MFS High Income                                             N/A                   N/A                  -40.59%
MFS Investors Trust                                         N/A                   N/A                  -27.76%
MFS New Discovery                                           N/A                   N/A                  -48.80%
Oppenheimer Bond                                            N/A                   N/A                  -13.76%
Oppenheimer Capital Appreciation                            N/A                   N/A                  -47.54%
Oppenheimer Global Securities                               N/A                   N/A                  -30.66%
Oppenheimer High Income                                     N/A                   N/A                  -35.31%
Oppenheimer Main Street Small Cap                           N/A                   N/A                  -50.37%
Van Kampen LIT Comstock                                     N/A                   N/A                   55.55%
Van Kampen LIT Domestic Income                              N/A                   N/A                   -9.12%
Van Kampen LIT Emerging Growth                              N/A                   N/A                  -73.99%
Van Kampen LIT Money Market                                 N/A                   N/A                  -16.05%


* Standardized total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, standardized total returns would have been lower.

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's Accumulation Units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge, However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

         Annualized Return = (1 + r)1/n - 1

where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an Accumulation Unit.

Cumulative rates of return reflect the cumulative change in value of an Accumulation Unit over the period shown. Year -by-year rates of return reflect the change in value of an Accumulation Unit during the course of each year shown. We compute these returns by dividing the Accumulation Unit Value at the end of each period shown, by the Accumulation Unit Value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as year-to-date (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.

The non-standardized total returns for the Variable Sub-Accounts for the period ended December 31, 2000 are set out below. The performance shown reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable Sub-Accounts under the Contracts (but not the withdrawal charge, contract maintenance charge, or applicable taxes). No non-standardized total returns are shown for the Van Kampen LIT Money Market Variable Sub-Account.

Effective May 1, 2001, the MFS Growth with Income Series changes its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

The inception date of each Variable Sub-Account appears under "Standardized Total Returns," above.


Non-Standardized  Total Return Since Inception, as of December 31, 2000
                                                                                                    10 Years or
Variable Sub-Account                                        1 Year *          5 Year *           Since Inception*
--------------------                                        --------          --------           ----------------
AIM V.I. Capital Appreciation                               -12.01%              N/A                  13.28%
AIM V.I. Diversified Income                                  -0.56%              N/A                   2.19%
AIM V.I. Growth and Income                                  -15.62%              N/A                  11.47%
AIM V.I. International Equity                               -27.32%              N/A                   8.56%
AIM V.I. Value                                              -15.71%              N/A                  15.20%
Fidelity VIP Contrafund                                       N/A                N/A                  -0.82%
Fidelity VIP Growth                                           N/A                N/A                  -9.81%
Fidelity VIP High Income                                      N/A                N/A                 -46.20%
Fidelity VIP Index 500                                        N/A                N/A                 -28.63%
Fidelity VIP Investment Grade Bond                            N/A                N/A                  16.79%
Fidelity VIP Overseas                                         N/A                N/A                 -10.98%
MFS Bond                                                      N/A                N/A                  14.76%
MFS High Income                                               N/A                N/A                 -23.99%
MFS Investors Trust                                           N/A                N/A                  -9.12%
MFS New Discovery                                             N/A                N/A                 -34.10%
Oppenheimer Bond                                              N/A                N/A                   7.31%
Oppenheimer Capital Appreciation                              N/A                N/A                 -32.59%
Oppenheimer Global Securities                                 N/A                N/A                 -12.54%
Oppenheimer High Income                                       N/A                N/A                 -17.69%
Oppenheimer Main Street Small Cap                             N/A                N/A                 -35.72%
Van Kampen LIT Comstock                                       N/A                N/A                  88.04%
Van Kampen LIT Domestic Income                                N/A                N/A                  13.20%
Van Kampen LIT Emerging Growth                                N/A                N/A                 -64.63%
Van Kampen LIT Money Market                                   N/A                N/A


*Non-standardized total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, non-standardized total returns would have been lower.


ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, the contract maintenance charge and the appropriate withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No adjusted historical total returns are shown for the Van Kampen LIT Money Market Variable Sub-Account.

Effective May 1, 2001, the MFS Growth with Income Series changes its name to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for the MFS Investors Trust Series Sub-Account is based on performance of the Portfolio, which reflects the investment policies of the Portfolio in effect during the periods shown.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

                                                   Inception Date of
Variable Sub-Account                               Corresponding Portfolio

AIM V.I. Capital Appreciation                      May 5, 1993
AIM V.I. Diversified Income                        May 5, 1993
AIM V.I. Growth and Income                         May 2, 1994
AIM V.I. International Equity                      May 5, 1993
AIM V.I. Value                                     May 5, 1993
Fidelity VIP Contrafund(R)                         January 3, 1995
Fidelity VIP Growth                                October 9, 1986
Fidelity VIP High Income                           September 19, 1985
Fidelity VIP Index 500                             August 27, 1992
Fidelity VIP Investment Grade Bond                 December 5, 1988
Fidelity VIP Overseas                              January 28, 1987
MFS Bond Series                                    October 24, 1995
MFS Investors Trust Series                         October 9, 1995
MFS High Income Series                             July 26, 1995
MFS New Discovery Series                           May 1, 1998
Oppenheimer Bond Fund/VA                           April 3, 1985
Oppenheimer Capital Appreciation Fund/VA           April 3, 1985
Oppenheimer Global Securities Fund/VA              November 12, 1990
Oppenheimer High Income/VA                         April 30, 1986
Oppenheimer Main Street Small Cap Fund/VA*         May 1, 1998
Van Kampen LIT Comstock                            April 30, 1999
Van Kampen LIT Domestic Income                     November 4, 1987
Van Kampen LIT Emerging Growth                     July 3, 1995

* Effective May 1, 2001, the Fund changed its name from Oppenheimer Small Cap Growth Fund/VA to Oppenheimer Main Street Small Cap Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.



Adjusted Historical  Total Return as of December 31, 2000


                                                    1 Year*       5 Years*        10 Years or Since Inception*
                                                    -------       --------        ----------------------------

AIM V.I. Capital Appreciation                          -18.12%        13.40%                   15.81%
AIM V.I. Diversified Income                             -6.66%         2.06%                    3.78%
AIM V.I. Growth and Income                             -21.72%        15.13%                   15.98%
AIM V.I. International Equity                          -33.42%         8.99%                   10.12%
AIM V.I. Value                                         -21.81%        13.82%                   15.77%
Fidelity VIP Contrafund                                -13.88%        15.77%                   19.46%
Fidelity VIP Growth                                    -18.19%        17.26%                   18.47%
Fidelity VIP High Income                               -29.54%        -0.83%                    8.38%
Fidelity VIP Index 500                                 -16.53%        13.41%                   13.51%
Fidelity VIP Investment Grade Bond                       3.74%         4.01%                    6.29%
Fidelity VIP Overseas                                  -26.28%         8.07%                    7.68%
MFS Bond                                                 1.76%         2.46%                    3.19%
MFS High Income                                        -13.93%         1.17%                    2.23%
MFS Investors Trust                                     -7.49%        13.84%                   14.73%
MFS New Discovery                                       -9.31%          N/A                    19.50%
Oppenheimer Bond                                        -1.86%         2.84%                    6.11%
Oppenheimer Capital Appreciation                        -7.65%        20.66%                   17.85%
Oppenheimer Global Securities                           -2.40%        20.04%                   14.09%
Oppenheimer High Income                                -11.52%         3.26%                   10.18%
Oppenheimer Main Street Small Cap                      -25.87%          N/A                     2.07%
Van Kampen LIT Comstock                                 22.07%          N/A                    -4.62%
Van Kampen LIT Domestic Income                          -1.29%         2.81%                    1.33%
Van Kampen LIT Emerging Growth                         -17.37%          N/A                    27.69%
Van Kampen LIT Money Market                             -1.62%         2.81%                    3.14%



* Adjusted historical total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, adjusted historical total returns would have been lower.

CALCULATION OF ACCUMULATION UNIT VALUES

- ------------------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the sum of the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS


- ------------------------------------------------------------------------------


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide each such portion of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period. The assumed investment rate is an effective annual rate of 3%.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of age and sex, except in states that require the use of unisex tables.

GENERAL MATTERS

--------------------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.


SETTLEMENTS

We may require you to return the Contract to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts. The State of New York currently does not impose a premium tax.


TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

--------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.


QUALIFIED PLANS

--------------------------------------------------------------------------------


The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.


INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.


ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.


SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.


STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS
------------------------------------------------------------------------------


The financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS
------------------------------------------------------------------------------

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, the financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, the related financial statement schedules and the accompanying Independent Auditors' Reports appear on the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contracts.

                              Financial Statements

                                      Index
                                      -----

                                                                            Page
                                                                            ----

Independent Auditors' Report..........................................F-1

Financial Statements:

    Statements of Operations and Comprehensive Income for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-2

    Statements of Financial Position
             December 31, 2000 and 1999...............................F-3

    Statements of Shareholder's Equity for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-4

    Statements of Cash Flows for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-5

    Notes to Financial Statements.....................................F-6

    Schedule IV - Reinsurance for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-24

    Schedule V - Valuation and Qualifying Accounts
                  December 31, 2000, 1999 and 1998....................F-25

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER
OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago,Illinois
February 23, 2001

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                            AND COMPREHENSIVE INCOME

                                                                                     YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------------------------------
($ in thousands)                                                  2000                        1999                       1998
                                                           -----------------           -----------------          -----------------
REVENUES

Premiums (net of reinsurance ceded
   of $5,491, $4,253, and $3,204)                          $         104,316           $          63,748          $          85,771
Contract charges                                                      41,885                      38,626                     33,281
Net investment income                                                176,539                     148,331                    134,413
Realized capital gains and losses                                     (5,181)                     (2,096)                     4,697
                                                           -----------------           -----------------          -----------------
                                                                     317,559                     248,609                    258,162
                                                           -----------------           -----------------          -----------------

COSTS AND EXPENSES

Contract benefits (net of reinsurance receoverable
   of $715, $1,166, and $797)                                        233,299                     178,267                    183,839
Amortization of deferred policy acquisition costs                     13,744                       8,985                      7,029
Operating costs and expenses                                          23,985                      20,151                     24,703
                                                           -----------------           -----------------          -----------------
                                                                     271,028                     207,403                    215,571
                                                           -----------------           -----------------          -----------------

INCOME FROM OPERATIONS
   BEFORE INCOME TAX EXPENSE                                          46,531                      41,206                     42,591
Income tax expense                                                    15,616                      14,640                     14,934
                                                           -----------------           -----------------          -----------------

NET INCOME                                                            30,915                      26,566                     27,657
                                                           -----------------           -----------------          -----------------

OTHER COMPREHENSIVE INCOME (LOSS), AFTER TAX
Change in unrealized net capital gains and losses                     88,008                     (52,672)                    18,427
                                                           -----------------           -----------------          -----------------

COMPREHENSIVE INCOME (LOSS)                                $         118,923           $         (26,106)         $          46,084
                                                           =================           =================          =================







                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                      DECEMBER 31,
                                                                         -------------------------------------
                                                                               2000                 1999
                                                                         ----------------     ----------------
($ in thousands, except par value data)
ASSETS
Investments
  Fixed income securities, at fair value
   (amortized cost $2,260,087 and $1,858,216)                            $      2,476,132     $      1,912,545
  Mortgage loans                                                                  207,857              166,997
  Short-term                                                                       58,224               46,037
  Policy loans                                                                     31,772               31,109
                                                                         ----------------     ----------------
     Total investments                                                          2,773,985            2,156,688

Cash                                                                                2,162                1,135
Deferred policy acquisition costs                                                 124,601              106,932
Accrued investment income                                                          32,422               25,712
Reinsurance recoverables, net                                                       1,269                1,949
Other assets                                                                        7,980                7,803
Separate Accounts                                                                 560,089              443,705
                                                                         ----------------     ----------------
     TOTAL ASSETS                                                        $      3,502,508     $      2,743,924
                                                                         ================     ================

LIABILITIES
Reserve for life-contingent contract benefits                            $      1,226,349     $      1,098,016
Contractholder funds                                                            1,107,495              839,157
Current income taxes payable                                                       11,723               10,132
Deferred income taxes                                                              53,181                3,077
Other liabilities and accrued expenses                                            117,304               41,218
Payable to affiliates, net                                                          3,556                4,731
Separate Accounts                                                                 560,089              443,705
                                                                         ----------------     ----------------
     TOTAL LIABILITIES                                                          3,079,697            2,440,036
                                                                         ----------------     ----------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100,000
   shares authorized, issued and outstanding                                        2,500                2,500
Additional capital paid-in                                                         45,787               45,787
Retained income                                                                   256,282              225,367

Accumulated other comprehensive income:
  Unrealized net capital gains                                                    118,242               30,234
                                                                         ----------------     ----------------
     TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME                                 118,242               30,234
                                                                         ----------------     ----------------
     TOTAL SHAREHOLDER'S EQUITY                                                   422,811              303,888
                                                                         ----------------     ----------------
     TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $      3,502,508     $      2,743,924
                                                                         ================     ================



                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                         DECEMBER 31,
                                                                   -----------------------------------------------------------
                                                                         2000                 1999                  1998
                                                                   ----------------     ----------------      ----------------
($ in thousands)
COMMON STOCK
Balance, beginning of year                                         $          2,500     $          2,000      $          2,000
Issuance of stock                                                                 -                  500                     -
                                                                   ----------------     ----------------      ----------------
Balance, end of year                                                          2,500                2,500                 2,000
                                                                   ----------------     ----------------      ----------------

ADDITIONAL CAPITAL PAID-IN                                         $         45,787     $         45,787      $         45,787
                                                                   ----------------     ----------------      ----------------

RETAINED INCOME
Balance, beginning of year                                         $        225,367     $        198,801      $        171,144
Net income                                                                   30,915               26,566                27,657
                                                                   ----------------     ----------------      ----------------
Balance, end of year                                                        256,282              225,367               198,801
                                                                   ----------------     ----------------      ----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                         $         30,234     $         82,906      $         64,479
Change in unrealized net capital gains
     and losses                                                              88,008              (52,672)               18,427
                                                                   ----------------     ----------------      ----------------
Balance, end of year                                                        118,242               30,234                82,906
                                                                   ----------------     ----------------      ----------------

TOTAL SHAREHOLDER'S EQUITY                                         $        422,811     $        303,888      $        329,494
                                                                   ================     ================      ================






                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                        YEAR ENDED DECEMBER 31,
                                                                     --------------------------------------------------------------
($ in thousands)                                                          2000                    1999                    1998
                                                                     --------------          --------------          --------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                           $       30,915          $       26,566          $    27,657
Adjustments to reconcile net income to net cash
    provided by operating activities
       Amortization and other non-cash items                                (45,051)                (37,619)             (34,890)
       Realized capital gains and losses                                      5,181                   2,096               (4,697)
       Interest credited to contractholder funds                             52,499                  36,736               41,200
       Changes in:
           Life-contingent contract benefits and
               contractholder funds                                          75,031                  38,527               53,343
           Deferred policy acquisition costs                                (25,303)                (17,262)             (16,693)
           Income taxes payable                                               4,305                   2,094               13,865
           Other operating assets and liabilities                           (11,916)                 13,049              (15,974)
                                                                     --------------          --------------          -----------
               Net cash provided by operating activities                     85,661                  64,187               63,811
                                                                     --------------          --------------          -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                              164,125                 161,443               65,281
Investment collections
       Fixed income securities                                               42,449                  21,822              159,648
       Mortgage loans                                                        15,681                   7,479                5,855
Investments purchases
       Fixed income securities                                             (516,908)               (383,961)            (292,444)
       Mortgage loans                                                       (55,914)                (31,888)             (24,252)
Change in short-term investments, net                                        16,139                  29,493              (55,846)
Change in policy loans, net                                                    (663)                 (1,489)              (2,020)
                                                                     --------------          --------------          -----------
               Net cash used in investing activities                       (335,091)               (197,101)            (143,778)
                                                                     --------------          --------------          -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock                                            -                     500                    -
Contractholder fund deposits                                                408,711                 197,439              137,473
Contractholder fund withdrawals                                            (158,254)                (67,007)             (54,782)
                                                                     --------------          --------------          -----------
               Net cash provided by financing activities                    250,457                 130,932               82,691
                                                                     --------------          --------------          -----------

NET INCREASE (DECREASE) IN CASH                                               1,027                  (1,982)               2,724
CASH AT THE BEGINNING OF YEAR                                                 1,135                   3,117                  393
                                                                     --------------          --------------          -----------
CASH AT END OF YEAR                                                  $        2,162          $        1,135          $     3,117
                                                                     ==============          ==============          ===========


                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

     To conform with the 2000 presentation, certain amounts in the prior year's financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     The Company markets a broad line of life insurance and investment products in the state of New York through a combination of Allstate agents, which include life specialists and Personal Financial Representatives, securities firms, banks, specialized brokers and direct response marketing. Life insurance products consist of interest-sensitive life, traditional products, including term and whole life and immediate annuities with life contingencies. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted and variable annuities. In 2000, annuity premiums and deposits represented 88.2% of the Company's total statutory premiums and deposits.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

     Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in capital markets.

     Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affliliated entities with which the Company has alliances could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds and mortgage-backed and asset-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of shareholder's equity. Provisions for losses are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions, and other factors.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and includes collateral received in connection with certain securities lending activities. Policy loans are carried at the unpaid principal balances.

     Investment income consists primarily of interest, which is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company utilizes financial futures contracts that are derivative financial instruments. By meeting specific criteria, these futures are designated as accounting hedges and accounted for on a deferral basis. In order to qualify as accounting hedges, financial futures contracts must reduce the primary market risk exposure on an enterprise or transaction basis in conjunction with a hedge strategy; be designated as a hedge at the inception of the transaction; and be highly correlated with the fair value of, or interest income or expense associated with, the hedged item at inception and throughout the hedge period. Derivatives that are not designated as accounting hedges are accounted for on a fair value basis.

     If subsequent to entering into a hedge transaction, the financial futures contract becomes ineffective (including if the occurrence of a hedged anticipatory transaction is no longer probable), the Company may terminate the derivative position. Gains and losses on ineffective hedges are reported in realized capital gains and losses in the period they occur. The Company may also terminate derivatives as a result of other events or circumstances. Gains and losses on these terminations are deferred and amortized over the remaining life of the hedged item.

     The Company accounts for financial futures as hedges using deferral accounting for anticipatory investment purchases and sales when the criteria for futures (discussed above) are met. In addition, anticipated transactions must be probable of occurrence and their significant terms and characteristics identified. Under deferral accounting, gains and losses on financial futures contracts are deferred as other liabilities and accrued expenses. Once the anticipated transaction occurs, the deferred gains and losses are considered part of the cost basis of the asset and reported net of tax in shareholder's equity. The gains and losses deferred are then recognized in conjunction with the earnings on the hedged item. Fees and commissions paid on these derivatives are also deferred as an adjustment to the carrying value of the hedged item.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products and certain annuities with life contingencies. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholders, interest credited to the contractholder account balances and one or more amounts assessed against the contractholders. Premiums from these contracts are reported as deposits to the contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


balances for the cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balances.

     Limited payment contracts, a type of life-contingent immediate annuity or traditional life product, are contracts that provide insurance protection over a contract period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Contracts that do not subject the Company to significant risks arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balances for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balances.

     Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

     Variable annuity contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

DEFERRED POLICY ACQUISITION COSTS

     Certain costs that vary with and are primarily related to acquiring life and investment business, principally agents or brokers remuneration, premium taxes, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized to income.

     For traditional life insurance and limited payment contracts, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred acquisition costs and reserve calculations, are determined based upon conditions as of the date of the policy issue and are generally not revised during the life of the policy. Any deviations from projected business in-force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For interest-sensitive life and investment contracts, the costs are amortized in relation to the present value of the estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined at the date of policy issue and comprise estimated investment, mortality, expense margins and surrender charges. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs.

     To the extent unrealized gains or losses on fixed income securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded net of tax as a reduction of the unrealized gain or loss included in shareholder's equity.

     The present value of future profits inherent in acquired blocks of insurance is classified as a component of deferred policy acquisition costs. The present value of future profits is amortized over the life of the blocks of insurance using

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


current crediting rates.

REINSURANCE RECOVERABLE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (See Note 8). Reinsurance recoverables are estimated based upon assumptions consistent with those used in establishing the underlying reinsured contacts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable there from are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves and deferred policy acquisition costs. Deferred income taxes also arise from unrealized capital gains and losses on fixed income securities carried at fair value.

SEPARATE ACCOUNTS

     The Company issues deferred variable annuity contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

     The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance, immediate annuities with life contingencies and certain variable annuity guarantees, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded net of tax as a reduction of the unrealized gains included in shareholder's equity.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most fixed annuities, interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans have only off-balance-sheet risk because their contractual amounts are not

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


recorded in the Company's statements of financial position. The contractual amounts and fair values of these instruments are presented in Note 5.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS

     In June 1999, the Financial Accounting Standards Board ("FASB") delayed the effective date of Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 replaces existing pronouncements and practices with a single, integrated accounting framework for derivatives and hedging activities. The delay in implementation was effected through the issuance of SFAS No. 137, which extends the SFAS No. 133 requirements to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, which amends the accounting and reporting standards of SFAS 133 for certain derivative instruments and certain hedging activities. As required, the Company has prospectively adopted the provisions of SFAS No. 133 and SFAS No. 138 ("statements") as of January 1, 2001. The cumulative impact of adoption is not material to either the financial position or results of operations of the Company.

     Upon adoption, assets and liabilities pertaining to derivatives (some previously off-balance sheet), embedded derivatives and hedged risks are carried at fair value. In connection with adopting the statements, all hedging relationships were designated anew. The Company's economic hedging strategies did not change as a result of adopting the statements, however, the accounting for most other strategies did change. The fair value of the derivative and the hedged risk in economic hedging strategies which qualify for hedge accounting will be matched together in Net income. For derivatives in economic hedging strategies which do not qualify as accounting hedges, the current settlement portion in Net income together with the risk being economically hedged while the change in value of the final settlement portion of the derivative will be classified as a component of Realized capital gains and losses.

     Hedge ineffectiveness from open accounting hedges will be reported in Realized capital gains and losses. Additionally, the market value changes of embedded derivatives reported separately will be classified in Realized capital gains and losses, provided the item is not economically hedged. Separation of the convertible feature from fixed maturity securities generally results in discounted security and a new basis of accretion of discount.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

     The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured. (See Note 8 for amounts ceded to ALIC).

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $16,189, $14,561 and $12,747 of structured settlement annuities, a type of immediate annuity, in 2000, 1999 and 1998, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4,392, $4,298 and $5,152 relate to structured settlement annuities with life contingencies and are included in premium income in 2000, 1999 and 1998, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


such premium received in each of these years. In most cases, these annuities were issued to Allstate Settlement Corporation ("ASC"), a subsidiary of ALIC, which, under a "qualified assignment", assumed AIC's obligation to make the future payments.

     AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. Reserves recorded by the Company for annuities related to the surety bonds were $1.29 billion and $1.19 billion at December 31, 2000 and 1999, respectively.

BUSINESS OPERATIONS

     The Company utilizes services performed by AIC and ALIC as well as business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $15,602, $16,155 and $23,369 in 2000, 1999 and 1998, respectively. A portion of these expenses relate to the acquisition of business that are deferred and amortized over the contract period.

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2000 and 1999, respectively.

BROKER/DEALER AGREEMENT

     Beginning May 1, 2000, the Company receives underwriting and distribution services from Allstate Distributors, L.L.C. ("ADLLC"), a broker/dealer company owned equally by ALIC and Putnam Investments, Inc. ("Putnam") for variable annuity contracts sold pursuant to a joint venture agreement between the Company and Putnam. The Company incurred $10,932 of commission expenses and other distribution expenses payable to ADLLC during 2000. Other distribution expenses include administrative, legal, financial management and sales support that the Company provides to ADLLC, for which the Company earned administration fees. Other distribution expenses also include marketing expenses for subsidized interest rates associated with the Company's dollar cost averaging program, for which ADLLC reimbursed the Company $549 for the year ended December 31, 2000.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)

4.   INVESTMENTS

     FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                           GROSS UNREALIZED
                                                    AMORTIZED             ------------------                FAIR
                                                      COST             GAINS              LOSSES            VALUE
                                                      ----             -----              ------            -----
AT DECEMBER 31, 2000
U.S. government and agencies                     $      461,621    $      137,950    $          (81)   $      599,490
Municipal                                                97,310             2,626              (858)           99,078
Corporate                                             1,227,247            70,431           (20,527)        1,277,151
Foreign government                                       66,680            13,367                 -            80,047
Mortgage-backed securities                              368,614            13,004              (669)          380,949
Asset-backed securities                                  38,615               831               (29)           39,417
                                                 --------------    --------------    --------------    --------------
  Total fixed income securities                  $    2,260,087    $      238,209    $      (22,164)   $    2,476,132
                                                 ==============    ==============    ==============    ==============

AT DECEMBER 31, 1999
U.S. government and agencies                     $      413,875    $       53,717    $       (2,705)   $      464,887
Municipal                                                60,256               997            (1,976)           59,277
Corporate                                               996,298            36,303           (31,695)        1,000,906
Foreign government                                       61,987             3,217              (639)           64,565
Mortgage-backed securities                              291,304             4,770            (7,370)          288,704
Asset-backed securities                                  34,496                26              (316)           34,206
                                                 --------------    --------------    --------------    --------------
  Total fixed income securities                  $    1,858,216    $       99,030    $      (44,701)   $    1,912,545
                                                 ==============    ==============    ==============    ==============

SCHEDULED MATURITIES
      The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                                                          AMORTIZED           FAIR
                                                                             COST             VALUE
                                                                             ----             -----
Due in one year or less                                                 $      11,073    $      11,075
Due after one year through five years                                         310,910          318,412
Due after five years through ten years                                        291,686          302,094
Due after ten years                                                         1,239,189        1,424,185
                                                                        -------------    -------------
                                                                            1,852,858        2,055,766
Mortgage- and asset-backed securities                                         407,229          420,366
                                                                        -------------    -------------
  Total                                                                 $   2,260,087    $   2,476,132
                                                                        =============    =============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,                                            2000             1999               1998
                                                                   ----             ----               ----
Fixed income securities                                       $     160,919     $     135,561     $     124,100
Mortgage loans                                                       14,899            12,346            10,309
Other                                                                 3,227             3,495             2,940
                                                              -------------     -------------     -------------
  Investment income, before expense                                 179,045           151,402           137,349
  Investment expense                                                  2,506             3,071             2,936
                                                              -------------     -------------     -------------
  Net investment income                                       $     176,539     $     148,331     $     134,413
                                                              =============     =============     =============

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX
YEAR ENDED DECEMBER 31,                                            2000             1999               1998
                                                                   ----             ----               ----
Fixed income securities                                       $      (2,089)    $      (2,207)    $       4,755
Mortgage loans                                                          697                42               (65)
Other                                                                (3,789)               69                 7
                                                              -------------     -------------     -------------

   Realized capital gains and losses                                 (5,181)           (2,096)            4,697
   Income taxes                                                       1,813              (765)            1,644
                                                              -------------     -------------     -------------
   Realized capital gains and losses, after tax               $      (3,368)    $      (1,331)    $       3,053
                                                              =============     =============     =============

     Excluding calls and prepayments, gross gains of $2,986, $1,713 and $2,905 and gross losses of $8,864, $3,845 and $164 were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively.

UNREALIZED NET CAPITAL GAINS

     Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                                                GROSS UNREALIZED              UNREALIZED
                                    AMORTIZED COST     FAIR VALUE           GAINS             LOSSES           NET GAINS
                                    --------------     -----------       -----------       -----------       -----------
Fixed income securities              $ 2,260,087       $ 2,476,132       $   238,209       $   (22,164)      $   216,045
                                     -----------       -----------       -----------       -----------       -----------
Reserve for life-contingent
  contract benefits                                                                                              (26,500)
Deferred acquisition costs                                                                                        (7,634)
Deferred income taxes                                                                                            (63,669)
                                                                                                             -----------
Unrealized net capital gains                                                                                 $   118,242
                                                                                                             ===========

CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,                                                       2000             1999              1998
                                                                              ----             ----              ----
Fixed income securities                                                  $   161,716       $  (262,766)      $    70,948
Reserves for life contingent-contract benefits                               (18,685)          179,891           (42,251)
Deferred income taxes                                                        (47,389)           28,362            (9,922)
Deferred policy acquisition costs and other                                   (7,634)            1,841              (348)
                                                                         -----------       -----------       -----------
Increase (decrease) in unrealized net capital gains                      $    88,008       $   (52,672)      $    18,427
                                                                         ===========       ===========       ===========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES

     Pretax provisions for investment losses, principally relating to valuation allowances on mortgage loans were $114 in 1998. There were no provisions for investment losses in 2000 or 1999.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The Company had no impaired loans at December 31, 2000 and 1999.

     The valuation allowance for mortgage loans at December 31, 2000, 1999 and 1998 were $119, $600 and $600, respectively. Net additions and reductions to the mortgage loan valuation allowances were ($481), $0 and $114 for the year ended December 31, 2000, 1999 and 1998, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION

     The Company maintains a diversified portfolio of municipal bonds. The largest concentrations in the portfolio are presented below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2000:

(% of municipal bond portfolio carrying value)                                    2000                 1999
                                                                                  ----                 ----
         California                                                               23.4%                20.2%
         Pennsylvania                                                             14.9                  7.5
         Nebraska                                                                 10.8                  -
         Ohio                                                                     10.7                 16.4
         Nevada                                                                    8.6                  -
         Utah                                                                      8.1                  -
         Illinois                                                                  6.9                 11.6

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2000:

(% of commercial mortgage portfolio carrying value)                               2000                 1999
                                                                                  ----                 ----
         California                                                               30.8%                34.9%
         New York                                                                 26.8                 27.6
         New Jersey                                                               16.0                 12.3
         Illinois                                                                 14.3                 13.2
         Pennsylvania                                                              6.8                  9.7

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:

(% of commercial mortgage portfolio carrying value)                               2000                 1999
                                                                                  ----                 ----
         Retail                                                                    29.0%                33.1%
         Office buildings                                                          21.2                 18.9
         Warehouse                                                                 18.4                 18.5
         Apartment complex                                                         17.4                 15.8
         Industrial                                                                 6.9                  4.6
         Other                                                                      7.1                  9.1
                                                                                  ------               ------
                                                                                  100.0%               100.0%
                                                                                  ======               ======

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2000, are as follows:

                                                      NUMBER OF LOANS      CARRYING VALUE           PERCENT
                                                      ---------------      --------------           -------
2001                                                              3        $        3,072             1.5%
2002                                                              2                 5,631             2.7
2003                                                              0                     -               -
2004                                                              3                 3,739             1.8
2005                                                              3                 7,696             3.7
Thereafter                                                       39               187,719            90.3
                                                        -----------        --------------           ------
     Total                                                       50        $      207,857           100.0%
                                                        ===========        ==============           ======

     In 2000, $4.5 million of commercial mortgage loans were contractually due. Of these, 51.1% were paid as due and 48.9% were refinanced at prevailing market terms.

     The Company participates in securities lending programs with third parties, primarily large brokerage firms. At December 31, 2000, fixed income securities with a carrying value of $89,241 have been pledged as collateral under these lending agreements. As security, the Company receives cash collateral that is included in Short-term investments with an offsetting liability recorded in Other liabilities.

SECURITIES ON DEPOSIT

     At December 31, 2000, fixed income securities with a carrying value of $2,159 were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including deferred policy acquisition costs and reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values approximate fair value.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                               2000                                       1999
                             ----------------------------------------   ---------------------------------------
                                  CARRYING               FAIR                 CARRYING             FAIR
                                   VALUE                 VALUE                 VALUE               VALUE
                                   -----                 -----                 -----               -----
Fixed income securities        $  2,476,132          $  2,476,132          $  1,912,545        $  1,912,545
Mortgage loans                      207,857               212,345               166,997             159,853
Short-term                           58,224                58,224                46,037              46,037
Policy loans                         31,772                31,772                31,109              31,109
Separate Accounts                   560,089               560,089               443,705             443,705

CARRYING VALUE AND FAIR VALUE INCLUDES THE EFFECTS OF DERIVATIVE FINANCIAL INSTRUMENTS WHERE APPLICABLE.

     Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values approximate fair value.

     The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                  2000                                    1999
                             ----------------------------------------   ---------------------------------------
                                  CARRYING               FAIR                CARRYING              FAIR
                                   VALUE                 VALUE                 VALUE               VALUE
                                   -----                 -----                 -----               -----
Contractholder funds on
   investment contracts        $    874,158          $    850,767           $    627,488       $    605,113
Separate Accounts                   560,089               560,089                443,705            443,705

     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The only derivative financial instruments used by the Company are financial futures contracts. The Company primarily uses this derivative financial instrument to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     The following table summarizes the contract amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments:

                                                                                                 CARRYING VALUE
                                                CONTRACT        CREDIT               FAIR            ASSETS/
                                                 AMOUNT         EXPOSURE             VALUE        (LIABILITIES)
                                                 ------         --------             -----         -----------
AT DECEMBER 31, 2000
--------------------
Financial futures contracts                    $    21,500     $        -        $        (32)    $        (54)

AT DECEMBER 31, 1999
--------------------
Financial futures contracts                    $     8,700     $        -        $        (29)    $        588

CARRYING VALUE IS REPRESENTATIVE OF DEFERRED GAINS AND LOSSES.

     The contract amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date. The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses as financial futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require daily cash settlement of margins.

     Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Dealer and exchange quotes are used to value the Company's derivatives.

     Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes financial futures contracts to manage its market risk related to anticipatory investment purchases and sales. Financial futures used as hedges of anticipatory transactions pertain to identified transactions that are probable to occur and are generally completed within 90 days.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, the change in the value of the Company's derivative financial instruments designated as hedges are generally offset by the change in the value of the related assets and liabilities.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to borrowers. At December 31, 2000, the Company did not have any mortgage loan commitments outstanding.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


6.   DEFERRED POLICY ACQUISITION COSTS

     Certain costs of acquiring business which were deferred and amortized for the years ended December 31, 2000 and 1999 are as follows:

                                                                      2000                   1999
                                                                      ----                   ----
          Balance, beginning of year                             $     106,932          $      87,830
          Acquisition costs deferred                                    39,047                 26,247
          Amortization charged to income                               (21,994)                (8,861)
          Adjustment from unlocking assumptions                          8,250                   (124)
          Effect of unrealized gains and (losses)                       (7,634)                 1,840
                                                                 -------------          -------------
          Balance, end of year                                   $     124,601          $     106,932
                                                                 =============          =============

7.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                                                          2000             1999
                                                                          ----             ----
          Immediate annuities:
             Structured settlement annuities                          $ 1,147,530      $ 1,024,049
             Other immediate annuities                                      4,449            2,933
          Traditional life                                                 72,157           70,254
          Other                                                             2,213              780
                                                                      -----------      -----------
             Total Reserve for life-contingent contract benefits      $ 1,226,349      $ 1,098,016
                                                                      ===========      ===========

     The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 3.5% to 11.5% for immediate annuities and 4.0% to 7.8% for traditional life. Other estimation methods include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, premium deficiency reserves are established, if necessary, and have been recorded for the structured settlement annuity business and for certain immediate annuities with life contingencies. A liability of $26.5 million and $8 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 2000 and 1999, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     At December 31, Contractholder funds consists of the following:

                                                                    2000                    1999
                                                                    ----                    ----
          Interest-sensitive life                               $   233,320             $   211,729
          Fixed annuities:
               Immediate annuities                                  337,282                 303,564
               Deferred annuities                                   486,893                 273,864
          Other investment contracts                                 50,000                  50,000
                                                                -----------             -----------
               Total contractholder funds                       $ 1,107,495             $   839,157
                                                                ===========             ===========

     Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.3% to 7.0% for interest-sensitive life contracts; 3.5% to 9.8% for immediate annuities; 4.6% to 8.0% for deferred annuities and 6.6% for other investment contracts. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 8.1% of deferred annuities are subject to a market value adjustment.

8.   REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company cedes a portion of the mortality risk on certain term life policies with a pool of reinsurers.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.
(See Note 3 for discussion of reinsurance agreements with ALIC.)

                                                                                       2000         1999         1998
                                                                                       ----         ----         ----
PREMIUMS AND CONTRACT CHARGES
Direct                                                                              $ 150,498    $ 105,580    $ 121,881
Assumed - non-affiliate                                                                 1,194        1,047          375
Ceded
    Affiliate                                                                          (4,621)      (3,408)      (2,518)
    Non-affiliate                                                                        (870)        (845)        (686)
                                                                                    ---------    ---------    ---------
      Premiums and contract charges, net of reinsurance                             $ 146,201    $ 102,374    $ 119,052
                                                                                    =========    =========    =========

                                                                                       2000         1999         1998
                                                                                       ----         ----         ----
POLICY BENEFITS AND CERTAIN COSTS AND EXPENSES
Direct                                                                              $ 271,326    $ 208,292    $ 216,074
Assumed - non-affiliate                                                                   559          509          205
Ceded
    Affiliate                                                                            (496)        (211)        (315)
    Non-affiliate                                                                        (361)      (1,187)        (393)
                                                                                    ---------    ---------    ---------
      Policy benefits and certain costs and expenses, net of reinsurance            $ 271,028    $ 207,403    $ 215,571
                                                                                    =========    =========    =========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     Included in reinsurance recoverables at December 31, 2000 and 1999 are the net amounts owed to ALIC of $569 and $458, respectively.

9.   COMMITMENTS AND CONTINGENT LIABILITIES

REGULATIONS AND LEGAL PROCEEDINGS

     The Company's business is subject to the effect of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     In the normal course of its business, the Company is involved in pending and threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is in the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expense related to these funds have been immaterial.

MARKETING AND COMPLIANCE ISSUES

     Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization that advocates ethical market conduct.

10.  INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     Prior to June 30, 1995, the Corporation was a subsidiary of Sears, Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                                             2000            1999
                                                                             ----            ----
DEFERRED ASSETS
Life and annuity reserves                                                $    49,070     $    42,248
Discontinued operations                                                          366             366
Other postretirement benefits                                                    284             296
Other assets                                                                   1,150           1,319
                                                                         -----------     -----------

      Total deferred assets                                                   50,870          44,229

DEFERRED LIABILITIES

Deferred policy acquisition costs                                            (32,047)        (25,790)
Unrealized net capital gains                                                 (63,669)        (16,280)
Difference in tax bases of investments                                        (5,952)         (3,194)
Prepaid commission expense                                                      (759)           (682)
Other liabilities                                                             (1,624)         (1,360)
                                                                         -----------     -----------

      Total deferred liabilities                                            (104,051)        (47,306)
                                                                         -----------     -----------

      Net deferred liability                                             $   (53,181)    $    (3,077)
                                                                         ===========     ===========

     Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

                                                        2000         1999         1998
                                                        ----         ----         ----
Current                                               $ 12,901     $  8,650     $ 13,679
Deferred                                                 2,715        5,990        1,255
                                                      --------     --------     --------
      Total income tax expense                        $ 15,616     $ 14,640     $ 14,934
                                                      ========     ========     ========

     The Company paid income taxes of $11,310, $12,547 and $3,788 in 2000, 1999 and 1998, respectively. The Company had a current income tax liability of $11,723 and $10,132 at December 31, 2000 and 1999, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                              2000             1999              1998
                                                              ----             ----              ----
Statutory federal income tax rate                            35.0%            35.0%             35.0%
State income tax expense                                      1.0              1.6               1.6
Other                                                        (2.4)            (1.1)             (1.5)
                                                             ----             ----              ----
Effective income tax rate                                    33.6%            35.5%             35.1%
                                                             ====             ====              ====

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2000, approximately $389, will result in federal income taxes payable of $136 if distributed by the Company. No provision

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

11.  STATUTORY FINANCIAL INFORMATION

     The Company's statutory capital and surplus was $238,158 and $214,738 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $26,088, $18,767 and $13,649 for the years ended December 31, 2000, 1999 and
1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

     The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, New York, has rejected certain accounting principles, specifically Statement of Statutory Accounting Principle ("SSAP") No. 10, accounting for taxes and continues to review codification and existing statutory accounting requirements to align existing state laws and regulations as necessary. The Company currently estimates it will record an increase to surplus of approximately $4.5 million at implementation. The increase to surplus is primarily due to favorable treatment investment write-downs receive within the asset valuation reserve and the reclassification of private placement prepayment penalties and mortgage loan make-whole fees from the interest maintenance reserve to investment income. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the New York State Insurance Department is $23,566.

     In the twelve-month period beginning January 1, 2000, the Company did not pay any dividends.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The standard is based on a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above a level that would require regulatory action.

12.  BENEFIT PLANS

PENSION PLANS

     Defined benefit pension plans, sponsored by AIC, cover domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


compensation. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The (benefit) and cost to the Company included in net income was $(62), $(263) and $382 for the pension plans in 2000, 1999 and 1998, respectively.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     AIC also provides certain health care and life insurance benefits for retired employees. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans.

PROFIT SHARING PLAN

     Employees of the Corporation are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). Contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense was $198, $176, $567 in 2000, 1999 and 1998, respectively.

13.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                                1999                              1998
                            ---------------------------------- ----------------------------------- --------------------------------
                                                      After-                              After-                            After-
                               Pretax       Tax        tax        Pretax       Tax         tax       Pretax       Tax        tax
                               ------       ---        ---        ------       ---         ---       ------       ---        ---
UNREALIZED CAPITAL GAINS
 AND LOSSES:
   Unrealized holding
      gains (losses)
      arising during
      the period             $ 129,754   $ (45,414)  $ 84,340   $ (83,241)  $  29,134   $ (54,107)  $ 33,218   $ (11,626)  $ 21,592
   Less: reclassification
      adjustments               (5,643)      1,975     (3,668)     (2,207)        772      (1,435)     4,869      (1,704)     3,165
                             ---------   ---------   --------   ---------   ---------   ---------   --------   ---------   --------
Unrealized net capital
  gains (losses)               135,397     (47,389)    88,008     (81,034)     28,362     (52,672)    28,349      (9,922)    18,427
                             ---------   ---------   --------   ---------   ---------   ---------   --------   ---------   --------
Other comprehensive
  income (loss)              $ 135,397   $ (47,389)  $ 88,008   $ (81,034)  $  28,362   $ (52,672)  $ 28,349   $  (9,922)  $ 18,427
                             =========   =========   ========   =========   =========   =========   ========   =========   ========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE

                                ($ IN THOUSANDS)

                                                                      GROSS                                   NET
YEAR ENDED DECEMBER 31, 2000                                         AMOUNT              CEDED              AMOUNT
----------------------------                                         ------              -----              ------
Life insurance in force                                         $    15,916,421    $      1,592,962    $    14,323,459
                                                                ===============    ================    ===============

Premiums and contract charges:
    Life and annuities                                          $       143,550    $          4,706    $       138,844
    Accident and health                                                   8,142                 785              7,357
                                                                ---------------    ----------------    ---------------
                                                                $       151,692    $          5,491    $       146,201
                                                                ===============    ================    ===============


                                                                      GROSS                                   NET
YEAR ENDED DECEMBER 31, 1999                                         AMOUNT              CEDED              AMOUNT
----------------------------                                         ------              -----              ------
Life insurance in force                                         $    14,140,049    $      1,066,993    $    13,073,056
                                                                ===============    ================    ===============

Premiums and contract charges:
    Life and annuities                                          $        99,760    $          3,397    $        96,363
    Accident and health                                                   6,867                 856              6,011
                                                                ----------------   ----------------    ---------------
                                                                $       106,627    $          4,253    $       102,374
                                                                ===============    ================    ===============


                                                                      GROSS                                   NET
YEAR ENDED DECEMBER 31, 1998                                         AMOUNT              CEDED              AMOUNT
----------------------------                                         ------              -----              ------
Life insurance in force                                         $    12,656,826    $        857,500    $    11,799,326
                                                                ===============    ================    ===============

Premiums and contract charges:
    Life and annuities                                          $       116,455    $          2,318    $       114,137
    Accident and health                                                   5,801                 886              4,915
                                                                ---------------    ----------------    ---------------
                                                                $       122,256    $          3,204    $       119,052
                                                                ===============    ================    ===============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                ($ IN THOUSANDS)

                                                    BALANCE AT       CHARGED TO                         BALANCE AT
                                                    BEGINNING         COSTS AND                           END OF
                                                    OF PERIOD         EXPENSES         DEDUCTIONS         PERIOD
                                                    ---------         --------         ----------         ------
YEAR ENDED DECEMBER 31, 2000
----------------------------
Allowance for estimated losses
   on mortgage loans                              $         600     $          -      $        481     $         119
                                                  =============     ============      ============     =============

YEAR ENDED DECEMBER 31, 1999
----------------------------
Allowance for estimated losses
   on mortgage loans                              $         600     $          -      $          -     $         600
                                                  =============     ============      ============     =============

YEAR ENDED DECEMBER 31, 1998
----------------------------
Allowance for estimated losses
   on mortgage loans                              $         486     $        114      $          -     $         600
                                                  =============     ============      ============     =============

---------------------------------------------
ALLSTATE LIFE OF NEW
YORK SEPARATE
ACCOUNT A

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
AND FOR THE PERIODS ENDED DECEMBER 31, 2000
AND DECEMBER 31, 1999, AND INDEPENDENT
AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statement of net assets of Allstate Life of New York Separate Account A (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Life of New York Separate Account A as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts for the periods then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
      ASSETS

      Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds:
           AIM V.I. Aggressive Growth,  259,851 shares (cost $4,244,119)                                             $ 3,799,027
           AIM V.I. Balanced,  211,729 shares (cost $2,761,744)                                                        2,640,215
           AIM V.I. Blue Chip,  404,271 shares (cost $4,050,013)                                                       3,711,159
           AIM V.I. Capital Appreciation,  376,399 shares (cost $10,954,385)                                          11,608,124
           AIM V.I. Capital Development,  71,714 shares (cost $945,473)                                                  931,544
           AIM V.I. Dent Demographics,  215,274 shares (cost $2,141,577)                                               1,767,403
           AIM V.I. Diversified Income,  283,957 shares (cost $3,028,952)                                              2,691,846
           AIM V.I. Global Utilities,  99,894 shares (cost $2,059,360)                                                 2,113,755
           AIM V.I. Government Securities,  147,301 shares (cost $1,642,679)                                           1,643,882
           AIM V.I. Growth,  431,651 shares (cost $11,646,015)                                                        10,713,549
           AIM V.I. Growth and Income,  652,001 shares (cost $16,384,463)                                             17,075,848
           AIM V.I. High Yield,  42,841 shares (cost $342,483)                                                           272,471
           AIM V.I. International Equity,  263,208 shares (cost $5,806,988)                                            5,295,751
           AIM V.I. Money Market,  1,534,448 shares (cost $1,534,448)                                                   1,534,448
           AIM V.I. Telecommunications,  99,542 shares (cost $2,973,899)                                               1,844,505
           AIM V.I. Value,  906,400 shares (cost $25,849,364)                                                         24,753,764

      Allocation to Sub-Accounts investing in the Delaware Group Premium Fund, Inc.:
           Delaware GP Small Cap Value,  4,732 shares (cost $75,627)                                                      83,522
           Delaware GP Trend,  1,715 shares (cost $58,046)                                                                51,097

      Allocation to Sub-Account investing in the Dreyfus Variable Investment Fund:
           VIF Capital Appreciation,  328 shares (cost $13,424)                                                           12,768
           VIF Growth & Income,  0 shares (cost $0)                                                                            -
           VIF Money Market,  0 shares (cost $0)                                                                               -

      Allocation to Sub-Account investing in the Dreyfus Socially Responsible Growth Fund, Inc.,  2,971 shares
           (cost $110,757)                                                                                               102,411

      Allocation to Sub-Account investing in the Dreyfus Stock Index Fund,  7,799 shares (cost $283,537)                 265,181

      Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund:
           VIP Equity-Income,  701 shares (cost $17,184)                                                                  17,892
           VIP Growth,  8,098 shares (cost $360,734)                                                                     353,489
           VIP Growth Opportunities,  2,502 shares (cost $48,298)                                                         44,384
           VIP High Income,  34 shares (cost $275)                                                                           276
           VIP Overseas,  2,316 shares (cost $48,972)                                                                     46,287

      Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund II:
           VIP II Contrafund,  7,880 shares (cost $191,268)                                                              187,061
           VIP II Investment Grade Bond,  109 shares (cost $1,375)                                                         1,376

      Allocation to Sub-Accounts investing in the Goldman Sachs Variable Insurance Trust:
           VIT Capital Growth,  0 shares (cost $0)                                                                             -
           VIT CORE Small Cap Equity,  0 shares (cost $0)                                                                      -
           VIT CORE U.S. Equity,  0 shares (cost $0)                                                                           -
           VIT Global Income,  0 shares (cost $0)                                                                              -
           VIT International Equity,  0 shares (cost $0)                                                                       -

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
      ASSETS

      Allocation to Sub-Accounts investing in the HSBC Variable Insurance Funds:
           HSBC VI Cash Management,  154,992 shares (cost $154,992)                                                    $ 154,992
           HSBC VI Fixed Income,  2,540 shares (cost $25,398)                                                             25,399
           HSBC VI Growth & Income,  36,389 shares (cost $370,546)                                                       373,355

      Allocation to Sub-Accounts investing in the MFS Variable Insurance Trust:
           MFS Emerging Growth,  0 shares (cost $0)                                                                            -
           MFS Growth with Income,  0 shares (cost $0)                                                                         -
           MFS High Income,  102 shares (cost $1,000)                                                                        999
           MFS New Discovery,  3,689 shares (cost $56,251)                                                                61,268
           MFS Research,  0 shares (cost $0)                                                                                   -

      Allocation to Sub-Accounts investing in the Oppenheimer Variable Account Funds:
           Oppenheimer Aggressive Growth,  1,370 shares (cost $112,180)                                                   96,930
           Oppenheimer Capital Appreciation,  18 shares (cost $825)                                                          817
           Oppenheimer Global Securities,  0 shares (cost $0)                                                                  -
           Oppenheimer Main Street Growth & Income,  15,425 shares (cost $350,604)                                       327,931
           Oppenheimer Small Cap,  189 shares (cost $2,174)                                                         2,096
           Oppenheimer Strategic Bond,  19,212 shares (cost $89,899)                                                      90,106

      Allocation to Sub-Accounts investing in the Putnam Variable Trust:
           American Government Income,  43,998 shares (cost $477,539)                                                    478,256
           Asia Pacific Growth,  23,736 shares (cost $308,002)                                                           220,029
           Capital Appreciation,  9,826 shares (cost $87,845)                                                             89,021
           Diversified Income,  329,228 shares (cost $3,017,705)                                                       2,999,265
           The George Putnam Fund of Boston,  278,207 shares (cost $2,815,369)                                         3,043,586
           Global Asset Allocation,  47,324 shares (cost $805,323)                                                       788,883
           Global Growth,  323,641 shares (cost $7,293,479)                                                            5,831,977
           Growth & Income,  768,976 shares (cost $18,698,014)                                                        19,808,780
           Growth Opportunities,  454,053 shares (cost $4,584,190)                                                     3,537,075
           Health Sciences,  336,552 shares (cost $4,559,301)                                                          4,906,923
           High Yield,  126,974 shares (cost $1,217,507)                                                               1,138,937
           Income,  185,089 shares (cost $2,244,645)                                                                   2,328,423
           International Growth,  442,863 shares (cost $8,351,019)                                                     7,825,360
           International Growth & Income,  126,069 shares (cost $1,676,364)                                            1,670,397
           International New Opportunities,  216,494 shares (cost $4,165,507)                                          2,959,461
           Investors,  1,138,669 shares (cost $16,224,389)                                                            14,016,994
           Money Market,  2,590,852 shares (cost $2,590,852)                                                           2,590,852
           New Opportunities,  466,794 shares (cost $18,944,846)                                                      13,896,433
           New Value,  66,020 shares (cost $792,388)                                                                     890,611
           OTC & Emerging Growth,  308,788 shares (cost $5,848,366)                                                    3,405,904
           Research,  266,248 shares (cost $3,956,826)                                                                 3,802,004
           Small Cap Value,  113,940 shares (cost $1,300,973)                                                          1,457,294
           Technology,  86,250 shares (cost $812,858)                                                                    601,163
           Utilities,  133,979 shares (cost $2,253,657)                                                                2,424,992
           Vista,  319,509 shares (cost $7,213,999)                                                                    6,262,353
           Voyager,  429,015 shares (cost $24,805,612)                                                                20,867,257
           Voyager II,  12,530 shares (cost $100,177)                                                                     89,968

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
      ASSETS

      Allocation to Sub-Account investing in the  Scudder Variable Life Investment Fund:
           Balanced,  0 shares (cost $0)                                                                           $           -
           Bond,  0 shares (cost $0)                                                                                           -
           Capital Growth,  0 shares (cost $0)                                                                                 -
           Global Discovery,  0 shares (cost $0)                                                                               -
           Growth & Income,  0 shares (cost $0)                                                                                -
           International,  0 shares (cost $0)                                                                                  -
           Large Company Growth,  0 shares (cost $0)                                                                           -
           Money Market,  22,033 shares (cost $22,032)                                                                    22,032
           21st Century Growth,  1,133 shares (cost $10,023)                                                               9,174

      Allocation to Sub-Accounts investing in the Franklin Templeton Variable Insurance Products Trust:
           Franklin Small Cap,  0 shares (cost $0)                                                                             -
           Templeton Asset Strategy,  345 shares (cost $6,386)                                                             6,596
           Templeton Developing Markets Securities,  0 shares (cost $0)                                                        -
           Templeton Growth Securities,  0 shares (cost $0)                                                                    -
           Templeton International,  4,442 shares (cost $81,272)                                                          82,932
           Templeton Mutual Shares Securities,  0 shares (cost $0)                                                             -

      Allocation to Sub-Accounts investing in The Universal Institutional Funds, Inc.
           Equity Growth,  0 shares (cost $0)                                                                                  -
           Fixed Income,  0 shares (cost $0)                                                                                   -
           Global Equity,  0 shares (cost $0)                                                                                  -
           Mid Cap Value,  0 shares (cost $0)                                                                                  -
           Value,  0 shares (cost $0)                                                                                          -

      Allocation to Sub-Accounts investing in the Van Kampen Life Investment Trust:
           LIT Comstock,  332 shares (cost $3,901)                                                                         3,901
           LIT Emerging Growth,  3,000 shares (cost $124,628)                                                            124,302

      Allocation to Sub-Accounts investing in the Wells Fargo Variable Trust:
           Wells Fargo VT Asset,  483 shares (cost $7,237)                                                                 6,676
           Wells Fargo VT Equity-Income,  162 shares (cost $2,668)                                                         2,750
           Wells Fargo VT Growth,  185 shares (cost $3,787)                                                                3,528
                                                                                                                   --------------

               Total Assets                                                                                          222,891,017

      LIABILITIES

      Payable to Allstate Life Insurance Company of New York:
           Accrued contract maintenance charges                                                                           33,948
                                                                                                                   --------------

               Net Assets                                                                                          $ 222,857,069
                                                                                                                   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------


                                                                         AIM Variable Insurance Funds Sub-Accounts
                                                       -----------------------------------------------------------------------------

                                                        AIM V.I.
                                                       Aggressive        AIM V.I.       AIM V.I.   AIM V.I. Capital AIM V.I. Capital
                                                         Growth          Balanced      Blue Chip     Appreciation      Development
                                                       -----------     -----------    -----------    -------------     ----------
   NET INVESTMENT INCOME (LOSS)
   Dividends                                           $         -     $     4,488    $       654    $     325,360    $         -
   Charges from Allstate Life Insurance Company
     of New York:
        Mortality and expense risk                         (22,430)        (10,977)       (13,692)        (150,574)        (4,986)
        Administrative expense                              (1,924)           (954)        (1,257)         (11,408)          (439)
                                                       -----------     -----------    -----------    -------------     ----------

            Net investment income (loss)                   (24,354)         (7,443)       (14,295)         163,378         (5,425)


   NET REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
   Realized gains (losses) from sales of investments:

        Proceeds from sales                                175,092         125,569        137,213        1,021,348         23,728
        Cost of investments sold                           180,145         121,871        138,761          717,488         22,805
                                                       -----------     -----------    -----------    -------------     ----------

            Net realized gains (losses)                     (5,053)          3,698         (1,548)         303,860            923

   Change in unrealized gains (losses)                    (463,486)       (125,980)      (338,853)      (2,222,681)       (19,087)
                                                       -----------     -----------    -----------    -------------     ----------

            Net realized and unrealized gains
                (losses) on investments                   (468,539)       (122,282)      (340,401)      (1,918,821)       (18,164)
                                                       -----------     -----------    -----------    -------------     ----------


   INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $  (492,893)    $  (129,725)   $  (354,696)   $  (1,755,443)    $  (23,589)
                                                       ===========     ===========    ===========    =============     ==========


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------


                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                   ---------------------------------------------------------------------------

                                                                      AIM V.I.        AIM V.I.      AIM V.I.
                                                   AIM V.I. Dent    Diversified        Global      Government
                                                    Demographics      Income         Utilities     Securities  AIM V.I. Growth
                                                   -------------    -----------    -------------  -----------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $          20    $   163,804    $   104,779    $    72,283  $       359,608
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                          (10,087)       (33,842)       (22,750)       (16,406)        (151,714)
     Administrative expense                                 (886)        (2,529)        (1,745)        (1,226)         (11,497)
                                                   -------------    -----------    -------------  -----------  ---------------

         Net investment income (loss)                    (10,953)       127,433         80,284         54,651          196,397


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                  73,538        572,194        178,456        259,094          876,989
     Cost of investments sold                             76,275        607,443        154,639        266,498          717,872
                                                   -------------    -----------    -------------  -----------  ---------------

         Net realized gains (losses)                      (2,737)       (35,249)        23,817         (7,404)         159,117

Change in unrealized gains (losses)                     (374,174)       (96,931)      (212,820)        59,552       (3,296,886)
                                                   -------------    -----------    -------------  -----------  ---------------

         Net realized and unrealized gains
             (losses) on investments                    (376,911)      (132,180)      (189,003)        52,148       (3,137,769)
                                                   -------------    -----------    -------------  -----------  ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $    (387,864)   $    (4,747)   $  (108,719)   $   106,799  $    (2,941,372)
                                                   =============    ===========    ===========    ===========  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                    -------------------------------------------------------------------------------

                                                                                        AIM V.I.
                                                    AIM V.I. Growth  AIM V.I. High   International   AIM V.I. Money  AIM V.I. Tele-
                                                       and Income        Yield          Equity           Market      communications
                                                    ---------------  -------------   -------------   --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $       529,378  $      33,834   $     353,170   $       76,419  $     220,379
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                            (232,977)        (1,215)        (70,814)         (17,893)       (12,697)
     Administrative expense                                 (17,550)          (107)         (5,400)          (1,339)        (1,119)
                                                    ---------------  -------------   -------------   --------------  -------------

         Net investment income (loss)                       278,851         32,512         276,956           57,187        206,563


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:

     Proceeds from sales                                  1,636,687         42,457         430,210        1,375,113         90,408
     Cost of investments sold                             1,289,231         46,316         354,368        1,375,113         97,958
                                                    ---------------  -------------   -------------   --------------  -------------

         Net realized gains (losses)                        347,456         (3,859)         75,842                -         (7,550)

Change in unrealized gains (losses)                      (3,670,838)       (69,958)     (2,076,303)               -     (1,129,394)
                                                    ---------------  -------------   -------------   --------------  -------------

         Net realized and unrealized gains
             (losses) on investments                     (3,323,382)       (73,817)     (2,000,461)               -     (1,136,944)
                                                    ---------------  -------------   -------------   --------------  -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $    (3,044,531) $     (41,305)  $  (1,723,505)  $       57,187  $    (930,381)
                                                    ===============  =============   =============   ==============  =============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Dreyfus        Dreyfus Socially
                                                       AIM Variable                                  Variable         Responsible
                                                     Insurance Funds   Delaware Group Premium     Investment Fund  Growth Fund, Inc.
                                                       Sub-Accounts    Fund, Inc. Sub-Accounts      Sub-Account       Sub-Account
                                                     --------------  ---------------------------  ----------------  --------------
                                                                                                                   Dreyfus Socially
                                                                       Delaware                                      Responsible
                                                                       GP Small      Delaware      VIF Capital         Growth
                                                     AIM V.I. Value   Cap Value (d) GP Trend (d)  Appreciation (d)  Fund, Inc. (d)
                                                     --------------  -------------- ------------  ----------------  --------------
NET INVESTMENT INCOME(LOSS)
Dividends                                            $    1,116,615  $           -  $         -   $          214    $          808
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                            (332,637)          (234)        (156)             (41)             (192)
     Administrative expense                                 (25,158)           (20)         (14)              (3)              (17)
                                                     --------------  -------------  -----------   --------------    --------------

         Net investment income (loss)                       758,820           (254)        (170)             170               599


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                  2,871,013            219          157               38               597
     Cost of investments sold                             2,431,555            214          166               40               611
                                                     --------------  -------------  -----------   --------------    --------------

         Net realized gains (losses)                        439,458              5           (9)              (2)              (14)

Change in unrealized gains (losses)                      (5,608,496)         7,895       (6,949)            (656)           (8,346)
                                                     --------------  -------------  -----------   --------------    --------------

         Net realized and unrealized gains
             (losses) on investments                     (5,169,038)         7,900       (6,958)            (658)           (8,360)
                                                     --------------  -------------  -----------   --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $   (4,410,218) $       7,646  $    (7,128)  $         (488)   $       (7,761)
                                                     ==============  =============  ===========   ==============    ==============


(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Dreyfus Stock
                                                       Index Fund
                                                      Sub-Account        Fidelity Variable Insurance Products Fund Sub-Accounts
                                                     -------------  ---------------------------------------------------------------

                                                     Dreyfus Stock   VIP Equity-                       VIP Growth        VIP High
                                                     Index Fund (d)   Income (d)    VIP Growth (d)  Opportunities (d)   Income (h)
                                                     -------------  --------------  --------------  ----------------   ------------
NET INVESTMENT INCOME(LOSS)
Dividends                                            $       4,622  $            -  $            -  $              -   $          -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                               (562)            (29)           (366)            (105)              -
     Administrative expense                                   (192)             (2)            (31)              (9)              -
                                                     -------------  --------------  --------------  ---------------    ------------
         Net investment income (loss)                        3,868             (31)           (397)            (114)              -

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                       418              28           3,050              101               -
     Cost of investments sold                                  436              28           3,209              108               -
                                                     -------------  --------------  --------------  ---------------    ------------

         Net realized gains (losses)                           (18)              -            (159)              (7)              -

Change in unrealized gains (losses)                        (18,356)            708          (7,245)          (3,914)              1
                                                     -------------  --------------  --------------  ---------------    ------------

         Net realized and unrealized gains
             (losses) on investments                       (18,374)            708          (7,404)          (3,921)              1
                                                     -------------  --------------  --------------  ---------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $     (14,506) $          677  $       (7,801) $        (4,035)   $          1
                                                     =============  ==============  ==============  ===============    ============



(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
                                              Fidelity Variable
                                                  Insurance              Fidelity Variable
                                                Products Fund            Insurance Products             HSBC Variable Insurance
                                                 Sub-Accounts           Fund II Sub-Accounts               Funds Sub-Accounts
                                              -----------------  ----------------------------------  -----------------------------
                                                     VIP             VIP II       VIP II Investment   HSBC VI Cash   HSBC VI Fixed
                                                 Overseas (d)    Contrafund (d)     Grade Bond (h)   Management (e)    Income (e)
                                               ----------------  --------------   -----------------  --------------  -------------
NET INVESTMENT INCOME(LOSS)
Dividends                                            $       -      $       -        $     -          $   2,395        $     145
Charges from Allstate Life Insurance Company
   of New York:
   Mortality and expense risk                              (92)          (393)             -               (632)             (39)
   Administrative expense                                   (8)           (34)             -                (55)              (3)
                                                     ---------      ---------        -------          ---------        ---------

     Net investment income (loss)                         (100)          (427)             -              1,708              103

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                       91            302              -             58,728               39
  Cost of investments sold                                  97            311              -             58,728               38
                                                     ---------      ---------        -------          ---------        ---------

    Net realized gains (losses)                             (6)            (9)             -                  -                1

Change in unrealized gains (losses)                     (2,685)        (4,207)             1                  -                -
                                                     ---------      ---------        -------          ---------        ---------
   Net realized and unrealized gains
      (losses) on investments                           (2,691)        (4,216)             1                  -                1
                                                     ---------      ---------        -------          ---------        ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $  (2,791)      $ (4,643)       $     1          $   1,708        $     104
                                                     =========      =========        =======          =========        =========


(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(e) For the Period Beginning on May 30, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                 HSBC Variable
                                                Insurance Funds    MFS Variable Insurance                Oppenheimer Variable
                                                 Sub-Accounts       Trust Sub-Accounts               Account Funds Sub-Accounts
                                                ---------------   --------------------------    -------------------------------

                                                    HSBC VI                                       Oppenheimer      Oppenheimer
                                                    Growth          MFS High      MFS New          Aggressive         Capital
                                                  & Income (e)     Income (h)   Discovery (h)       Growth (d)    Appreciation (h)
                                                  ------------    ------------  ------------      ------------    ---------------

NET INVESTMENT INCOME(LOSS)
Dividends                                            $         -    $         -    $         -    $         -      $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                             (757)             -            (46)          (144)               -
     Administrative expense                                  (66)             -             (4)           (13)               -
                                                     -----------    -----------    -----------    -----------      -----------

        Net investment income (loss)                        (823)             -            (50)          (157)               -

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     991              -             50          1,641                -
     Cost of investments sold                                985              -             48          1,919                -
                                                     -----------    -----------    -----------    -----------      -----------

         Net realized gains (losses)                           6              -              2           (278)               -

Change in unrealized gains (losses)                        2,809             (1)         5,017        (15,250)              (8)
                                                     -----------    -----------    -----------    -----------      -----------

         Net realized and unrealized gains
             (losses) on investments                       2,815             (1)         5,019        (15,528)              (8)
                                                     -----------    -----------    -----------    -----------      -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $     1,992    $        (1)   $     4,969    $   (15,685)     $        (8)
                                                     ===========    ===========    ===========    ===========      ===========



(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(e) For the Period Beginning on May 30, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000



 See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Putnam Variable Trust
                                                Oppenheimer Variable Account Funds Sub-Accounts         Sub-Accounts
                                               -------------------------------------------------    --------------------------
                                                   Oppenheimer
                                                   Main Street     Oppenheimer    Oppenheimer      American          Asia
                                                     Growth &       Small Cap      Strategic      Government       Pacific
                                                    Income (d)      Growth (d)      Bond (d)       Income (c)       Growth
                                                  --------------   ------------   ------------    -----------     ----------

NET INVESTMENT INCOME (LOSS)
Dividends                                            $         -    $         -      $       -    $    13,490    $     4,104
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                           (1,044)            (1)          (153)          (954)        (1,742)
     Administrative expense                                  (90)             -            (13)             -              -
                                                     -----------    -----------    -----------    -----------    -----------

         Net investment income (loss)                     (1,134)            (1)          (166)        12,536          2,362

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                   1,169              1            150          1,691          9,705
     Cost of investments sold                              1,199              1            151          1,684         11,408
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized gains (losses)                         (30)             -             (1)             7         (1,703)

Change in unrealized gains (losses)                      (22,673)           (78)           207            717        (87,973)
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized and unrealized gains
             (losses) on investments                     (22,703)           (78)           206            724        (89,676)
                                                     -----------    -----------    -----------    -----------    ----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $   (23,837)   $       (79)   $        40    $    13,260    $   (87,314)
                                                     ===========    ===========    ===========    ===========    ===========


(c) For the Period Beginning on February 1, 2000 and Ended December 31, 2000

(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                         Putnam Variable Trust Sub-Accounts
                                                ----------------------------------------------------------------------------
                                                                                    The George
                                                    Capital         Diversified     Putnam Fund    Global Asset     Global
                                                Appreciation (I)      Income         of Boston      Allocation      Growth
                                                ----------------    -----------     ------------   -------------  -----------

NET INVESTMENT INCOME (LOSS)
Dividends                                            $         -    $    11,576    $         -    $     8,258    $   128,658
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                              (40)       (14,143)       (17,161)        (3,089)       (33,963)
     Administrative expense                                    -              -              -              -              -
                                                     -----------    -----------    -----------    -----------    -----------

         Net investment income (loss)                        (40)        (2,567)       (17,161)         5,169         94,695

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      26        168,243         65,408          4,828         11,974
     Cost of investments sold                                 26        171,679         63,167          5,165         13,294
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized gains (losses)                           -         (3,436)         2,241           (337)        (1,320)

Change in unrealized gains (losses)                        1,176        (18,440)       228,217        (16,440)    (1,461,502)
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized and unrealized gains
             (losses) on investments                       1,176        (21,876)       230,458        (16,777)    (1,462,822)
                                                     -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $     1,136    $   (24,443)   $   213,297    $   (11,608)   $(1,368,127)
                                                     ===========    ===========    ===========    ===========    ===========


(i) For the Period Beginning on October 2, 2000 and Ended December 31, 2000



 See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                              --------------------------------------------------------------------------------
                                                     Growth &         Growth         Health           High
                                                      Income     Opportunities(c)   Sciences         Yield          Income
                                                  -------------- ---------------  ------------    -----------     ----------

NET INVESTMENT INCOME (LOSS)
Dividends                                            $   219,860    $         -    $         -    $    13,407    $     8,270
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                          (98,645)       (22,060)       (20,604)        (6,050)       (10,174)
     Administrative expense                                    -              -              -              -              -
                                                     -----------    -----------    -----------    -----------    -----------

         Net investment income (loss)                    121,215        (22,060)       (20,604)         7,357         (1,904)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                 187,301         31,426         80,593         42,887          8,653
     Cost of investments sold                            182,271         34,966         78,424         46,264          8,554
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized gains (losses)                       5,030         (3,540)         2,169         (3,377)            99

Change in unrealized gains (losses)                    1,110,766     (1,047,115)       347,622        (78,570)        83,778
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized and unrealized gains
             (losses) on investments                   1,115,796     (1,050,655)       349,791        (81,947)        83,877
                                                     -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $ 1,237,011    $(1,072,715)   $   329,187    $   (74,590)   $    81,973
                                                     ===========    ===========    ===========    ===========    ===========


(c) For the Period Beginning on February 1, 2000 and Ended December 31, 2000



  See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                                   ----------------------------------------------------------------------------
                                                                     International   International
                                                    International      Growth &          New                            Money
                                                       Growth           Income       Opportunities       Investors      Market
                                                   ---------------  --------------  -----------------  -------------  ---------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $    98,517    $    31,125       $    42,604      $         -    $  73,813
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                          (42,380)        (9,409)          (24,032)         (83,917)     (15,567)
     Administrative expense                                    -              -                 -                -            -
                                                     -----------    -----------       -----------      -----------    ---------

         Net investment income (loss)                     56,137         21,716            18,572          (83,917)      58,246

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                  70,310         30,716           235,300          197,427    1,705,350
     Cost of investments sold                             72,631         32,237           271,928          191,719    1,705,350
                                                     -----------    -----------       -----------      -----------    ---------

         Net realized gains (losses)                      (2,321)        (1,521)          (36,628)           5,708            -

Change in unrealized gains (losses)                     (525,659)        (5,967)       (1,206,046)      (2,207,395)           -
                                                     -----------    -----------       -----------      -----------    ---------

         Net realized and unrealized gains
             (losses) on investments                    (527,980)        (7,488)       (1,242,674)      (2,201,687)           -
                                                     -----------    -----------       -----------      -----------    ---------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $  (471,843)   $    14,228       $(1,224,102)     $(2,285,604)   $  58,246
                                                     ===========    ===========       ===========      ===========    =========


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                                   ---------------------------------------------------------------------
                                                                                     OTC &
                                                          New            New       Emerging                  Small Cap
                                                     Opportunities      Value       Growth      Research       Value
                                                   -----------------  ---------  -----------  ------------  ------------

NET INVESTMENT INCOME (LOSS)
Dividends                                            $   175,454       $ 4,364    $   13,173  $     2,914    $    2,666
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                          (98,550)       (3,652)      (30,567)     (19,027)       (5,893)
     Administrative expense                                    -             -             -            -             -
                                                     -----------       -------   -----------  -----------    ----------

         Net investment income (loss)                     76,904           712       (17,394)     (16,113)       (3,227)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     943        36,842       166,141      193,287        42,863
     Cost of investments sold                              1,138        35,821       216,413      185,784        41,101
                                                     -----------       -------   -----------  -----------    ----------

         Net realized gains (losses)                        (195)        1,021       (50,272)       7,503         1,762

Change in unrealized gains (losses)                   (5,048,414)       98,223    (2,442,462)    (154,822)      156,321
                                                     -----------       -------   -----------  -----------    ----------

         Net realized and unrealized gains
             (losses) on investments                  (5,048,609)       99,244    (2,492,734)    (147,319)      158,083
                                                     -----------       -------   -----------  -----------    ----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $(4,971,705)      $99,956   $(2,510,128) $  (163,432)   $  154,856
                                                     ===========       =======   ===========  ===========    ==========


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                                   -------------------------------------------------------------------------------
                                                     Technology (g)     Utilities       Vista         Voyager      Voyager II (i)
                                                   -----------------  --------------  -----------  ------------  -----------------

NET INVESTMENT INCOME (LOSS)
Dividends                                            $         -       $    12,794    $   5,010    $   411,637    $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                           (1,831)          (10,019)     (32,970)      (126,466)          (117)
     Administrative expense                                    -                 -            -              -              -
                                                     -----------       -----------    ---------    -----------    -----------

         Net investment income (loss)                     (1,831)            2,775      (27,960)       285,171           (117)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                   3,590            19,614        9,907         11,299            454
     Cost of investments sold                              3,869            18,697        9,044         12,372            482
                                                     -----------       -----------    ---------    -----------    -----------

         Net realized gains (losses)                        (279)              917          863         (1,073)           (28)

Change in unrealized gains (losses)                     (211,695)          171,335     (951,646)    (3,938,355)       (10,209)
                                                     -----------       -----------    ---------    -----------    -----------

         Net realized and unrealized gains
             (losses) on investments                    (211,974)          172,252     (950,783)    (3,939,428)       (10,237)
                                                     -----------       -----------    ---------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $  (213,805)      $   175,027    $(978,743)   $(3,654,257)   $   (10,354)
                                                     ===========       ===========    =========    ===========    ===========


      (g) For the Period Beginning on July 17, 2000 and Ended December 31, 2000

      (i) For the Period Beginning on October 2, 2000 and Ended December 31,
          2000

      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Franklin Templeton
                                                               Scudder Variable Life                 Variable Insurance
                                                            Investment Fund Sub-Accounts        Products Trust Sub-Accounts
                                                           ------------------------------  ------------------------------------
                                                               Money        21st Century   Templeton Asset      Templeton
                                                             Market (f)      Growth (f)      Strategy (d)    International (d)
                                                           --------------  --------------  ---------------  -------------------
NET INVESTMENT INCOME (LOSS)
Dividends                                                   $       71     $        -        $        -        $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                                     (3)            (5)               (4)              (151)
     Administrative expense                                         (3)            (4)                -                (13)
                                                            ----------     ----------        ----------         ----------

         Net investment income (loss)                               65             (9)               (4)              (164)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                             6              8                 4                129
     Cost of investments sold                                        6              9                 4                132
                                                            ----------     ----------        ----------         ----------

         Net realized gains (losses)                                 -             (1)                -                 (3)

Change in unrealized gains (losses)                                  -           (849)              210              1,660
                                                            ----------     ----------        ----------         ----------

         Net realized and unrealized gains
             (losses) on investments                                 -           (850)              210              1,657
                                                            ----------     ----------        ----------         ----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                             $       65     $     (859)       $      206         $    1,493
                                                            ==========     ==========        ==========         ==========

      (d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

      (f) For the Period Beginning on June 15, 2000 and Ended December 31, 2000

      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------

                                                         Van Kampen Life
                                                   Investment Trust Sub-Account    Wells Fargo Variable Trust Sub-Accounts
                                                  ------------------------------  ------------------------------------------
                                                                                                 Wells Fargo
                                                        LIT         LIT Emerging   Wells Fargo    VT Equity-     Wells Fargo
                                                    Comstock (d)     Growth (h)    VT Asset (d)   Income (d)     VT Growth (d)
                                                  ---------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $       -      $         -    $       338    $         9    $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                              -             (113)           (44)            (6)            (7)
     Administrative expense                                  -              (10)            (4)            (1)            (1)
                                                     ---------      -----------    -----------    -----------    -----------

         Net investment income (loss)                        -             (123)           290              2             (8)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     -              117            574              6              7
     Cost of investments sold                                -              116            599              6              8
                                                     ---------      -----------    -----------    -----------    -----------

         Net realized gains (losses)                         -                1            (25)             -             (1)

Change in unrealized gains (losses)                          -             (326)          (561)            82           (259)
                                                     ---------      -----------    -----------    -----------    -----------

         Net realized and unrealized gains
             (losses) on investments                         -             (325)          (586)            82           (260)
                                                     ---------      -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $       -      $      (448)   $      (296)   $        84    $      (268)
                                                     =========      ===========    ===========    ===========    ===========


      (d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

      (h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000

      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------


                                                        AIM Variable Insurance Funds Sub-Accounts
                                        -----------------------------------------------------------------------

                                                                                                      AIM V.I.
                                        AIM V.I. Aggressive Growth        AIM V.I. Balanced          Blue Chip
                                        --------------------------    --------------------------    -----------

                                           2000          1999 (a)        2000          1999 (a)        2000
                                        -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $   (24,354)   $      (154)   $    (7,443)   $       967    $   (14,295)
Net realized gains (losses)                  (5,053)             6          3,698              7         (1,548)
Change in unrealized gains (losses)        (463,486)        18,394       (125,980)         4,451       (338,853)
                                        -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                       (492,893)        18,246       (129,725)         5,425       (354,696)
                                        -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  3,095,064         43,819      2,327,512         49,251      3,441,906
Benefit payments                             (8,374)             -        (31,653)             -        (18,206)
Payments on termination                     (67,938)             -        (77,525)           (79)       (31,179)
Contract maintenance charge                    (705)           (48)          (471)           (24)          (593)
Transfers among the sub-accounts
     and with the Fixed Account-net       1,096,190        115,087        467,675         29,427        673,362
                                        -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions            4,114,237        158,858      2,685,538         78,575      4,065,290
                                        -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS         3,621,344        177,104      2,555,813         84,000      3,710,594

NET ASSETS AT BEGINNING OF PERIOD           177,104              -         84,000              -              -
                                        -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD             $ 3,798,448    $   177,104    $ 2,639,813    $    84,000    $ 3,710,594
                                        ===========    ===========    ===========    ===========    ===========




(a) For the Period Beginning October 25, 1999 and Ended December 31, 1999




See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------


                                                            AIM Variable Insurance Funds Sub-Accounts
                                        ----------------------------------------------------------------------------
                                                                                                        AIM V.I. Dent
                                        AIM V.I. Capital Appreciation    AIM V.I. Capital Development   Demographics
                                        -----------------------------    ----------------------------   ------------

                                            2000            1999             2000          1999 (a)         2000
                                        ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $    163,378    $    106,659    $     (5,425)   $        (60)   $    (10,953)
Net realized gains (losses)                  303,860          48,174             923               3          (2,737)
Change in unrealized gains (losses)       (2,222,681)      2,401,290         (19,087)          5,157        (374,174)
                                        ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from operations                      (1,755,443)      2,556,123         (23,589)          5,100        (387,864)
                                        ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   4,239,553       2,073,160         557,808          17,015       1,613,962
Benefit payments                            (179,250)        (23,548)         (7,662)              -               -
Payments on termination                     (562,428)       (225,136)         (3,251)              -         (28,270)
Contract maintenance charge                   (2,935)         (3,267)           (201)            (12)           (314)
Transfers among the sub-accounts
     and with the Fixed Account-net          777,178         408,212         362,282          23,912         569,620
                                        ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from capital transactions             4,272,118       2,229,421         908,976          40,915       2,154,998
                                        ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS          2,516,675       4,785,544         885,387          46,015       1,767,134

NET ASSETS AT BEGINNING OF PERIOD          9,089,681       4,304,137          46,015               -               -
                                        ------------    ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD             $ 11,606,356    $  9,089,681    $    931,402    $     46,015    $  1,767,134
                                        ============    ============    ============    ============    ============




(a) For the Period Beginning October 25, 1999 and Ended December 31, 1999





See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------


                                                            AIM Variable Insurance Funds Sub-Accounts
                                        --------------------------------------------------------------------------------------------

                                        AIM V.I. Diversified Income    AIM V.I. Global Utilities     AIM V. I. Government Securities
                                        ---------------------------    --------------------------    -------------------------------

                                            2000           1999            2000           1999           2000               1999
                                        -----------    -----------     -----------    -----------    -----------        -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $   127,433    $   134,461     $    80,284    $     8,710    $    54,651        $     8,970
Net realized gains (losses)                 (35,249)       (16,945)         23,817         20,121         (7,404)          (134,384)
Change in unrealized gains (losses)         (96,931)      (181,607)       (212,820)       236,069         59,552            (54,186)
                                        -----------    -----------     -----------    -----------    -----------        -----------

Increase (decrease) in net assets
     from operations                         (4,747)       (64,091)       (108,719)       264,900        106,799           (179,600)
                                        -----------    -----------     -----------    -----------    -----------        -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    493,606      1,187,532         939,124        734,901        470,387            635,526
Benefit payments                            (31,234)       (12,220)        (24,364)        (3,120)       (52,281)          (661,198)
Payments on termination                    (211,454)      (185,900)       (151,438)       (82,757)       (44,135)          (403,351)
Contract maintenance charge                    (374)          (810)           (622)          (463)          (459)               317
Transfers among the sub-accounts
     and with the Fixed Account-net        (197,479)       (46,215)        204,829        (53,342)       (50,599)        (1,749,948)
                                        -----------    -----------     -----------    -----------    -----------        -----------

Increase (decrease) in net assets
     from capital transactions               53,065        942,387         967,529        595,219        322,913         (2,178,654)
                                        -----------    -----------     -----------    -----------    -----------        -----------

INCREASE (DECREASE) IN NET ASSETS            48,318        878,296         858,810        860,119        429,712         (2,358,254)

NET ASSETS AT BEGINNING OF PERIOD         2,643,118      1,764,822       1,254,623        394,504      1,213,920          3,572,174
                                        -----------    -----------     -----------    -----------    -----------        -----------

NET ASSETS AT END OF PERIOD             $ 2,691,436    $ 2,643,118     $ 2,113,433    $ 1,254,623    $ 1,643,632        $ 1,213,920
                                        ===========    ===========     ===========    ===========    ===========        ===========





See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------


                                                                  AIM Variable Insurance Funds Sub-Accounts
                                        --------------------------------------------------------------------------------------------

                                               AIM V.I. Growth           AIM V.I. Growth and Income         AIM V.I. High Yield
                                        ----------------------------    ----------------------------    ----------------------------

                                            2000            1999            2000            1999            2000          1999 (a)
                                        ------------    ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $    196,397    $    247,751    $    278,851    $    (13,013)   $     32,512    $     384
Net realized gains (losses)                  159,117          64,861         347,456          78,066          (3,859)           -
Change in unrealized gains (losses)       (3,296,886)      1,792,381      (3,670,838)      3,178,263         (69,958)         (54)
                                        ------------    ------------    ------------    ------------    ------------    ----------

Increase (decrease) in net assets
     from operations                      (2,941,372)      2,104,993      (3,044,531)      3,243,316         (41,305)         330
                                        ------------    ------------    ------------    ------------    ------------    ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   3,934,988       3,265,114       4,333,808       5,424,896         291,838       17,103
Benefit payments                             (67,809)        (26,647)       (164,526)        (46,523)        (28,362)           -
Payments on termination                     (530,390)       (298,191)       (879,872)       (319,041)         (2,348)           -
Contract maintenance charge                   (2,997)         (3,399)         (4,411)         (5,525)            (41)         (5)
Transfers among the sub-accounts
     and with the Fixed Account-net          638,703         453,397       1,260,810         672,802          35,220            -
                                        ------------    ------------    ------------    ------------    ------------    ---------

Increase (decrease) in net assets
     from capital transactions             3,972,495       3,390,274       4,545,809       5,726,609         296,307       17,098
                                        ------------    ------------    ------------    ------------    ------------    ----------

INCREASE (DECREASE) IN NET ASSETS          1,031,123       5,495,267       1,501,278       8,969,925         255,002       17,428

NET ASSETS AT BEGINNING OF PERIOD          9,680,794       4,185,527      15,571,969       6,602,044          17,428            -
                                        ------------    ------------    ------------    ------------    ------------    ---------

NET ASSETS AT END OF PERIOD             $ 10,711,917    $  9,680,794    $ 17,073,247    $ 15,571,969    $    272,430    $  17,428
                                        ============    ============    ============    ============    ============    =========




(a) For the Period Beginning October 25, 1999 and Ended December 31, 1999




See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------


                                                            AIM Variable Insurance Funds Sub-Accounts
                                        -----------------------------------------------------------------------------

                                                                                                       AIM V.I. Tele-
                                        AIM V.I. International Equity       AIM V.I. Money Market      communications
                                        -----------------------------    --------------------------    --------------

                                            2000              1999           2000           1999           2000
                                        -----------       -----------    -----------    -----------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $   276,956       $   114,841    $    57,187    $    41,952    $      206,563
Net realized gains (losses)                  75,842            52,517              -              -            (7,550)
Change in unrealized gains (losses)      (2,076,303)        1,419,551              -              -        (1,129,394)
                                        -----------       -----------    -----------    -----------    --------------

Increase (decrease) in net assets
     from operations                     (1,723,505)        1,586,909         57,187         41,952          (930,381)
                                        -----------       -----------    -----------    -----------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  2,141,156         1,110,124        575,101      1,305,204         1,981,414
Benefit payments                           (130,710)          (27,341)       (21,172)       (28,371)                -
Payments on termination                    (159,113)          (93,590)      (391,345)      (413,731)          (13,711)
Contract maintenance charge                    (898)           (1,428)          (281)          (468)             (426)
Transfers among the sub-accounts
     and with the Fixed Account-net         331,968           298,246       (262,860)      (295,054)          807,328
                                        -----------       -----------    -----------    -----------    --------------

Increase (decrease) in net assets
     from capital transactions            2,182,403         1,286,011       (100,557)       567,580         2,774,605
                                        -----------       -----------    -----------    -----------    --------------

INCREASE (DECREASE) IN NET ASSETS           458,898         2,872,920        (43,370)       609,532         1,844,224

NET ASSETS AT BEGINNING OF PERIOD         4,836,046         1,963,126      1,577,584        968,052                 -
                                        -----------       -----------    -----------    -----------    --------------

NET ASSETS AT END OF PERIOD             $ 5,294,944       $ 4,836,046    $ 1,534,214    $ 1,577,584    $    1,844,224
                                        ===========       ===========    ===========    ===========    ==============




See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                                   Dreyfus        Dreyfus Socially
                                                                                                   Variable          Responsible
                                         AIM Variable Insurance      Delaware Group Premium    Investment Fund   Growth Fund, Inc.
                                           Funds Sub-Accounts        Fund, Inc. Sub-Accounts     Sub-Account         Sub-Account
                                       --------------------------  --------------------------  ---------------  -------------------
                                                                     Delaware                                     Dreyfus Socially
                                                                     GP Small      Delaware      VIF Capital         Responsible
                                             AIM V.I. Value          Cap Value     GP Trend      Appreciation    Growth Fund, Inc.
                                       --------------------------  ------------  ------------  ---------------  -------------------

                                           2000          1999        2000 (d)      2000 (d)        2000 (d)           2000 (d)
                                       ------------  ------------  ------------  ------------  ---------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $    758,820  $    168,635  $       (254) $       (170) $           170  $           599
Net realized gains (losses)                 439,458        70,759             5            (9)              (2)             (14)
Change in unrealized gains (losses)      (5,608,496)    3,419,919         7,895        (6,949)            (656)          (8,346)
                                       ------------  ------------  ------------  ------------  ---------------  ---------------

Increase (decrease) in net assets
     from operations                     (4,410,218)    3,659,313         7,646        (7,128)            (488)          (7,761)
                                       ------------  ------------  ------------  ------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  8,090,242    11,613,584        73,608        57,969            7,500          109,081
Benefit payments                           (185,910)      (57,538)            -             -                -                -
Payments on termination                  (1,363,155)     (646,773)            -             -                -             (525)
Contract maintenance charge                  (9,257)       (7,380)          (13)           (8)              (2)             (16)
Transfers among the sub-accounts
     and with the Fixed Account-net         332,070       584,939         2,268           256            5,756            1,616
                                       ------------  ------------  ------------  ------------  ---------------  ---------------

Increase (decrease) in net assets
     from capital transactions            6,863,990    11,486,832        75,863        58,217           13,254          110,156
                                       ------------  ------------  ------------  ------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS         2,453,772    15,146,145        83,509        51,089           12,766          102,395

NET ASSETS AT BEGINNING OF PERIOD        22,296,222     7,150,077             -             -                -                -
                                       ------------  ------------  ------------  ------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD            $ 24,749,994  $ 22,296,222  $     83,509  $     51,089  $        12,766  $       102,395
                                       ============  ============  ============  ============  ===============  ===============








(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000







See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------


                                      Dreyfus Stock
                                       Index Fund
                                       Sub-Account        Fidelity Variable Insurance Products Fund Sub-Accounts
                                      -------------  ---------------------------------------------------------------

                                      Dreyfus Stock  VIP Equity-                VIP Growth    VIP High
                                       Index Fund      Income     VIP Growth   Opportunities   Income   VIP Overseas
                                      -------------  -----------  ----------   -------------  --------  ------------

                                        2000 (d)       2000 (d)     2000 (d)      2000 (d)    2000 (h)    2000 (d)
                                      -------------  -----------  ----------   -------------  --------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $       3,868    $     (31) $     (397)   $       (114) $      -  $       (100)
Net realized gains (losses)                     (18)           -        (159)             (7)        -            (6)
Change in unrealized gains (losses)         (18,356)         708      (7,245)         (3,914)        1        (2,685)
                                      -------------  -----------  ----------   -------------  --------  ------------

Increase (decrease) in net assets
     from operations                        (14,506)         677      (7,801)         (4,035)        1        (2,791)
                                      -------------  -----------  ----------   -------------  --------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    282,927       15,706     361,134          48,229       275        47,864
Benefit payments                                  -            -           -               -         -             -
Payments on termination                           -            -         370               -         -             -
Contract maintenance charge                     (40)          (3)        (54)             (7)        -            (7)
Transfers among the sub-accounts
     and with the Fixed Account-net          (3,240)       1,509        (214)            190         -         1,214
                                      -------------  -----------  ----------   -------------  --------  ------------

Increase (decrease) in net assets
     from capital transactions              279,647       17,212     361,236          48,412       275        49,071
                                      -------------  -----------  ----------   -------------  --------  ------------

INCREASE (DECREASE) IN NET ASSETS           265,141       17,889     353,435          44,377       276        46,280

NET ASSETS AT BEGINNING OF PERIOD                 -            -           -               -         -             -
                                      -------------  -----------  ----------   -------------  --------  ------------

NET ASSETS AT END OF PERIOD           $     265,141  $    17,889  $  353,435   $      44,377  $    276  $     46,280
                                      =============  ===========  ==========   =============  ========  ============




(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                           Fidelity Variable Insurance
                                          Products Fund II Sub-Accounts             HSBC Variable Insurance Funds Sub-Accounts
                                      -------------------------------------   -----------------------------------------------------

                                                                                                                        HSBC VI
                                          VIP II         VIP II Investment      HSBC VI Cash       HSBC VI Fixed         Growth
                                        Contrafund          Grade Bond           Management           Income            & Income
                                      ---------------   -------------------   ----------------   -----------------  ---------------

                                         2000 (d)              2000 (h)            2000 (e)           2000 (e)           2000 (e)
                                      ---------------   -------------------   ----------------   -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $         (427)   $                -    $         1,708    $            103   $         (823)
Net realized gains (losses)                       (9)                    -                  -                   1                6
Change in unrealized gains (losses)           (4,207)                    1                  -                   -            2,809
                                      --------------    ------------------    ---------------    ----------------   --------------

Increase (decrease) in net assets
     from operations                          (4,643)                    1              1,708                 104            1,992
                                      --------------    ------------------    ---------------    ----------------   --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     187,166                 1,375            211,348              19,963          368,763
Benefit payments                                   -                     -                  -                   -                -
Payments on termination                            -                     -             (3,000)                  -             (700)
Contract maintenance charge                      (28)                    -                (24)                 (4)             (57)
Transfers among the sub-accounts
     and with the Fixed Account-net            4,538                     -            (55,064)              5,332            3,300
                                      --------------    ------------------    ---------------    ----------------   --------------

Increase (decrease) in net assets
     from capital transactions               191,676                 1,375            153,260              25,291          371,306
                                      --------------    ------------------    ---------------    ----------------   --------------

INCREASE (DECREASE) IN NET ASSETS            187,033                 1,376            154,968              25,395          373,298

NET ASSETS AT BEGINNING OF PERIOD                  -                     -                  -                   -                -
                                      --------------    ------------------    ---------------    ----------------   --------------

NET ASSETS AT END OF PERIOD           $      187,033    $            1,376    $       154,968    $         25,395   $      373,298
                                      ==============    ==================    ===============    ================   ==============
                                             MFS Variable
                                           Insurance Trust
                                            Sub-Accounts
                                         -------------------


                                              MFS High
                                               Income
                                         -------------------

                                              2000 (h)
                                         -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)             $                -
Net realized gains (losses)                               -
Change in unrealized gains (losses)                      (1)
                                         ------------------

Increase (decrease) in net assets
     from operations                                     (1)
                                         ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              1,000
Benefit payments                                          -
Payments on termination                                   -
Contract maintenance charge                               -
Transfers among the sub-accounts
     and with the Fixed Account-net                       -
                                         ------------------

Increase (decrease) in net assets
     from capital transactions                        1,000
                                         ------------------

INCREASE (DECREASE) IN NET ASSETS                       999

NET ASSETS AT BEGINNING OF PERIOD                         -
                                         ------------------

NET ASSETS AT END OF PERIOD              $              999
                                         ==================





(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(e) For the Period Beginning on May 30, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------


                                          MFS Variable
                                        Insurance Trust
                                          Sub-Accounts               Oppenheimer Variable Account Funds Sub-Accounts
                                       -------------------   ----------------------------------------------------------------

                                                                Oppenheimer           Oppenheimer            Oppenheimer
                                            MFS New              Aggressive             Capital              Main Street
                                           Discovery               Growth             Appreciation         Growth & Income
                                       -------------------   -------------------   -------------------   --------------------

                                            2000 (h)              2000 (d)              2000 (h)              2000 (d)
                                       -------------------   -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $              (50)   $             (157)   $                -    $            (1,134)
Net realized gains (losses)                             2                  (278)                    -                    (30)
Change in unrealized gains (losses)                 5,017               (15,250)                   (8)               (22,673)
                                       ------------------    ------------------    ------------------    -------------------

Increase (decrease) in net assets
     from operations                                4,969               (15,685)                   (8)               (23,837)
                                       ------------------     -----------------    ------------------    -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           56,299               111,267                   825                350,007
Benefit payments                                        -                     -                     -                      -
Payments on termination                                 -                   507                     -                   (525)
Contract maintenance charge                            (9)                  (15)                    -                    (50)
Transfers among the sub-accounts
     and with the Fixed Account-net                     -                   841                     -                  2,286
                                       ------------------   -------------------    ------------------    -------------------

Increase (decrease) in net assets
     from capital transactions                     56,290               112,600                   825                351,718
                                       ------------------    ------------------    ------------------    -------------------

INCREASE (DECREASE) IN NET ASSETS                  61,259                96,915                   817                327,881

NET ASSETS AT BEGINNING OF PERIOD                       -                     -                     -                      -
                                       ------------------    ------------------    ------------------    -------------------

NET ASSETS AT END OF PERIOD            $           61,259    $           96,915    $              817    $           327,881
                                       ==================    ==================    ==================    ===================
                                       Oppenheimer Variable Account Funds Sub-Accounts
                                       -----------------------------------------------

                                           Oppenheimer                Oppenheimer
                                            Small Cap                  Strategic
                                             Growth                       Bond
                                       --------------------        -------------------

                                            2000 (d)                    2000 (d)
                                       --------------------        -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $                (1)        $             (166)
Net realized gains (losses)                              -                         (1)
Change in unrealized gains (losses)                    (78)                       207
                                       -------------------         ------------------

Increase (decrease) in net assets
     from operations                                   (79)                        40
                                       -------------------         ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                             2,175                     89,566
Benefit payments                                         -                          -
Payments on termination                                  -                          -
Contract maintenance charge                              -                        (14)
Transfers among the sub-accounts
     and with the Fixed Account-net                      -                        500
                                       -------------------         ------------------

Increase (decrease) in net assets
     from capital transactions                       2,175                     90,052
                                       -------------------         ------------------

INCREASE (DECREASE) IN NET ASSETS                    2,096                     90,092

NET ASSETS AT BEGINNING OF PERIOD                        -                          -
                                       -------------------        -------------------

NET ASSETS AT END OF PERIOD            $             2,096         $           90,092
                                       ===================         ==================








(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000





See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------


                                                                       Putnam Variable Trust Sub-Accounts
                                      --------------------------------------------------------------------------------------

                                           American
                                          Government                                                         Capital
                                            Income                     Asia Pacific Growth                 Appreciation
                                      -------------------   -----------------------------------------   --------------------

                                           2000 (c)                2000                1999 (b)              2000 (i)
                                      -------------------   -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $           12,536    $            2,362    $                -    $               (40)
Net realized gains (losses)                            7                (1,703)                    -                      -
Change in unrealized gains (losses)                  717               (87,973)                    -                  1,176
                                      ------------------    ------------------    ------------------    -------------------

Increase (decrease) in net assets
     from operations                              13,260               (87,314)                    -                  1,136
                                      ------------------    ------------------    ------------------   -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         273,399               241,028                     -                 78,130
Benefit payments                                       -                     -                     -                      -
Payments on termination                             (539)               (6,789)                    -                      -
Contract maintenance charge                          (73)                  (34)                    -                    (14)
Transfers among the sub-accounts
     and with the Fixed Account-net              192,136                73,105                     -                  9,756
                                      ------------------    ------------------    ------------------    -------------------

Increase (decrease) in net assets
     from capital transactions                   464,923               307,310                     -                 87,872
                                      ------------------    ------------------    ------------------    -------------------

INCREASE (DECREASE) IN NET ASSETS                478,183               219,996                     -                 89,008

NET ASSETS AT BEGINNING OF PERIOD                      -                     -                     -                      -
                                      ------------------    ------------------    ------------------    -------------------

NET ASSETS AT END OF PERIOD           $          478,183    $          219,996    $                -    $            89,008
                                      ==================    ==================    ==================    ===================
                                          Putnam Variable Trust Sub-Accounts
                                      ------------------------------------------

                                                    Diversified Income
                                      ------------------------------------------

                                             2000                 1999 (b)
                                      --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $            (2,567)   $                -
Net realized gains (losses)                        (3,436)                    -
Change in unrealized gains (losses)               (18,440)                    -
                                      -------------------    ------------------

Increase (decrease) in net assets
     from operations                              (24,443)                    -
                                      -------------------    ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                        1,707,108                     -
Benefit payments                                        -                     -
Payments on termination                           (32,990)                    -
Contract maintenance charge                          (457)                    -
Transfers among the sub-accounts
     and with the Fixed Account-net             1,349,590                     -
                                      -------------------    ------------------

Increase (decrease) in net assets
     from capital transactions                  3,023,251                     -
                                      -------------------    ------------------

INCREASE (DECREASE) IN NET ASSETS               2,998,808                     -

NET ASSETS AT BEGINNING OF PERIOD                       -                     -
                                      -------------------    ------------------

NET ASSETS AT END OF PERIOD           $         2,998,808    $                -
                                      ===================    ==================





(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999

(c) For the Period Beginning on February 1, 2000 and Ended December 31, 2000

(i) For the Period Beginning on October 2, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                Putnam Variable Trust Sub-Accounts
                                      -------------------------------------------------------------------------------------------
                                                The George
                                           Putnam Fund of Boston      Global Asset Allocation              Global Growth
                                      ----------------------------- ----------------------------   ------------------------------
                                          2000          1999 (b)        2000           1999 (b)        2000            1999 (b)
                                      -------------  -------------  -------------   -------------  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $    (17,161)  $         -   $      5,169     $         -    $     94,695     $          -
Net realized gains (losses)                  2,241             -           (337)              -          (1,320)               -
Change in unrealized gains (losses)        228,217             -        (16,440)              -      (1,461,502)               -
                                      ------------   ------------  ------------     ------------   ------------     ------------

Increase (decrease) in net assets
     from operations                       213,297             -        (11,608)              -      (1,368,127)               -
                                      -------------  ------------- -------------    ------------   ------------     ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                 2,355,800             -        593,314              -        4,731,916                -
Benefit payments                                 -             -              -              -          (13,424)               -
Payments on termination                    (18,164)            -         (5,745)             -         (101,201)               -
Contract maintenance charge                   (464)            -           (120)             -             (888)               -
Transfers among the sub-accounts
   and with the Fixed Account-net          492,653             -        212,922              -        2,582,813                -
                                      -------------  ------------- ------------    ------------    ------------    -------------
Increase (decrease) in net assets
     from capital transactions           2,829,825             -        800,371              -        7,199,216                -
                                      -------------  ------------- ------------    -------------   ------------    -------------

INCREASE (DECREASE) IN NET ASSETS        3,043,122             -        788,763              -        5,831,089                -

NET ASSETS AT BEGINNING OF PERIOD                -             -               -             -                -                -
                                      -------------  ------------- ------------    ------------    ------------    -------------

NET ASSETS AT END OF PERIOD           $  3,043,122   $         -   $    788,763    $         -     $  5,831,089    $           -
                                      =============  ============= ============    ============    ============    =============








(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999







See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                        --------------------------------------------------------------------------------

                                                                            Growth
                                                 Growth & Income         Opportunities          Health Sciences
                                        ------------------------------   -------------    ------------------------------

                                             2000           1999 (b)        2000 (c)          2000            1999 (b)
                                        -------------    -------------   -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $     121,215    $          -    $     (22,060)   $     (20,604)   $          -
Net realized gains (losses)                     5,030               -           (3,540)           2,169               -
Change in unrealized gains (losses)         1,110,766               -       (1,047,115)         347,622               -
                                        -------------    -------------   -------------    -------------    -------------

Increase (decrease) in net assets
     from operations                        1,237,011               -       (1,072,715)         329,187               -
                                        -------------    -------------   -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   11,977,077               -        3,250,905        3,094,493               -
Benefit payments                               (9,712)              -                -                -               -
Payments on termination                      (228,684)              -          (52,572)         (28,487)              -
Contract maintenance charge                    (3,017)              -             (539)            (747)              -
Transfers among the sub-accounts
     and with the Fixed Account-net         6,833,088               -        1,411,457        1,511,730               -
                                        -------------    -------------   -------------    -------------    -------------

Increase (decrease) in net assets
     from capital transactions             18,568,752               -        4,609,251        4,576,989               -
                                        -------------    -------------   -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS          19,805,763               -        3,536,536        4,906,176               -

NET ASSETS AT BEGINNING OF PERIOD                  -                -               -                -                -
                                        -------------    -------------   -------------    -------------    -------------

NET ASSETS AT END OF PERIOD             $  19,805,763    $          -    $   3,536,536    $   4,906,176    $          -
                                        =============    =============   =============    =============    =============






(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999

(c) For the Period Beginning on February 1, 2000 and Ended December 31, 2000


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------


                                                              Putnam Variable Trust Sub-Accounts
                                      ------------------------------------------------------------------------------------------

                                               High Yield                       Income                   International Growth
                                      ----------------------------   ----------------------------   ----------------------------


                                          2000           1999 (b)        2000           1999 (b)        2000           1999 (b)
                                      ------------    ------------   ------------    ------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $     7,357     $         -    $    (1,904)    $         -    $    56,137     $         -
Net realized gains (losses)                (3,377)              -             99               -         (2,321)              -
Change in unrealized gains (losses)       (78,570)              -         83,778               -       (525,659)              -
                                      -----------     ------------   -----------     ------------   -----------     ------------

Increase (decrease) in net assets
     from operations                      (74,590)              -         81,973               -       (471,843)              -
                                      -----------     ------------   -----------     ------------   -----------     ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  828,293               -      1,590,374               -      5,328,656               -
Benefit payments                             (172)              -              -               -           (362)              -
Payments on termination                   (16,324)              -        (33,023)              -        (79,196)              -
Contract maintenance charge                  (173)              -           (355)              -         (1,192)              -
Transfers among the sub-accounts
     and with the Fixed Account-net       401,730               -        689,099               -      3,048,105               -
                                      -----------     ------------   -----------     ------------   -----------     -----------

Increase (decrease) in net assets
     from capital transactions          1,213,354               -      2,246,095               -      8,296,011               -
                                      -----------     ------------   -----------     ------------   -----------     ------------

INCREASE (DECREASE) IN NET ASSETS       1,138,764               -      2,328,068               -      7,824,168               -

NET ASSETS AT BEGINNING OF PERIOD              -                -              -               -              -               -
                                      -----------     ------------   -----------     ------------   -----------     ------------

NET ASSETS AT END OF PERIOD           $ 1,138,764     $         -    $ 2,328,068     $         -    $ 7,824,168     $         -
                                      ===========     ===========    ===========     ===========    ===========     ============






(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999




See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                        -----------------------------------------------------------------------------------------

                                        International Growth & Income International New Opportunities         Investors
                                        ----------------------------- -------------------------------  --------------------------

                                              2000       1999 (b)          2000         1999 (b)          2000         1999 (b)
                                        -------------   -----------   -------------   -------------  --------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)             $    21,716    $        -     $    18,572     $         -    $    (83,917)    $       -
Net realized gains (losses)                   (1,521)            -         (36,628)              -           5,708             -
Change in unrealized gains (losses)           (5,967)            -      (1,206,046)              -      (2,207,395)            -
                                        ------------    ----------     -----------     -----------    ------------     ---------

Increase (decrease) in net assets
     from operations                          14,228             -      (1,224,102)              -      (2,285,604)            -
                                        ------------    ----------     -----------     -----------    ------------     ---------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS

Deposits                                   1,189,344             -       3,293,778               -      11,165,957             -
Benefit payments                              (1,608)            -            (166)              -         (47,284)            -
Payments on termination                      (13,871)            -         (42,649)              -        (166,897)            -
Contract maintenance charge                     (254)            -            (451)              -          (2,135)            -
Transfers among the sub-accounts
     and with the Fixed Account-net          482,304             -         932,600               -       5,350,822             -
                                        ------------    ----------     -----------     -----------    ------------     ---------

Increase (decrease) in net assets
     from capital transactions             1,655,915             -       4,183,112               -      16,300,463             -
                                        ------------    ----------     -----------     -----------    ------------     ---------

INCREASE (DECREASE) IN NET ASSETS          1,670,143             -       2,959,010               -      14,014,859             -

NET ASSETS AT BEGINNING OF PERIOD                  -             -               -               -               -             -
                                        ------------    ----------     -----------     -----------    ------------     ---------

NET ASSETS AT END OF PERIOD              $ 1,670,143    $        -     $ 2,959,010     $         -    $ 14,014,859     $       -
                                        ============    ==========     ===========     ===========    ============     =========


(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                       --------------------------------------------------------------------------------------

                                               Money Market                New Opportunities               New Value
                                       ---------------------------   -----------------------------  -------------------------

                                            2000        1999 (b)          2000         1999 (b)       2000         1999 (b)
                                       -------------   -----------   --------------   ------------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $    58,246   $         -   $       76,904   $          -  $       712   $         -
Net realized gains (losses)                       -             -             (195)             -        1,021             -
Change in unrealized gains (losses)               -             -       (5,048,414)             -       98,223             -
                                        -----------   -----------   --------------   ------------  -----------   -----------

Increase (decrease) in net assets
     from operations                         58,246             -       (4,971,705)             -       99,956             -
                                        -----------   -----------   --------------   ------------  -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  3,639,819             -       13,467,653              -      540,925             -
Benefit payments                                  -             -          (18,738)             -            -             -
Payments on termination                    (120,601)            -         (215,704)             -       (1,845)            -
Contract maintenance charge                    (395)            -           (2,117)             -         (136)            -
Transfers among the sub-accounts
     and with the Fixed Account-net        (986,612)            -        5,634,928              -      251,575             -
                                        -----------   -----------   --------------   ------------  -----------   -----------

Increase (decrease) in net assets
     from capital transactions            2,532,211             -       18,866,022              -      790,519             -
                                        -----------   -----------   --------------   ------------  -----------   -----------

INCREASE (DECREASE) IN NET ASSETS         2,590,457             -       13,894,317              -      890,475             -

NET ASSETS AT BEGINNING OF PERIOD                 -             -                -              -            -             -
                                        -----------   -----------   --------------   ------------  -----------   -----------

NET ASSETS AT END OF PERIOD             $ 2,590,457   $         -   $   13,894,317   $         -   $   890,475   $         -
                                        ===========   ===========   ==============   ============  ===========   ===========



(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                          ---------------------------------------------------------------------------------------

                                             OTC & Emerging Growth                Research                 Small Cap Value
                                          ---------------------------   ----------------------------  ---------------------------

                                               2000        1999 (b)          2000        1999 (b)         2000         1999 (b)
                                          -------------   -----------   -------------   ------------  -------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)              $    (17,394)  $         -   $     (16,113)  $          -  $      (3,227)  $         -
Net realized gains (losses)                    (50,272)            -           7,503              -          1,762             -
Change in unrealized gains (losses)         (2,442,462)            -        (154,822)             -        156,321             -
                                          ------------   -----------   -------------   ------------  -------------   -----------

Increase (decrease) in net assets
     from operations                        (2,510,128)            -        (163,432)             -        154,856             -
                                          ------------   -----------   -------------   ------------  -------------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     4,324,833             -       2,472,605              -        814,756             -
Benefit payments                                  (345)            -            (179)             -              -             -
Payments on termination                        (61,068)            -         (34,917)             -         (6,824)            -
Contract maintenance charge                       (519)            -            (579)             -           (222)            -
Transfers among the sub-accounts
     and with the Fixed Account-net          1,652,612             -       1,527,927              -        494,506             -
                                          ------------   -----------   -------------   ------------  -------------   -----------

Increase (decrease) in net assets
     from capital transactions               5,915,513             -       3,964,857              -      1,302,216             -
                                          ------------   -----------   -------------   ------------  -------------   -----------

INCREASE (DECREASE) IN NET ASSETS            3,405,385             -       3,801,425              -      1,457,072             -

NET ASSETS AT BEGINNING OF PERIOD                    -             -               -              -              -             -
                                          ------------   -----------   -------------   ------------  -------------   -----------

NET ASSETS AT END OF PERIOD               $  3,405,385   $         -   $   3,801,425   $          -  $   1,457,072   $         -
                                          ============   ===========   =============   ============  =============   ===========


(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                               ---------------------------------------------------------------------------

                                                Technology                Utilities                       Vista
                                               --------------   ---------------------------   ----------------------------

                                                   2000 (g)          2000        1999 (b)          2000       1999 (b)
                                               --------------   -------------   -----------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $      (1,831)  $       2,775   $         -   $     (27,960) $           -
Net realized gains (losses)                             (279)            917             -             863              -
Change in unrealized gains (losses)                 (211,695)        171,335             -        (951,646)             -
                                               -------------   -------------   -----------   -------------  -------------

Increase (decrease) in net assets
     from operations                                (213,805)        175,027             -        (978,743)             -
                                               -------------   -------------   -----------   -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                             660,049       1,425,254             -       4,674,319              -
Benefit payments                                           -            (198)            -            (187)             -
Payments on termination                               (7,650)        (24,213)            -         (90,622)             -
Contract maintenance charge                              (92)           (369)            -            (954)             -
Transfers among the sub-accounts
     and with the Fixed Account-net                  162,570         849,122             -       2,657,586              -
                                               -------------   -------------   -----------   -------------  -------------

Increase (decrease) in net assets
     from capital transactions                       814,877       2,249,596             -       7,240,142              -
                                               -------------   -------------   -----------   -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                    601,072       2,424,623             -       6,261,399              -

NET ASSETS AT BEGINNING OF PERIOD                          -               -             -               -              -
                                               -------------   -------------   -----------   -------------  -------------

NET ASSETS AT END OF PERIOD                    $     601,072   $   2,424,623   $         -   $   6,261,399  $           -
                                               =============   =============   ===========   =============  =============



(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999

(g) For the Period Beginning on July 17, 2000 and Ended December 31, 2000


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Scudder Variable Life
                                                 Putnam Variable Trust Sub-Accounts       Investment Fund Sub-Accounts
                                            ------------------------------------------    -----------------------------

                                                                                              Money      21st Century
                                                         Voyager            Voyager II        Market        Growth
                                            ----------------------------   ------------   -------------  --------------

                                                   2000       1999 (b)       2000 (i)        2000 (f)        2000 (f)
                                            --------------   -----------   ------------   -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $     285,171   $         -   $       (117)  $          65  $           (9)
Net realized gains (losses)                        (1,073)            -            (28)              -              (1)
Change in unrealized gains (losses)            (3,938,355)            -        (10,209)              -            (849)
                                            -------------   -----------   ------------   -------------  --------------

Increase (decrease) in net assets
     from operations                           (3,654,257)            -        (10,354)             65            (859)
                                            -------------   -----------   ------------   -------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       17,688,274             -         91,960          21,967               -
Benefit payments                                  (21,524)            -              -               -               -
Payments on termination                          (295,535)            -              -               -               -
Contract maintenance charge                        (3,178)            -            (14)             (3)             (1)
Transfers among the sub-accounts
     and with the Fixed Account-net             7,150,299             -          8,362               -          10,033
                                            -------------   -----------   ------------   -------------  --------------

Increase (decrease) in net assets
     from capital transactions                 24,518,336             -        100,308          21,964          10,032
                                            -------------   -----------   ------------   -------------  --------------

INCREASE (DECREASE) IN NET ASSETS              20,864,079             -         89,954          22,029           9,173

NET ASSETS AT BEGINNING OF PERIOD                       -             -              -               -               -
                                            -------------   -----------   ------------   -------------  --------------

NET ASSETS AT END OF PERIOD                 $  20,864,079   $         -   $     89,954   $      22,029  $        9,173
                                            =============   ===========   ============   =============  ==============

(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999

(f) For the Period Beginning on June 15, 2000 and Ended December 31, 2000

(i) For the Period Beginning on October 2, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------

                                                           Franklin Templeton                         Van Kampen
                                                          Variable Insurance                       Life Investment
                                                       Products Trust Sub-Accounts                Trust Sub-Account
                                                  --------------------------------------  --------------------------------

                                                     Templeton             Templeton                        LIT Emerging
                                                   Asset Strategy        International     LIT Comstock        Growth
                                                  ------------------   ----------------   --------------   ---------------

                                                       2000 (d)              2000 (d)         2000 (d)         2000 (h)
                                                  ------------------   ----------------   --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                      $              (4)  $           (164)  $            -   $          (123)
Net realized gains (losses)                                       -                 (3)               -                 1
Change in unrealized gains (losses)                             210              1,660                -              (326)
                                                  -----------------    ---------------    -------------    --------------

Increase (decrease) in net assets
     from operations                                            206              1,493                -              (448)
                                                  -----------------    ---------------    -------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                      6,390             81,439            3,901           124,148
Benefit payments                                                  -                  -                -                 -
Payments on termination                                           -                  -                -                 -
Contract maintenance charge                                      (1)               (13)              (1)              (19)
Transfers among the sub-accounts
     and with the Fixed Account-net                               -                  -                -               602
                                                  -----------------    ---------------    -------------    --------------

Increase (decrease) in net assets
     from capital transactions                                6,389             81,426            3,900           124,731
                                                  -----------------    ---------------    -------------    --------------

INCREASE (DECREASE) IN NET ASSETS                             6,595             82,919            3,900           124,283

NET ASSETS AT BEGINNING OF PERIOD                                 -                  -                -                 -
                                                  -----------------    ---------------    -------------    --------------

NET ASSETS AT END OF PERIOD                       $           6,595    $        82,919    $       3,900    $      124,283
                                                  =================    ===============    =============    ==============



(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                       Wells Fargo Variable Trust Sub-Accounts
                                                            ---------------------------------------------------------------
                                                                                     Wells Fargo
                                                               Wells Fargo            VT Equity-           Wells Fargo
                                                                 VT Asset               Income              VT Growth
                                                            -------------------   -------------------   -------------------

                                                                 2000 (d)              2000 (d)              2000 (d)
                                                            -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                                 $             290     $               2     $              (8)
Net realized gains (losses)                                                (25)                    -                    (1)
Change in unrealized gains (losses)                                       (561)                   82                  (259)
                                                             -----------------     -----------------     -----------------

Increase (decrease) in net assets
     from operations                                                      (296)                   84                  (268)
                                                             -----------------     -----------------     -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                                     -                     -                 3,796
Benefit payments                                                             -                     -                     -
Payments on termination                                                   (526)                    -                     -
Contract maintenance charge                                                 (1)                    -                    (1)
Transfers among the sub-accounts
     and with the Fixed Account-net                                      7,498                 2,666                     -
                                                             -----------------     -----------------     -----------------

Increase (decrease) in net assets
     from capital transactions                                           6,971                 2,666                 3,795
                                                             -----------------     -----------------     -----------------

INCREASE (DECREASE) IN NET ASSETS                                        6,675                 2,750                 3,527

NET ASSETS AT BEGINNING OF PERIOD                                            -                     -                     -
                                                             -----------------     -----------------     -----------------

NET ASSETS AT END OF PERIOD                                  $           6,675     $           2,750     $           3,527
                                                             =================     =================     =================


(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Allstate New York issues seven variable annuity contracts, the AIM Lifetime Plus-SM- ("Lifetime Plus"), the AIM Lifetime Plus-SM- II ("Lifetime Plus II"), the Scudder Horizon Advantage ("Scudder"), the Putnam Allstate Advisor ("Putnam"), the Allstate Custom Portfolio ("Custom"), the AFA SelectDirections ("SelectDirections"), and the Allstate Provider ("Provider") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds").

      AIM VARIABLE INSURANCE FUNDS                                FIDELITY VARIABLE INSURANCE PRODUCTS FUND
        AIM V.I. Aggressive Growth                                  VIP Equity-Income
        AIM V.I. Balanced                                           VIP Growth
        AIM V.I. Blue Chip                                          VIP Growth Opportunities
        AIM V.I. Capital Appreciation                               VIP High Income
        AIM V.I. Capital Development                                VIP Overseas
        AIM V.I. Dent Demographics                                FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
        AIM V.I. Diversified Income                                 VIP II Contrafund
        AIM V.I. Global Utilities                                   VIP II Investment Grade Bond
        AIM V.I. Government Securities                            GOLDMAN SACHS VARIABLE INSURANCE TRUST
        AIM V.I. Growth                                             VIT Capital Growth
        AIM V.I. Growth and Income                                  VIT CORE Small Cap Equity
        AIM V.I. High Yield                                         VIT CORE U.S. Equity
        AIM V.I. International Equity                               VIT Global Income
        AIM V.I. Money Market                                       VIT International Equity
        AIM V.I. Telecommunications                               HSBC VARIABLE INSURANCE FUNDS
        AIM V.I. Value                                              HSBC VI Cash Management
      DELAWARE GROUP PREMIUM FUND, INC.                             HSBC VI Fixed Income
        Delaware GP Small Cap Value                                 HSBC VI Growth & Income
        Delaware GP Trend                                         MFS VARIABLE INSURANCE TRUST
      DREYFUS VARIABLE INVESTMENT FUND                              MFS Emerging Growth
        VIF Capital Appreciation                                    MFS Growth with Income
        VIF Growth & Income                                         MFS High Income
        VIF Money Market                                            MFS New Discovery
      DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                MFS Research
      DREYFUS STOCK INDEX FUND

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      OPPENHEIMER VARIABLE ACCOUNT FUNDS                      SCUDDER VARIABLE LIFE INVESTMENT FUND
        Oppenheimer Aggressive Growth                           Balanced
        Oppenheimer Capital Appreciation                        Bond
        Oppenheimer Global Securities                           Capital Growth
        Oppenheimer Main Street Growth & Income                 Global Discovery
        Oppenheimer Small Cap Growth                            Growth & Income
        Oppenheimer Strategic Bond                              International
      PUTNAM VARIABLE TRUST                                     Large Company Growth
        American Government Income                              Money Market
        Asia Pacific                                            21st Century Growth
        Capital Appreciation                                  FRANKLIN TEMPLETON VARIABLE INSURANCE
        Diversified Income                                    PRODUCTS TRUST
        The George Putnam Fund of Boston                        Franklin Small Cap
        Global Asset Allocation                                 Templeton Asset Strategy
        Global Growth                                           Templeton Developing Markets Securities
        Growth & Income                                         Templeton Growth Securities
        Growth Opportunities                                    Templeton International
        Health Sciences                                         Templeton Mutual Shares Securities
        High Yield                                            THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
        Income                                                  Equity Growth
        International Growth                                    Fixed Income
        International Growth & Income                           Global Equity
        International New Opportunities                         Mid Cap Value
        Investors                                               Value
        Money Market                                          VAN KAMPEN LIFE INVESTMENT TRUST
        New Opportunities                                       LIT Comstock
        New Value                                               LIT Emerging Growth
        OTC & Emerging Growth                                 WELLS FARGO VARIABLE TRUST
        Research                                                Wells Fargo VT Asset
        Small Cap Value                                         Wells Fargo VT Equity-Income
        Technology                                              Wells Fargo VT Growth
        Utilities
        Vista
        Voyager
        Voyager II

      Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.



2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

--------------------------------------------------------------------------------

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

      ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account for the Lifetime Plus, Lifetime Plus II, Custom, SelectDirections, and Provider contracts and .30% for the Scudder contract. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts.

      CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $35 for Lifetime Plus and Lifetime Plus II and $30 for Putnam, Custom, SelectDirections, and Provider on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED
     (Units in whole amounts)

                                                                         AIM Lifetime Plus Variable Annuity
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
  Sub-Accounts:
    AIM V.I. Aggressive Growth                                 12,661    42,776    (1,547)             53,890       $      14.15
    AIM V.I. Balanced                                           6,382    20,576    (2,459)             24,499              12.43
    AIM V.I. Blue Chip                                              -    12,966    (1,657)             11,309               8.82
    AIM V.I. Capital Appreciation                             425,748    75,232   (44,219)            456,761              18.75
    AIM V.I. Capital Development                                3,948    15,509    (1,160)             18,297              12.55
    AIM V.I. Dent Demographics                                      -    35,027    (2,720)             32,307               7.89
    AIM V.I. Diversified Income                               227,201    34,720   (57,360)            204,561              11.55
    AIM V.I. Global Utilities                                  61,408    16,963    (6,450)             71,921              19.68
    AIM V.I. Government Securities                            108,494    12,845   (21,808)             99,531              12.15
    AIM V.I. Growth                                           383,214    58,125   (37,554)            403,785              19.80
    AIM V.I. Growth and Income                                645,133    93,777   (64,221)            674,689              20.33
    AIM V.I. High Yield                                         1,751     1,483    (2,400)                834               7.95
    AIM V.I. International Equity                             220,690    50,864   (26,074)            245,480              15.90
    AIM V.I. Money Market                                     137,432   106,023  (147,576)             95,879              11.98
    AIM V.I. Telecommunications                                     -    11,783      (335)             11,448              20.18
    AIM V.I. Value                                            987,077   159,432  (141,153)          1,005,356              19.00


     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                         AIM Lifetime Plus II Variable Annuity
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
   AIM V.I. Aggressive Growth                                       -   180,641    (7,110)            173,531       $       11.01
   AIM V.I. Balanced                                                -   144,100    (8,377)            135,723                9.75
   AIM V.I. Blue Chip                                               -   234,436    (4,938)            229,498                8.86
   AIM V.I. Capital Appreciation                                    -   183,632    (7,826)            175,806                9.53
   AIM V.I. Capital Development                                     -    53,572      (710)             52,862               11.59
   AIM V.I. Dent Demographics                                       -   114,855    (1,990)            112,865                7.92
   AIM V.I. Diversified Income                                      -    27,328    (2,339)             24,989                9.85
   AIM V.I. Global Utilities                                        -    60,614    (6,131)             54,483               10.13
   AIM V.I. Government Securities                                   -    11,923        (2)             11,921               10.79
   AIM V.I. Growth                                                  -   192,921    (4,844)            188,077                8.33
   AIM V.I. Growth and Income                                       -   236,598    (6,473)            230,125                9.10
   AIM V.I. High Yield                                              -    10,836      (218)             10,618                8.03
   AIM V.I. International Equity                                    -   122,620    (3,777)            118,843                8.11
   AIM V.I. Money Market                                            -    21,497       (11)             21,486               10.49
   AIM V.I. Telecommunications                                      -    47,278    (1,067)             46,211               20.25
   AIM V.I. Value                                                   -   385,276    (8,726)            376,550                8.79



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                       AIM Lifetime Plus II Variable Annuity with Enhanced Death Benefit Rider
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
   AIM V.I. Aggressive Growth                                       -   103,250      (748)            102,502       $      10.98
   AIM V.I. Balanced                                                -    80,043    (4,879)             75,164               9.73
   AIM V.I. Blue Chip                                               -   182,536    (5,232)            177,304               8.84
   AIM V.I. Capital Appreciation                                    -   134,016    (2,607)            131,409               9.51
   AIM V.I. Capital Development                                     -     7,395       (57)              7,338              11.57
   AIM V.I. Dent Demographics                                       -    79,748    (1,474)             78,274               7.90
   AIM V.I. Diversified Income                                      -     7,856    (1,370)              6,486               9.83
   AIM V.I. Global Utilities                                        -    14,545       (60)             14,485              10.10
   AIM V.I. Government Securities                                   -    15,993      (109)             15,884              10.77
   AIM V.I. Growth                                                  -   127,883    (5,178)            122,705               8.31
   AIM V.I. Growth and Income                                       -   143,457    (7,056)            136,401               9.08
   AIM V.I. High Yield                                              -    18,629    (3,441)             15,188               8.01
   AIM V.I. International Equity                                    -    45,923      (217)             45,706               8.10
   AIM V.I. Money Market                                            -    46,093   (30,761)             15,332              10.47
   AIM V.I. Telecommunications                                      -    34,299      (790)             33,509              20.21
   AIM V.I. Value                                                   -   220,349    (7,462)            212,887               8.77



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                              AIM Lifetime Plus II Variable Annuity Annuitized
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
   AIM V.I. Balanced                                                -     1,392       (48)              1,344       $        9.34
   AIM V.I. Blue Chip                                               -     1,403       (29)              1,374                8.39
   AIM V.I. Capital Appreciation                                    -       405       (14)                391                8.84
   AIM V.I. Capital Development                                     -       399       (14)                385               10.96
   AIM V.I. Diversified Income                                      -     1,662       (39)              1,623                9.74
   AIM V.I. Growth                                                  -     1,314       (28)              1,286                7.75
   AIM V.I. Growth and Income                                       -     1,516       (35)              1,481                8.52
   AIM V.I. Value                                                   -       957       (14)                943                8.32



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                               Allstate Custom Portfolio Variable Annuity
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
    AIM V.I. Balanced                                               -    26,659      (246)             26,413       $      10.15
    AIM V.I. Capital Appreciation                                   -    10,640       (45)             10,595               9.24
    AIM V.I. Government Securities                                  -    12,507       (11)             12,496              10.81
    AIM V.I. Growth                                                 -    14,502       (15)             14,487               8.34
    AIM V.I. High Yield                                             -     7,114       (83)              7,031               8.36
    AIM V.I. International Equity                                   -     6,231       (34)              6,197               8.99
    AIM V.I. Value                                                  -    30,184      (294)             29,890               8.98

Investments in the Delaware Group Premium Fund, Inc.
  Sub-Accounts:
    Delaware GP Small Cap Value                                     -     7,205        (1)              7,204              11.59
    Delaware GP Trend                                               -     5,515        (1)              5,514               9.27

Investments in the Dreyfus Variable Investment Fund
  Sub-Accounts:
    VIF Capital Appreciation                                        -     1,286        (1)              1,285               9.93

Investments in the Dreyfus Socially Responsible Growth
  Fund, Inc.:                                                       -    11,134       (64)             11,070               9.25

Investments in the Dreyfus Stock Index Fund:                        -    28,250       (69)             28,181               9.41

Investment in the Fidelity Variable Insurance Products
  Fund Sub-Accounts:
    VIP Equity Income                                               -     1,655          -              1,655              10.81
    VIP Growth                                                      -    13,275       (291)            12,984               9.39
    VIP Growth Opportunities                                        -     4,747        (1)              4,746               9.35
    VIP Overseas                                                    -     4,913       (33)              4,880               9.31

Investment in the Fidelity Variable Insurance Products
  Fund II Sub-Accounts:
    VIP II Contrafund                                               -    16,728        (2)             16,726               9.95

Investments in the HSBC Variable Insurance Funds
  Sub-Accounts:
    HSBC VI Cash Management                                         -    21,050    (5,839)             15,211              10.19
    HSBC VI Fixed Income                                            -     2,619      (132)              2,487              10.21
    HSBC VI Growth & Income                                         -    36,782       (94)             36,688              10.18

Investments in the Oppenheimer Variable Account
  Funds Sub-Accounts:
    Oppenheimer Aggressive Growth                                   -    10,749      (171)             10,578               9.16
    Oppenheimer Main Street Growth & Income                         -    35,433       (79)             35,354               9.27
    Oppenheimer Strategic Bond                                      -     8,741       (11)              8,730              10.32

Investments in the Franklin Templeton Variable Insurance
  Products Trust Sub-Accounts:
    Templeton Asset Strategy                                        -       632          -                632              10.44
    Templeton International                                         -     7,882        (1)              7,881              10.52

Investments in the Wells Fargo Variable Trust
  Sub-Accounts:
    Wells Fargo VT Asset                                            -       718       (51)                667              10.01
    Wells Fargo VT Equity Income                                    -       330       (66)                264              10.43
    Wells Fargo VT Growth                                           -       390          -                390               9.05

     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                      Putnam Allstate Advisor Variable Annuity
                                                     ------------------------------------------------------------------------------

                                                                              Unit activity during 2000:
                                                                        --------------------------------------
                                                                                                                   Accumulation
                                                    Units Outstanding     Units      Units    Units Outstanding     Unit Value
                                                    December 31, 1999    Issued    Redeemed   December 31, 2000  December 31, 2000
                                                   ------------------   ---------  ---------  -----------------  ------------------
Investments in the Putnam Variable Trust Sub-Accounts:
    American Government Income                                      -      43,339      (319)             43,020        $      11.12
    Asia Pacific                                                    -      23,515      (563)             22,952                9.58
    Capital Appreciation                                            -       9,749        (2)              9,747                9.13
    Diversified Income                                              -     343,788   (35,483)            308,305                9.73
    The George Putnam Fund of Boston                                -     316,133   (13,843)            302,290               10.07
    Global Asset Allocation                                         -      79,699    (1,220)             78,479               10.05
    Global Growth                                                   -     560,781   (24,867)            535,914               10.87
    Growth  Opportunities                                           -     495,714   (19,980)            475,734                7.43
    Growth & Income                                                 -   2,151,603  (126,935)          2,024,668                9.78
    Health Sciences                                                 -     358,569   (21,268)            337,301               14.55
    High Yield                                                      -     131,990    (5,558)            126,432                8.98
    Income                                                          -     231,242    (6,105)            225,137               10.34
    International Growth                                            -     643,253   (36,664)            606,589               12.88
    International Growth & Income                                   -     159,143    (7,373)            151,770               10.98
    International New Opportunities                                 -     297,331   (28,242)            269,089               10.98
    Investors                                                       -   1,531,557   (98,435)          1,433,122                9.78
    Money Market                                                    -     493,530  (251,266)            242,264               10.69
    New Opportunities                                               -   1,285,569   (71,187)          1,214,382               11.44
    New Value                                                       -      88,290    (4,514)             83,776               10.63
    OTC & Emerging Growth                                           -     395,583   (40,708)            354,875                9.58
    Research                                                        -     351,213   (12,960)            338,253               11.23
    Small Cap Value                                                 -     118,591    (3,499)            115,092               12.66
    Technology                                                      -     102,923    (1,882)            101,041                5.95
    Utilities                                                       -     218,876   (10,082)            208,794               11.59
    Vista                                                           -     484,363   (15,418)            468,945               13.34
    Voyager                                                         -   1,894,909  (128,571)          1,766,338               11.81
    Voyager II                                                      -      12,346       (44)             12,302                7.31



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                Putnam Allstate Advisor Variable Annuity Annuitized
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the Putnam Variable Trust Sub-Accounts:
     Global Growth                                                  -       707       (29)                678       $       10.31
     Growth & Income                                                -     1,496       (61)              1,435                9.45
     High Yield                                                     -       468       (20)                448                8.85
     International Growth                                           -       689       (28)                661               12.71
     International Growth & Income                                  -       422       (17)                405               10.84
     International New Opportunities                                -       322       (13)                309               10.70
     Investors                                                      -       411       (17)                394                9.16
     New Opportunities                                              -       629       (26)                603               10.45
     OTC & Emerging Growth                                          -       658       (27)                631                8.67
     Research                                                       -       398       (16)                382               10.67
     Utilities                                                      -       442       (18)                424               11.27
     Vista                                                          -       316       (13)                303               12.44
     Voyager                                                        -       689       (29)                660               11.09



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                         AFA SelectDirections Variable Annuity
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
   AIM V.I. Capital Appreciation                                    -     1,992        (1)              1,991       $        7.63
   AIM V.I. Diversified Income                                      -       364          -                364                9.99
   AIM V.I. Growth and Income                                       -     1,488          -              1,488                8.18
   AIM V.I. International Equity                                    -       305          -                305                8.66
   AIM V.I. Value                                                   -    21,943        (4)             21,939                8.67

Investment in the Fidelity Variable Insurance Products
  Fund Sub-Accounts:
    VIP Growth                                                      -    27,155        (4)             27,151                8.53
    VIP High Income                                                 -        33          -                 33                8.40
    VIP Overseas                                                    -        92          -                 92                8.97

Investment in the Fidelity Variable Insurance Products
  Fund II Sub-Accounts:
    VIP II Contrafund                                               -     2,196          -              2,196                9.39
    VIP II Investment Grade Bond                                    -       132          -                132               10.44

Investments in the MFS Variable Insurance Trust Sub-Accounts:
    MFS High Income                                                 -       108          -                108                9.22
    MFS New Discovery                                               -     6,892        (1)              6,891                8.89

Investments in the Oppenheimer Variable Account
  Funds Sub-Accounts:
    Oppenheimer Capital Appreciation                                -        91          -                 91                8.95
    Oppenheimer Small Cap Growth                                    -       240          -                240                8.73

Investments in the Van Kampen Life Investment Trust
  Sub-Accounts:
    LIT Comstock                                                    -       337          -                337               11.58
    LIT Emerging Growth                                             -    16,640        (3)             16,637                7.47



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                       Scudder Horizon Advantage Variable Annuity
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the Scudder Variable Life Investment Fund
  Sub-Accounts:
   Money Market                                                     -     1,996          -              1,996       $       11.04
   21st Century Growth                                              -       679          -                679               13.52



     Units relating to accrued contract maintenance charges are included in units redeemed.

                                     PART C
                                OTHER INFORMATION


24A. FINANCIAL STATEMENTS

Allstate Life Insurance Company of New York Financial Statements and Financial Statement Schedules and Allstate Life of New York Separate Account A Financial Statements are included in Part B of this Registration Statement.

24B. EXHIBITS

Unless otherwise indicated, the following exhibits, which correspond to those required by Item 24(b) of Form N-4, are filed herewith:

(1) Form of Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated April 30, 1999.)

(2)  Not Applicable

(3) (a) Form of Underwriting Agreement among Allstate Life Insurance Company of New York and Allstate Life Financial Services, Inc. (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

(4) (a) Form of Contract for the "Allstate Custom Portfolio", "Allstate Provider", or "SelectDirections" Variable Annuity, a group flexible premium deferred variable annuity contract (Previously filed in Pre-Effective Amendment No.1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

(b) Form of Amendatory Endorsement to Add Dollar Cost Averaging Fixed Accounts to the "Allstate Custom Portfolio", "Allstate Provider", or
     "SelectDirections" Variable Annuity, a group flexible premium deferred variable annuity contract filed herewith.

(c) Form of Amendatory Endorsement for Transfer Limitations under the "Allstate Custom Portfolio", "Allstate Provider", or "SelectDirections" Variable Annuity, a group flexible premium deferred variable annuity contract filed herewith.

(5) (a) Form of Application for Allstate Custom Portfolio Variable Annuity (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (b) Form of Application for Allstate Provider Variable Annuity (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

     (c) Form of Application for SelectDirections Variable Annuity (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

(6) (a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 2000 and incorporated herein by reference.)

     (b) Amended By-laws of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 2000 and incorporated herein by reference.)

(7)  Not applicable

(8) (a) Form of Participation Agreement among Allstate Life Insurance Company of New York, AIM Variable Insurance Funds, Inc., and AIM Distributors, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated September 20, 1996.)

     (b) Participation Agreement among Allstate Life Insurance Company of New York, Delaware Group Premium Fund, Inc. and Delaware Investments (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (c) Form of Participation Agreement among Allstate Life Insurance Company of New York, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (D/B/A Dreyfus Stock Index Fund), and Dreyfus Investment Portfolios (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (d) Form of Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (e) Form of Participation Agreement among Glenbrook Life and Annuity Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement of Glenbrook Life and Annuity Company Variable Annuity Account (File No. 033-91914) dated December 14, 1998.)

     (f) Form of Amendment to Participation Agreement among Glenbrook Life and Annuity Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., adding Allstate Life Insurance Company of New York as a party to the Agreement (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (g) Form of Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Funds and HSBC Asset Management (Americas) Inc. (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (h) Form of Participation Agreement among Allstate Life Insurance Company of New York, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (i) Form of Participation Agreement among Allstate Life Insurance Company of New York, Wells Fargo Variable Trust and Stephens Inc. (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (j) Form of Participation Agreement among Allstate Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management and Goldman Sachs Asset Management International (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

     (k) Form of Participation Agreement among Allstate Life Insurance Company of New York, Massachusetts Financial Services Company and MFS Variable Insurance Trust (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

     (l) Form of Participation Agreement among Allstate Life Insurance Company of New York, The Universal Institutional Fund, Inc., Morgan Stanley Asset Management, Inc., and Miller Anderson & Sherrerd, L.L.P. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement of Allstate Life of New York Variable Annuity Account II (File No. 033-35445) dated May 1, 2000.)

     (m) Form of Participation Agreement among Allstate Life Insurance Company of New York, Van Kampen Life Investment Trust, Van Kampen Funds Inc. and Van Kampen Asset Management Inc (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

(9) (a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (Previously filed in the initial filing of this Registration Statement (File No. 333-94785) dated January 14, 2000.)

     (b) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

(10) (a)  Independent Auditors' Consent filed herewith.

     (b) Consent of Foley & Lardner filed herewith.

(11) Not applicable

(12) Not applicable

(13) (a) Schedule of Computation of Performance Quotations for Allstate Custom Portfolio Variable Annuity (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (b) Schedule of Computation of Performance Quotations for Allstate Custom Portfolio Variable Annuity (adjusted historical total returns) (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (c) Schedule of Computation of Performance Quotations for Variable Sub-Accounts offered under the contracts marketed as Allstate Provider Variable Annuity and SelectDirections Variable Annuity (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

(14) Not applicable

(99) (a) Powers of Attorney for Thomas J. Wilson, II., Michael J. Velotta, Marcia D. Alazraki, Cleveland Johnson, Jr., John R. Raben, Jr., and Sally
     A. Slacke (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File Number 033-65381) dated April 30, 1999.)

     (b) Powers of Attorney for Samuel L. Pilch (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File Number 033-65381) dated November 12, 1999.)

     (c) Powers of Attorney for Vincent A. Fusco (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (d) Powers of Attorney for Margaret G. Dyer, Marla G. Friedman, John C. Lounds, J. Kevin McCarthy, Kenneth R. O'Brien, and Patricia W. Wilson (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

     (e) Power of Attorney for Steven C. Verney, filed herewith.


25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS*                    DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II               Director, Chairman of the Board and President
Michael J. Velotta                 Director, Vice President, Secretary and
                                   General Counsel
Marcia D. Alazraki                 Director
Margaret G. Dyer                   Director
Marla G. Friedman                  Director and Vice President
Vincent A. Fusco                   Director and Chief Operations Officer
John R. Hunter                     Vice President
Cleveland Johnson, Jr.             Director
John C. Lounds                     Director
J. Kevin McCarthy                  Director
Kenneth R. O'Brien                 Director
John R. Raben, Jr.                 Director
Sally A. Slacke                    Director

Samuel H. Pilch                    Controller
Steven C. Verney                   Director and Vice President
Patricia W. Wilson                 Director and Assistant Vice President
Karen C. Gardner                   Vice President
Casey J. Sylla                     Chief Investment Officer
James P. Zils                      Treasurer

D. Steven Boger                    Assistant Vice President
James J. Brazda                    Chief Administrative Officer
Patricia A. Coffey                 Assistant Vice President
Dorothy E. Even                    Assistant Vice President
Judith P. Greffin                  Assistant Vice President
Douglas F. Gaer                    Assistant Vice President
Charles Salisbury                  Assistant Vice President
Richard Zaharias                   Assistant Vice President

Charles D. Mires                   Assistant Vice President.
Barry S. Paul                      Assistant Vice President and
                                   Assistant Treasurer
Timothy N. Vander Pas              Assistant Vice President
David A. Walsh                     Assistant Vice President
Joanne M. Derrig                   Assistant Secretary and Assistant
                                   General Counsel
Roberta Asher                      Assistant Secretary
Susan L. Lees                      Assistant Secretary
Paul N. Kierig                     Assistant Secretary
Mary J. McGinn                     Assistant Secretary
Ralph A. Bergholtz                 Assistant Treasurer
Mark A. Bishop                     Assistant Treasurer
Robert B. Bodett                   Assistant Treasurer
Barbara S. Brown                   Assistant Treasurer
Rhonda Hoops                       Assistant Treasurer
Peter S. Horos                     Assistant Treasurer
Thomas C. Jensen                   Assistant Treasurer
David L. Kocourek                  Assistant Treasurer
Daniel C. Leimbach                 Assistant Treasurer
Beth K. Marder                     Assistant Treasurer
Jeffrey A. Mazer                   Assistant Treasurer
Ronald A. Mendel                   Assistant Treasurer
Stephen J. Stone                   Assistant Treasurer
R. Steven Taylor                   Assistant Treasurer
Louise J. Walton                   Assistant Treasurer
Jerry D. Zinkula                   Assistant Treasurer
Errol Cramer                       Assistant Vice President and Corporate
                                   Actuary

*The principal business address of Mr. Fusco is One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738. The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of Ms. Slacke is 8 John Way, Islandia, New York 11788. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 26, 2001 (File No. 1-11840).


27. NUMBER OF CONTRACT OWNERS

Allstate Custom Portfolio Variable Annuity:

As of January 31, 2000, there were 74 non-qualified contracts and 51 qualifiedcontracts.

Allstate Provider Variable Annuity:


As of January 31, 2000, there were 0 non-qualified contracts and 0 qualified contracts.

SelectDirections Variable Annuity:

As of January 31, 2000, there were 10 non-qualified contracts and 4 qualified contracts.

28. INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company of New York (Depositor) and ALFS, Inc. (Distributor), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

         Allstate Financial Advisors Separate Account I
         Allstate Life Insurance Separate Account A
         Allstate Life of New York Separate Account A
         Glenbrook Life and Annuity Company Separate Account A
         Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life and Annuity Variable Account
         Glenbrook Life Discover Variable Account A
         Glenbrook Life Variable Life Separate Account A
         Glenbrook Life Multi-Manager
         Variable Account Glenbrook Life Scudder Variable Account A Glenbrook Life AIM Variable Separate Account A
         Lincoln Benefit Life Variable Annuity Account
         Lincoln Benefit Life Variable Account
         Charter National Variable Annuity Account
         Charter National Variable Account
         Intramerica Variable Annuity Account




(b) The directors and officers of the principal underwriter are:


Name and Principal Business         Positions and Offices with Underwriter
Address**                               of Each Such Person
 ----------------------------        ----------------------

Thomas J. Wilson, II                Director
Kevin R. Slawin                     Director
Michael J. Velotta                  Director and Secretary
John R. Hunter                      Director, President and Chief Executive
                                     Officer
Janet M. Albers                     Vice President, Controller and Treasurer
Brent H. Hamann                     Vice President
Andrea J. Schur                     Vice President
James P. Zils                       Assistant Treasurer
Lisa A. Burnell                     Assistant Vice President and Compliance
                                     Officer
Joanne M. Derrig                    Assistant Secretary and Assistant General
                                     Counsel
Susan L. Lees                       Assistant Secretary
Carol S. Watson                     Assistant Secretary
Barry S. Paul                       Assistant Treasurer



** The principal business address of Ms. Watson is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors of ALFS, Inc. is 3100 Sanders Road, Northbrook, Illinois.


(c) Compensation of ALFS, Inc.

None

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company of New York, is located at One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738.

The  Underwriter, ALFS,  Inc. is located at 3100
Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


31. MANAGEMENT SERVICES
None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number (1-800-692-4682) that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

33.  REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL
REVENUE CODE

Allstate Life Insurance Company of New York represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

34.  REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 20th day of April, 2001.


                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: ALLSTATE LIFE INSURANCE COMPANY OF
                                    NEW YORK
                                   (DEPOSITOR)



                                   By:   /s/ MICHAEL J. VELOTTA
                                      ---------------------------------
                                      Michael J. Velotta
                                      Vice President, Secretary and
                                         General Counsel


As required by the Securities Act of 1933, this Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 20th day of April, 2001.



*/THOMAS J. WILSON, II                    President,Director and Chairman
Thomas J. Wilson, II                      of the Board
                                          (Principal Executive Officer)

/s/ MICHAEL J. VELOTTA                    Vice President, Secretary, General
Michael J. Velotta                        Counsel and Director


*/SAMUEL H. PILCH                         Controller
Samuel H. Pilch                           (Principal Accounting Officer)

**/STEVEN C. VERNEY                       Director and Vice President
Steven C. Verney                          (Principal Financial Officer)

*/MARCIA D. ALAZRAKI                      Director
Marcia D. Alazraki

*/MARGARET G. DYER                        Director
Margaret G. Dyer

*/MARLA G. FRIEDMAN                       Director and Vice President
Marla G. Friedman

*/VINCENT A. FUSCO                        Director and Chief Operations
Vincent A. Fusco                          Officer

*/CLEVELAND JOHNSON, JR.                  Director
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                          Director
John C. Lounds

*/J. KEVIN MCCARTHY                       Director
J. Kevin McCarthy

*/KENNETH R. O'BRIEN                      Director
Kenneth R. O'Brien

*/JOHN R. RABEN, JR.                      Director
John R. Raben, Jr.

*/SALLY A. SLACKE                         Director
Sally A. Slacke

*/PATRICIA W. WILSON                      Director and Assistant Vice President
Patricia W. Wilson



*/By Michael J. Velotta, pursuant to Power of Attorney, previously filed. **/By Michael J. Velotta, pursuant to Power of Attorney, filed herewith.

EXHIBIT LIST

Exhibit             Description


(4)(b) Form of Amendatory Endorsement to Add Dollar Cost Averaging Fixed
Accounts

(4)(c) Form of Amendatory Endorsement for Transfer Limitations

(10)(a) Independent Auditors' Consent

(10)(b) Consent of Foley & Lardner

(99)(e) Power of Attorney for Steven C. Verney